                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811- 07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)  626-1919

Date of fiscal year end: 3/31

Date of reporting period: 9/30/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM HIGH INCOME MUNICIPAL FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Fund Performance
4    Schedule of Investments
26   Financial Statements
29   Notes to Financial Statements
34   Financial Highlights
36   Fund Expenses
37   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us
      [CROCKETT          again that markets are cyclical and the correction of excess is often painful, at least in the short term.
        PHOTO]           Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM HIGH INCOME MUNICIPAL FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY                                                                       VALUE AND THE EFFECT OF THE MAXIMUM SALES
                                                                                          CHARGE UNLESS OTHERWISE STATED.
FUND VS. INDEXES                                                                          PERFORMANCE FIGURES DO NOT REFECT
                                                                                          DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance       ON FUND DISTRIBUTIONS OR SALE OF FUND
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   SHARES. INVESTMENT RETURN AND PRINCIPAL
sales charges, which would have reduced performance.                                      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
                                                                                          A GAIN OR LOSS WHEN YOU SELL SHARES.
Class A Shares                                                                   -4.12%
Class B Shares                                                                   -4.47       THE NET ANNUAL FUND OPERATING EXPENSE
Class C Shares                                                                   -4.36    RATIO SET FORTH IN THE MOST RECENT FUND
Barclays Capital Municipal Bond Index#* (Broad Market Index)                     -2.59    PROSPECTUS AS OF THE DATE OF THIS REPORT
Barclays Capital High Yield Municipal Bond Index(square)* (Style-Specifc Index)  -4.64    FOR CLASS A, CLASS B AND CLASS C SHARES
Lipper High Yield Municipal Debt Funds Index(triangle) (Peer Group Index)        -5.64    WAS 0.75%, 1.50% AND 1.50%,
                                                                                          RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
# Lipper Inc.; (square) Invesco Aim, Barclays Capital                                     OPERATING EXPENSE RATIO SET FORTH IN THE
                                                                                          MOST RECENT FUND PROSPECTUS AS OF THE DATE
*  Effective 11/3/08, the Lehman Brothers indexes were rebranded as Barclays              OF THIS REPORT FOR CLASS A, CLASS B AND
   Capital indexes                                                                        CLASS C SHARES WAS 0.98%, 1.73% AND 1.73%,
                                                                                          RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
The BARCLAYS CAPITAL MUNICIPAL BOND INDEX covers municipal bonds with a minimum           ABOVE MAY VARY FROM THE EXPENSE RATIOS
credit rating of Baa, an outstanding par value of at least $5 million and issued          PRESENTED IN OTHER SECTIONS OF THIS REPORT
as a part of a transaction of at least $50 million USD. The bonds must have been          THAT ARE BASED ON EXPENSES INCURRED DURING
issued after December 31, 1990, and have a remaining maturity of at least one             THE PERIOD COVERED BY THIS REPORT.
year.
                                                                                             CLASS A SHARE PERFORMANCE REFECTS THE
   The BARCLAYS CAPITAL HIGH YIELD MUNICIPAL BOND INDEX includes bonds that are           MAXIMUM 4.75% SALES CHARGE, AND CLASS B
non-rated or rated Ba1 or below. They must have an outstanding par value of at least $3   AND CLASS C SHARE PERFORMANCE REFECTS THE
million and be issued as part of a transaction of at least $20 million. The bonds must    APPLICABLE CONTINGENT DEFERRED SALES
have a dated-date after December 31, 1990, and must be at least one year from their       CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
maturity date.                                                                            CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
   The LIPPER HIGH YIELD MUNICIPAL DEBT FUNDS INDEX is an equally weighted                THE BEGINNING OF THE SEVENTH YEAR. THE
representation of the largest funds in the Lipper High Yield Municipal Debt Funds         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
category. These funds invest at least 50% of their assets in lower rated municipal debt   YEAR AFTER PURCHASE.
issue.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
   The Fund is not managed to track the performance of any particular index, including    CLASSES WILL DIFFER PRIMARILY DUE TO
the indexes defined here, and consequently, the performance of the Fund may deviate       DIFFERENT SALES CHARGE STRUCTURES AND
signifcantly from the performance of the indexes.                                         CLASS EXPENSES.

   A direct investment cannot be made in an index. Unless otherwise indicated, index         AFTER-TAX RETURNS ARE CALCULATED USING
results include reinvested dividends, and they do not refect sales charges. Performance   THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL
of an index of funds refects fund expenses; performance of a market index does not.       MARGINAL INCOME TAX RATE. THEY DO NOT
                                                                                          REFECT THE EFFECT OF STATE AND LOCAL
=======================================================================================   TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON
                                                                                          THE INVESTOR'S TAX SITUATION AND MAY
=======================================================================================   DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS
AVERAGE ANNUAL TOTAL RETURNS                                                              SHOWN ARE NOT RELEVANT TO INVESTORS WHO
                                                                                          HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS
As of 9/30/08, including maximum applicable sales charges                                 SUCH AS 401(K)S OR IRAS.

                                                                          AFTER TAXES        HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                       ON DISTRIBUTIONS   REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                       AFTER TAXES        AND SALE OF     HAVE BEEN LOWER.
                                     BEFORE TAXES   ON DISTRIBUTIONS      FUND SHARES
                                     ------------   ----------------   ----------------   (1) Total annual operating expenses less
CLASS A SHARES                                                                                any voluntary fee waivers and/or
Inception (1/2/98)                        2.78%            2.78%             3.17%            expense reimbursements by the advisor.
10 Years                                  2.40             2.40              2.85             Voluntary arrangements can be
 5 Years                                  1.98             1.98              2.53             discontinued or modified at any time
 1 Year                                 -12.74           -12.74             -6.55             without further notice to investors.
                                                                                              See current prospectus for more
CLASS B SHARES                                                                                information.
Inception (1/2/98)                        2.65%            2.65%             3.00%
10 Years                                  2.28             2.28              2.68
 5 Years                                  1.89             1.89              2.36
 1 Year                                 -13.30           -13.30             -7.09

CLASS C SHARES
Inception (1/2/98)                        2.47%            2.47%             2.82%
10 Years                                  2.13             2.13              2.53
 5 Years                                  2.21             2.21              2.64
 1 Year                                  -9.82            -9.82             -4.84

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   PLEASE VISIT INVESCOAIM. COM FOR THE MOST
PERFORMANCE AND CANNOT GUARANTEE             RECENT MONTH-END PERFORMANCE. PERFORMANCE
COMPARABLE FUTURE RESULTS; CURRENT           FIGURES REFECT REINVESTED DISTRIBUTIONS,
PERFORMANCE MAY BE LOWER OR HIGHER.          CHANGES IN NET ASSET



3   AIM HIGH INCOME MUNICIPAL FUND

PORTFOLIO COMPOSITION

By credit quality
as of September 30, 2008



-------------------------------------------------------------------------
AAA                                                                  12.9%
-------------------------------------------------------------------------
AA                                                                    2.8
-------------------------------------------------------------------------
A                                                                     2.9
-------------------------------------------------------------------------
BBB                                                                  12.0
-------------------------------------------------------------------------
BB                                                                    3.1
-------------------------------------------------------------------------
B                                                                     0.4
-------------------------------------------------------------------------
CCC                                                                   0.1
-------------------------------------------------------------------------
Not rated                                                            65.8
_________________________________________________________________________
=========================================================================



SCHEDULE OF INVESTMENTS

September 30, 2008
(Unaudited)



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.66%

ALASKA-0.51%

  Alaska Industrial Development & Export Authority
     (Boys & Girls Home);
     Series 2007, RB(a)                               5.70%     12/01/17      $1,000     $    899,350
-----------------------------------------------------------------------------------------------------
     Series 2007, RB(a)                               6.00%     12/01/36       3,000        2,367,810
=====================================================================================================
                                                                                            3,267,160
=====================================================================================================


ARIZONA-3.41%

  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2008 D, RB(a)            5.50%     01/01/38       2,000        1,775,340
-----------------------------------------------------------------------------------------------------
  Centerra Community Facilities District; Series
     2005, Unlimited Tax GO(a)                        5.50%     07/15/29         376          307,575
-----------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Mayo Clinic); Series 2006, Health
     Care Facilities IDR(a)                           5.00%     11/15/36       1,485        1,284,451
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Acclaim Charter School); Series
     2006, Educational Facilities IDR(a)              5.70%     12/01/26       2,200        1,825,494
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Choice Education & Development
     Corp.);
     Series 2006, Educational Facilities IDR(a)       6.25%     06/01/26       1,000          885,710
-----------------------------------------------------------------------------------------------------
     Series 2006, Educational Facilities IDR(a)       6.38%     06/01/36       3,000        2,588,160
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Coral Academy Science);
     Series 2008 A, Educational Facilities IDR(a)     7.13%     12/01/28       2,120        2,003,082
-----------------------------------------------------------------------------------------------------
     Series 2008 A, Educational Facilities IDR(a)     7.25%     12/01/38       1,100        1,033,593
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Desert Heights Charter School);
     Series 2003, Educational Facilities IDR(a)       7.25%     08/01/19         830          845,288
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Horizon Community Learning
     Center); Series 2005, Ref. Educational
     Facilities IDR(a)                                5.25%     06/01/35       1,500        1,207,650
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (P.L.C. Charter Schools);
     Series 2006, Educational Facilities IDR(a)       6.50%     04/01/26       1,000          904,310
-----------------------------------------------------------------------------------------------------
     Series 2006, Educational Facilities IDR(a)       6.75%     04/01/36       1,000          897,800
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Paradise Education Center);
     Series 2006, Ref. Educational Facilities
     IDR(a)                                           5.88%     06/01/22         535          467,601
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. Educational Facilities
     IDR(a)                                           6.00%     06/01/36         830          659,070
-----------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Valley Academy); Series 2008,
     Educational Facilities IDR(a)                    6.50%     07/01/38       2,815        2,590,363
-----------------------------------------------------------------------------------------------------
  Pinal (County of) Electric District No. 4;
     Series 2008, RB(a)                               6.00%     12/01/38       1,650        1,503,348
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

  Scottsdale (City of) Industrial Development
     Authority (Scottsdale Healthcare); Series
     2001, Hospital IDR(a)(b)(c)                      5.80%     12/01/11      $  500     $    545,180
-----------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (Arizona AgriBusiness & Equine
     Center Inc.); Series 2004 A, Educational
     Facilities IDR(a)                                6.13%     09/01/34         500          441,490
=====================================================================================================
                                                                                           21,765,505
=====================================================================================================


CALIFORNIA-1.50%

  Abag Finance Authority for Nonprofit Corps.
     (Hamlin School); Series 2007, RB(a)              5.00%     08/01/37       3,000        2,302,680
-----------------------------------------------------------------------------------------------------
  California (State of) Educational Facilities
     Authority (Fresno Pacific University); Series
     2000 A, RB(a)                                    6.75%     03/01/19       1,000        1,034,630
-----------------------------------------------------------------------------------------------------
  California (State of) Educational Facilities
     Authority (Keck Graduate Institute); Series
     2000, RB(a)(b)(c)                                6.75%     06/01/10         390          420,397
-----------------------------------------------------------------------------------------------------
  California (State of) Municipal Finance
     Authority (American Heritage Education
     Foundation); Series 2006 A, Education RB(a)      5.25%     06/01/36       1,150          918,183
-----------------------------------------------------------------------------------------------------
  California (State of) Statewide Communities
     Development Authority (Drew School); Series
     2007, RB(a)                                      5.30%     10/01/37         500          376,300
-----------------------------------------------------------------------------------------------------
  California (State of) Statewide Communities
     Development Authority (Front Porch
     Communities & Services); Series 2007 A,
     RB(a)(d)                                         5.13%     04/01/37       2,000        1,574,380
-----------------------------------------------------------------------------------------------------
  California (State of) Statewide Communities
     Development Authority (Hospice of Napa
     Valley); Series 2004 A, RB(a)                    7.00%     01/01/34         900          889,362
-----------------------------------------------------------------------------------------------------
  California (State of) Statewide Communities
     Development Authority (Huntington Park
     Charter School); Series 2007 A, Educational
     Facilities RB(a)                                 5.25%     07/01/42       1,500        1,108,740
-----------------------------------------------------------------------------------------------------
  California (State of) Statewide Communities
     Development Authority (Notre Dame de Namur
     University); Series 2003, RB(a)                  6.50%     10/01/23       1,000          926,070
=====================================================================================================
                                                                                            9,550,742
=====================================================================================================


COLORADO-10.97%

  Antelope Heights Metropolitan District; Series
     2003, Limited Tax GO(a)(b)(c)                    8.00%     12/01/13         500          601,930
-----------------------------------------------------------------------------------------------------
  Arista Metropolitan District; Series 2005,
     Limited Tax GO(a)                                6.75%     12/01/35       2,000        1,685,880
-----------------------------------------------------------------------------------------------------
  Beacon Point Metropolitan District; Series 2005
     A, Limited Tax GO(a)                             6.25%     12/01/35       1,500        1,183,260
-----------------------------------------------------------------------------------------------------
  Bradburn Metropolitan District No. 3; Series
     2003, Limited Tax GO(a)                          7.50%     12/01/33         500          465,380
-----------------------------------------------------------------------------------------------------
  Bromley Park Metropolitan District No. 2;
     Series 2002 B, Limited Tax GO(a)(b)(c)           8.05%     12/01/12         500          596,070
-----------------------------------------------------------------------------------------------------
     Series 2003, Limited Tax GO(a)(b)(c)             8.05%     12/01/12         534          636,603
-----------------------------------------------------------------------------------------------------
  Buckhorn Valley Metropolitan District No. 2;
     Series 2003, Limited Tax GO(a)                   7.00%     12/01/23          60           54,773
-----------------------------------------------------------------------------------------------------
  Castle Oaks Metropolitan District;
     Series 2005, Limited Tax GO(a)                   6.00%     12/01/25       1,000          810,890
-----------------------------------------------------------------------------------------------------
     Series 2005, Limited Tax GO(a)                   6.13%     12/01/35       1,500        1,162,980
-----------------------------------------------------------------------------------------------------
  Colorado (State of) E-470 Public Highway
     Authority; Series 2007 B1, RB(a)                 5.50%     09/01/24         500          469,980
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Academy Charter
     School); Series 2000, RB(a)(b)(c)                7.13%     12/15/10       1,195        1,320,033
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Banning Lewis Ranch
     Academy); Series 2006, Charter School
     RB(a)(d)                                         6.13%     12/15/35       3,000        2,529,840
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Brighton School);
     Series 2006, Charter School RB(a)                6.00%     11/01/36       1,695        1,331,897
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Carbon Valley Academy);
     Series 2006, Charter School RB(a)                5.63%     12/01/36       1,160          902,979
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Cerebral Palsy of
     Colorado); Series 2006 A, RB(a)                  6.25%     05/01/36       3,050        2,579,324
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Leadership);
     Series 2008, Charter School RB(a)                6.25%     07/01/28         650          571,721
-----------------------------------------------------------------------------------------------------
     Series 2008, Charter School RB(a)                6.50%     07/01/38       1,000          875,050
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Denver Academy Inc.);
     Series 2003 A, Ref. RB(a)                        7.00%     11/01/23         500          509,550
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Denver Science &
     Technology); Series 2004, RB(a)                  5.00%     12/01/13         750          751,035
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Excel Academy); Series
     2003, Charter School RB(a)(b)(c)                 7.30%     12/01/11         535          594,931
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Educational & Cultural
     Facilities Authority (Flagstaff);
     Series 2008 A, Charter School RB(a)              6.75%     08/01/28      $1,215     $  1,135,150
-----------------------------------------------------------------------------------------------------
     Series 2008 A, Charter School RB(a)              7.00%     08/01/38       1,500        1,394,160
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Knowledge Quest);
     Series 2005, Charter School RB(a)                6.50%     05/01/36         930          817,330
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Littleton Academy
     Building); Series 2002, Charter School
     RB(a)(b)(c)                                      6.00%     01/15/12         500          543,220
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Monument Academy);
     Series 2007 A, Charter School RB(a)              5.88%     10/01/27       2,500        2,116,550
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Charter School RB(a)              6.00%     10/01/37       1,635        1,341,714
-----------------------------------------------------------------------------------------------------
     Series 2008 A, Charter School RB(a)              7.25%     10/01/39         500          469,130
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (New Vision Charter
     School); Series 2008, RB(a)(d)                   6.75%     04/01/40       1,860        1,710,010
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northeast Academy);
     Series 2007 A, Charter School RB(a)(d)           5.75%     05/15/37       2,580        2,055,950
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Peak to Peak); Series
     2001, Charter School RB(a)(b)(c)                 7.63%     08/15/11         500          564,805
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Platte Academy);
     Series 2002 A, Charter School RB(a)(b)(c)        7.25%     03/01/10         500          523,765
-----------------------------------------------------------------------------------------------------
     Series 2002 A, Charter School RB(a)(b)(c)        7.25%     03/01/10         500          533,135
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Union Colony Charter
     School); Series 2007, RB(a)(d)                   5.75%     12/01/37       1,075          834,705
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (University Lab School);
     Series 2001, Charter School RB(a)(b)(c)          6.13%     06/01/11         150          161,976
-----------------------------------------------------------------------------------------------------
     Series 2001, Charter School RB(a)(b)(c)          6.25%     06/01/11         500          541,505
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Vail Christian); Series
     2007, Independent School Improvement RB(a)(d)    5.50%     06/01/37       2,000        1,593,740
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Windsor Academy);
     Series 2007, Charter School RB(a)(d)             5.70%     05/01/37       1,600        1,273,632
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Christian Living Communities); Series 2006
     A, RB(a)                                         5.25%     01/01/28       1,500        1,183,215
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Portercare Adventist Health); Series 2001,
     Hospital RB(a)(b)(c)                             6.50%     11/15/11         500          554,970
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Valley View Hospital Association); Series
     2008, Ref. Hospital RB(a)                        5.75%     05/15/36       1,000          843,790
-----------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Volunteers of America Care); Series 2007 A,
     Health & Residential Care Facilities RB(a)       5.20%     07/01/22       1,270        1,086,104
-----------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (University Village
     Colorado); Series 2008 A, Tax Increment
     Allocation RB(a)                                 7.00%     12/01/29       3,000        2,637,900
-----------------------------------------------------------------------------------------------------
  Confluence Metropolitan District;
     Series 2007, Tax Supported RB(a)                 5.25%     12/01/17         790          697,515
-----------------------------------------------------------------------------------------------------
     Series 2007, Tax Supported RB(a)                 5.45%     12/01/34       1,465        1,150,435
-----------------------------------------------------------------------------------------------------
  Conservatory Metropolitan District (Arapahoe
     County);
     Series 2003, Limited Tax GO(a)(b)(c)             7.50%     12/01/13         750          895,140
-----------------------------------------------------------------------------------------------------
     Series 2005, Limited Tax GO(a)(b)(c)             6.75%     12/01/13         810          940,078
-----------------------------------------------------------------------------------------------------
  Copperleaf Metropolitan District No. 2;
     Series 2006, Limited Tax GO(a)                   5.85%     12/01/26       1,000          775,920
-----------------------------------------------------------------------------------------------------
     Series 2006, Limited Tax GO(a)                   5.95%     12/01/36       1,750        1,296,977
-----------------------------------------------------------------------------------------------------
  Country Club Village Metropolitan District;
     Series 2006, Limited Tax GO(a)                   6.00%     12/01/34         600          458,598
-----------------------------------------------------------------------------------------------------
  Denver (City of) Health & Hospital Authority;
     Series 2004 A, Ref. RB(a)(b)(c)                  6.25%     12/01/14         500          569,935
-----------------------------------------------------------------------------------------------------
  Grandby Ranch Metropolitan District; Series
     2006, Limited Tax GO(a)                          6.75%     12/01/36       3,000        2,524,200
-----------------------------------------------------------------------------------------------------
  Huntington Trails Metropolitan District; Series
     2006, Limited Tax GO(a)                          6.25%     12/01/36       1,000          764,800
-----------------------------------------------------------------------------------------------------
  Jordan Crossing Metropolitan District; Series
     2006, Limited Tax GO(a)                          5.75%     12/01/36       1,415        1,035,992
-----------------------------------------------------------------------------------------------------
  Liberty Ranch Metropolitan District; Series
     2006, Limited Tax GO(a)                          6.25%     12/01/36       1,645        1,258,096
-----------------------------------------------------------------------------------------------------
  Madre Metropolitan District No. 2; Series 2007
     A, Limited Tax GO(a)                             5.50%     12/01/36         500          342,340
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Montrose (County of) (Homestead at Montrose
     Inc.);
     Series 2003 A, Health Care Facilities RB(a)      5.75%     02/01/15      $  250     $    241,870
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Health Care Facilities RB(a)      6.75%     02/01/22         300          297,624
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Health Care Facilities RB(a)      7.00%     02/01/25         800          800,064
-----------------------------------------------------------------------------------------------------
  Murphy Creek Metropolitan District No. 3; Series
     2006, Ref. & Improvement Limited Tax GO(a)       6.13%     12/01/35       2,000        1,507,500
-----------------------------------------------------------------------------------------------------
  Northwest Metropolitan District No. 3;
     Series 2005, Limited Tax GO(a)                   6.13%     12/01/25       1,000          818,410
-----------------------------------------------------------------------------------------------------
     Series 2005, Limited Tax GO(a)                   6.25%     12/01/35       1,000          788,840
-----------------------------------------------------------------------------------------------------
  Piney Creek Village Metropolitan District;
     Series 2005, Limited Tax GO(a)                   5.50%     12/01/35       1,200          957,996
-----------------------------------------------------------------------------------------------------
  Reata South Metropolitan District; Series 2007
     A, Limited Tax GO(a)                             7.25%     06/01/37       1,000          885,620
-----------------------------------------------------------------------------------------------------
  Riverdale Peaks II Metropolitan District; Series
     2005, Limited Tax GO(a)                          6.50%     12/01/35       1,000          771,980
-----------------------------------------------------------------------------------------------------
  Saddle Rock (City of) South Metropolitan
     District No. 2 (Mill Levy Obligation); Series
     2000, Limited Tax GO(a)(b)(c)                    7.20%     06/01/10         500          537,330
-----------------------------------------------------------------------------------------------------
  Silver Peaks Metropolitan District No. 2; Series
     2006, Limited Tax GO(a)                          5.75%     12/01/36       1,000          732,150
-----------------------------------------------------------------------------------------------------
  Southlands Metropolitan District No. 1;
     Series 2004, Unlimited Tax GO(a)(b)(c)           6.75%     12/01/14         500          562,960
-----------------------------------------------------------------------------------------------------
     Series 2004, Unlimited Tax GO(a)(b)(c)           7.13%     12/01/14         500          592,335
-----------------------------------------------------------------------------------------------------
  Table Rock Metropolitan District; Series 2003,
     Limited Tax GO(a)(b)(c)                          7.00%     12/01/13         740          854,833
-----------------------------------------------------------------------------------------------------
  University of Northern Colorado (Auxiliary
     Facilities System); Series 2001, Ref. &
     Improvement RB (INS-Ambac Assurance
     Corp.)(a)(e)                                     5.00%     06/01/23       1,000          967,630
-----------------------------------------------------------------------------------------------------
  Valagua Metropolitan District; Series 2008,
     Limited Tax GO(a)                                7.75%     12/01/37       1,000          939,740
-----------------------------------------------------------------------------------------------------
  Wyndham Hill Metropolitan District No. 2;
     Series 2005, Limited Tax GO(a)                   6.25%     12/01/25         750          622,417
-----------------------------------------------------------------------------------------------------
     Series 2005, Limited Tax GO(a)                   6.38%     12/01/35       1,000          802,370
=====================================================================================================
                                                                                           69,942,257
=====================================================================================================


DELAWARE-0.50%

  New Castle (County of) (Newark Charter School
     Inc.); Series 2006, RB(a)                        5.00%     09/01/30       1,610        1,288,403
-----------------------------------------------------------------------------------------------------
  Sussex (County of) (Cadbury at Lewes);
     Series 2006 A, First Mortgage RB(a)              5.45%     01/01/16         865          799,277
-----------------------------------------------------------------------------------------------------
     Series 2006 A, First Mortgage RB(a)              5.90%     01/01/26         750          634,815
-----------------------------------------------------------------------------------------------------
     Series 2006 A, First Mortgage RB(a)              6.00%     01/01/35         600          490,842
=====================================================================================================
                                                                                            3,213,337
=====================================================================================================


DISTRICT OF COLUMBIA-0.88%

  District of Columbia (Children's Hospital
     Obligation Group); Series 2008, Hospital
     RB(a)                                            5.25%     07/15/38       1,000          904,060
-----------------------------------------------------------------------------------------------------
  District of Columbia Tobacco Settlement
     Financing Corp.;
     Series 2001, Asset-Backed RB(a)                  6.25%     05/15/24         405          385,228
-----------------------------------------------------------------------------------------------------
     Series 2001, Asset-Backed RB(a)                  6.50%     05/15/33       1,785        1,597,736
-----------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998, RB
     (INS-Financial Security Assurance Inc.)(a)(e)    5.00%     08/15/38       3,000        2,704,080
=====================================================================================================
                                                                                            5,591,104
=====================================================================================================


FLORIDA-5.91%

  Alachua (County of) (North Florida Retirement
     Village, Inc.); Series 2007 A, IDR(a)            5.88%     11/15/36       3,000        2,424,270
-----------------------------------------------------------------------------------------------------
  Concorde Estates Community Development District;
     Series 2004 B, Capital Improvement RB(a)         5.00%     05/01/11         300          283,647
-----------------------------------------------------------------------------------------------------
  Cory Lakes Community Development District;
     Series 2001 A, Special Assessment RB(a)          8.38%     05/01/17         365          380,231
-----------------------------------------------------------------------------------------------------
     Series 2001 B, Special Assessment RB(a)          8.38%     05/01/17         185          192,720
-----------------------------------------------------------------------------------------------------
  Cypress Lakes Community Development District;
     Series 2004 A, Special Assessment RB(a)          6.00%     05/01/34         550          512,655
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  East Homestead Community Development District;
     Series 2005, Special Assessment RB(a)            5.45%     05/01/36      $  775     $    601,958
-----------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (Palm Bay Academy Inc.);
     Series 2006 A, RB(a)                             6.00%     05/15/36       2,130        1,711,732
-----------------------------------------------------------------------------------------------------
     Series 2007 A, RB(a)                             6.13%     05/15/37       1,855        1,513,569
-----------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (Sculptor Charter School); Series 2008 A,
     RB(a)                                            7.25%     10/01/38       2,710        2,696,856
-----------------------------------------------------------------------------------------------------
  Gramercy Farms Community Development District;
     Series 2007 B, Special Assessment RB(a)          5.10%     05/01/14       1,000          774,200
-----------------------------------------------------------------------------------------------------
  Islands at Doral Southwest Community Development
     District; Series 2003, Special Assessment
     RB(a)(b)(c)                                      6.38%     05/01/13         500          551,445
-----------------------------------------------------------------------------------------------------
  Jacksonville (City of) Economic Development
     Commission (Mayo Clinic); Series 2006, Health
     Care Facilities RB(a)                            5.00%     11/15/36       2,500        2,164,500
-----------------------------------------------------------------------------------------------------
  Lakeland (City of) (Retirement Community);
     Series 2008, Ref. First Mortgage RB(a)(d)        6.25%     01/01/28         500          463,595
-----------------------------------------------------------------------------------------------------
     Series 2008, Ref. First Mortgage RB(a)(d)        6.38%     01/01/43       1,500        1,373,145
-----------------------------------------------------------------------------------------------------
  Lee (County of) Industrial Development Authority
     (Cypress Cove at HealthPark); Series 2002 A,
     Health Care Facilities IDR(a)                    6.75%     10/01/32       1,250        1,178,712
-----------------------------------------------------------------------------------------------------
  Miami Beach (City of) Health Facilities
     Authority (Mount Sinai Medical Center);
     Series 2001 A, Hospital RB(a)                    6.70%     11/15/19       1,000          929,990
-----------------------------------------------------------------------------------------------------
     Series 2004, Ref. Hospital RB(a)                 6.75%     11/15/29         500          453,500
-----------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (University of Miami); Series 2008
     A, RB(a)                                         5.50%     04/01/38       2,000        1,880,840
-----------------------------------------------------------------------------------------------------
  Midtown Miami Community Development District;
     Series 2004 A, Special Assessment RB(a)          6.00%     05/01/24         985          866,889
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Special Assessment RB(a)          6.25%     05/01/37       1,000          858,750
-----------------------------------------------------------------------------------------------------
  Mount Dora (City of) Health Facilities Authority
     (Waterman Village); Series 2004 A, Ref. RB(a)    5.75%     08/15/18         750          667,913
-----------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System); Series 2002,
     Hospital RB(a)(b)(c)                             5.63%     11/15/12       1,065        1,162,394
-----------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Lutheran Towers, Inc.);
     Series 2005, Ref. Health Care Facilities
     RB(a)                                            5.38%     07/01/20       1,100          932,294
-----------------------------------------------------------------------------------------------------
     Series 2005, Ref. Health Care Facilities
     RB(a)                                            5.70%     07/01/26       1,000          824,810
-----------------------------------------------------------------------------------------------------
     Series 2007, First Mortgage RB(a)                5.50%     07/01/32       1,000          778,690
-----------------------------------------------------------------------------------------------------
     Series 2007, First Mortgage RB(a)                5.50%     07/01/38       1,000          757,340
-----------------------------------------------------------------------------------------------------
  Orlando (City of) Urban Community Development
     District;
     Series 2001 A, Capital Improvement Special
     Assessment RB(a)(b)(c)                           6.95%     05/01/11         900          979,119
-----------------------------------------------------------------------------------------------------
     Series 2004, Capital Improvement Special
     Assessment RB(a)                                 6.25%     05/01/34       1,000          853,580
-----------------------------------------------------------------------------------------------------
  Poinciana Community Development District; Series
     2000 A, Special Assessment RB(a)                 7.13%     05/01/31         800          797,704
-----------------------------------------------------------------------------------------------------
  Port St. Lucie (City of) Southwest Annexation
     District No. 1; Series 2001 B, Special
     Assessment RB (INS-MBIA Insurance
     Corp.)(a)(e)                                     5.00%     07/01/40       2,000        1,830,940
-----------------------------------------------------------------------------------------------------
  Reunion East Community Development District;
     Series 2002 A, Special Assessment RB(a)          7.38%     05/01/33       1,000        1,010,510
-----------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Village on the Isle);
     Series 2007, Ref. Retirement Facilities RB(a)    5.00%     01/01/17       1,500        1,324,500
-----------------------------------------------------------------------------------------------------
     Series 2007, Ref. Retirement Facilities RB(a)    5.50%     01/01/27       1,500        1,247,025
-----------------------------------------------------------------------------------------------------
     Series 2007, Ref. Retirement Facilities RB(a)    5.50%     01/01/32       1,500        1,198,365
-----------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Glenmoor);
     Series 2006 A, Health Care IDR(a)                5.25%     01/01/26       1,000          782,080
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Health Care IDR(a)                5.38%     01/01/40       1,000          720,990
=====================================================================================================
                                                                                           37,681,458
=====================================================================================================


GEORGIA-1.46%

  Atlanta (City of) (Atlantic Station);
     Series 2001, Tax Allocation RB(a)(b)(c)          7.75%     12/01/11         650          718,640
-----------------------------------------------------------------------------------------------------
     Series 2001, Tax Allocation RB(a)(b)(c)          7.90%     12/01/11         750          866,085
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Atlanta (City of) (Eastside);
     Series 2005 B, Tax Allocation RB(a)              5.40%     01/01/20      $1,000     $    901,950
-----------------------------------------------------------------------------------------------------
     Series 2005 B, Tax Allocation RB(a)              5.60%     01/01/30       2,000        1,657,920
-----------------------------------------------------------------------------------------------------
  Atlanta (City of) (Princeton Lakes); Series
     2006, Tax Allocation RB(a)                       5.50%     01/01/31         730          600,235
-----------------------------------------------------------------------------------------------------
  Fulton (County of) (Canterbury Court);
     Series 2004 A, Residential Care Facilities
     RB(a)                                            6.13%     02/15/26         500          443,520
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Residential Care Facilities
     RB(a)                                            6.13%     02/15/34         200          171,174
-----------------------------------------------------------------------------------------------------
  Rockdale (County of) Development Authority (Visy
     Paper); Series 2007 A, RB(a)(f)                  6.13%     01/01/34       4,500        3,946,725
=====================================================================================================
                                                                                            9,306,249
=====================================================================================================


IDAHO-0.33%

  Idaho (State of) Housing & Finance Association
     (Liberty Charter School); Series 2008 A,
     Nonprofit Facilities RB(a)                       6.00%     06/01/38         750          673,822
-----------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association;
     Series 2008 A, Nonprofit Facilities RB(a)        6.13%     07/01/38       1,580        1,416,818
=====================================================================================================
                                                                                            2,090,640
=====================================================================================================


ILLINOIS-9.45%

  Belleville (City of) (Frank Scott Parkway
     Redevelopment); Series 2007 A, Ref. Tax
     Increment Allocation RB(a)                       5.70%     05/01/36       1,000          786,610
-----------------------------------------------------------------------------------------------------
  Chicago (City of) (Chatham Ridge Redevelopment);
     Series 2002, Tax Increment Allocation RB(a)      5.95%     12/15/12         275          269,379
-----------------------------------------------------------------------------------------------------
     Series 2002, Tax Increment Allocation RB(a)      6.05%     12/15/13         475          463,790
-----------------------------------------------------------------------------------------------------
  Chicago (City of) (Lake Shore East);
     Series 2003, Special Assessment RB(a)            6.63%     12/01/22         500          481,520
-----------------------------------------------------------------------------------------------------
     Series 2003, Special Assessment RB(a)            6.75%     12/01/32         500          472,160
-----------------------------------------------------------------------------------------------------
  Du Page (County of) Special Service Area No. 31
     (Monarch Landing);
     Series 2006, Special Tax RB(a)                   5.40%     03/01/16         250          231,640
-----------------------------------------------------------------------------------------------------
     Series 2006, Special Tax RB(a)                   5.63%     03/01/36       1,250          984,912
-----------------------------------------------------------------------------------------------------
  Hillside (City of) (Mannheim Redevelopment);
     Series 2008, Senior Lien Tax Increment
     Allocation RB(a)                                 6.55%     01/01/20       1,000          944,500
-----------------------------------------------------------------------------------------------------
     Series 2008, Senior Lien Tax Increment
     Allocation RB(a)                                 7.00%     01/01/28       5,000        4,632,400
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks PLC)(g)(h)     5.57%     10/01/30       2,125        2,125,000
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beacon
     Hill);
     Series 2005 A, Ref. RB(a)                        5.15%     02/15/13         655          623,318
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Ref. RB(a)                        5.25%     02/15/14         300          283,452
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Ref. RB(a)                        5.35%     02/15/15         225          210,359
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Central
     Baptist Village);
     Series 2007, RB(a)                               5.38%     11/15/27       1,000          795,130
-----------------------------------------------------------------------------------------------------
     Series 2007, RB(a)                               5.38%     11/15/39       1,600        1,181,840
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Children's Memorial Hospital); Series 2008
     A, RB(a)                                         5.25%     08/15/47       1,500        1,310,355
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Clare
     Oaks);
     Series 2006 A, RB(a)                             6.00%     11/15/27       1,000          849,710
-----------------------------------------------------------------------------------------------------
     Series 2006 A, RB(a)                             6.00%     11/15/39       3,500        2,842,105
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Fairview
     Obligation Group);
     Series 2008 A, RB(a)                             6.13%     08/15/28       1,000          859,000
-----------------------------------------------------------------------------------------------------
     Series 2008 A, RB(a)                             6.25%     08/15/35       1,000          862,400
-----------------------------------------------------------------------------------------------------
     Series 2008 A, RB(a)                             6.25%     08/15/40       1,000          836,680
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Luther
     Oaks);
     Series 2006 A, RB(a)                             6.00%     08/15/26         850          729,972
-----------------------------------------------------------------------------------------------------
     Series 2006 A, RB(a)                             5.70%     08/15/28         500          405,170
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

     Series 2006 A, RB(a)                             6.00%     08/15/39      $1,460     $  1,193,477
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Monarch
     Landing Inc. Facility) Series 2007 A, RB(a)      7.00%     12/01/27       2,000        1,864,380
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facilities);
     Series 2007 A, RB(a)                             5.63%     11/15/17       1,345        1,236,754
-----------------------------------------------------------------------------------------------------
     Series 2007 A, RB(a)                             6.00%     11/15/27       2,000        1,708,440
-----------------------------------------------------------------------------------------------------
     Series 2007 A, RB(a)                             6.00%     11/15/37       4,000        3,285,240
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Smith
     Village);
     Series 2005 A, RB(a)                             5.70%     11/15/20         500          433,040
-----------------------------------------------------------------------------------------------------
     Series 2005 A, RB(a)                             6.13%     11/15/25       1,000          867,650
-----------------------------------------------------------------------------------------------------
     Series 2005 A, RB(a)                             6.25%     11/15/35       3,000        2,525,280
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Landing at Plymouth Place); Series 2005 A,
     RB(a)                                            6.00%     05/15/37       3,200        2,599,328
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Plaza);
     Series 2006 A, RB(a)                             5.88%     02/15/26       1,000          869,540
-----------------------------------------------------------------------------------------------------
     Series 2006 A, RB(a)                             5.88%     02/15/38       1,500        1,226,535
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Bethesda Home & Retirement Center); Series
     1999 A, RB(a)                                    6.25%     09/01/14         500          491,025
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Lutheran Senior Ministries Obligation);
     Series 2001 A, RB(a)(b)(c)                       7.38%     08/15/11       1,000        1,122,910
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish-American Hospital); Series 2000,
     RB(a)(b)(c)                                      6.88%     05/15/10         685          729,388
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Villa St. Benedict); Series 2003 A-1, RB(a)     6.90%     11/15/33       2,000        1,516,200
-----------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority;
     Series 2003 A, RB(a)                             7.00%     11/15/32         800          780,824
-----------------------------------------------------------------------------------------------------
  Lincolnshire (Village of) Special Service Area
     No. 1 (Sedgebrook);
     Series 2004, Special Tax RB(a)                   5.00%     03/01/11         385          376,006
-----------------------------------------------------------------------------------------------------
     Series 2004, Special Tax RB(a)                   6.25%     03/01/34         750          664,208
-----------------------------------------------------------------------------------------------------
  Lombard (City of) Public Facilities Corp.
     (Lombard Conference Center & Hotel);
     Series 2005 A-1, First Tier RB(a)                6.38%     01/01/15         750          713,393
-----------------------------------------------------------------------------------------------------
     Series 2005 A-1, First Tier RB(a)                7.13%     01/01/36       2,500        2,399,775
-----------------------------------------------------------------------------------------------------
  Malta (Village of) (Prairie Springs); Series
     2006, Tax Increment Allocation RB(a)(d)          5.75%     12/30/25       2,000        1,671,060
-----------------------------------------------------------------------------------------------------
  Metropolitan Pier & Exposition Authority
     (McCormick Place Expansion); Series 2002 A,
     Dedicated State Tax RB (INS-MBIA Insurance
     Corp.)(a)(e)                                     5.00%     12/15/28       1,250        1,151,337
-----------------------------------------------------------------------------------------------------
  Southwestern Illinois Development Authority
     (City of Collinsville Limited Incremental
     Sales Tax); Series 2007, RB(a)                   5.35%     03/01/31       1,000          832,320
-----------------------------------------------------------------------------------------------------
  Southwestern Illinois Development Authority
     (Eden Retirement Center Inc.);
     Series 2006, Senior Care Facilities RB(a)        5.50%     12/01/26         800          643,232
-----------------------------------------------------------------------------------------------------
     Series 2006, Senior Care Facilities RB(a)        5.85%     12/01/36       3,000        2,437,410
-----------------------------------------------------------------------------------------------------
  St. Charles (City of) (Zylstra);
     Series 2008, Incremental Sales Tax RB(a)(i)      6.95%     01/01/21       2,000        1,883,420
-----------------------------------------------------------------------------------------------------
     Series 2008, Incremental Sales Tax RB(a)(i)      6.95%     01/01/25       2,000        1,846,120
=====================================================================================================
                                                                                           60,249,694
=====================================================================================================


INDIANA-0.82%

  Indiana (State of) Health & Educational
     Facilities Financing Authority (Community
     Foundation Northwest Indiana);
     Series 2007, Hospital RB(a)                      5.50%     03/01/27       3,000        2,605,050
-----------------------------------------------------------------------------------------------------
     Series 2007, Hospital RB(a)                      5.50%     03/01/37       1,000          829,780
-----------------------------------------------------------------------------------------------------
  Petersburg (City of) (Indianapolis Power & Light
     Co.); Series 1991, Ref. PCR(a)                   5.75%     08/01/21       1,000          949,470
-----------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village Notre
     Dame); Series 2006 A, Economic Development
     RB(a)                                            6.00%     05/15/26       1,015          872,656
=====================================================================================================
                                                                                            5,256,956
=====================================================================================================


IOWA-2.08%

  Des Moines (City of) (Luther Park Apartments
     Inc.); Series 2004, Senior Housing RB(a)         6.00%     12/01/23         500          442,160
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

  Iowa (State of) Finance Authority (Bethany Life
     Communities);
     Series 2006 A, Ref. Senior Housing RB(a)         5.45%     11/01/26      $  345     $    275,255
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Ref. Senior Housing RB(a)         5.55%     11/01/41         795          596,409
-----------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Boys &
     Girls); Series 2007, Community Provider RB(a)    5.80%     12/01/22       1,000          864,040
-----------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Friendship
     Haven); Series 2004 A, Retirement Community
     RB(a)                                            6.13%     11/15/32         500          432,730
-----------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Wedum Walnut
     Ridge LLC);
     Series 2007 A, Senior Housing RB(a)              5.50%     12/01/32       2,000        1,532,840
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Senior Housing RB(a)              5.63%     12/01/45       3,000        2,235,690
-----------------------------------------------------------------------------------------------------
  Marion (City of) (Village Place at Marion);
     Series 2005 A, MFH RB(a)                         5.65%     09/01/25         155          130,901
-----------------------------------------------------------------------------------------------------
     Series 2005 A, MFH RB(a)                         6.00%     09/01/35         400          331,788
-----------------------------------------------------------------------------------------------------
  Polk (County of) (Luther Park Health Center
     Inc.);
     Series 2004, Health Care Facilities RB(a)        6.00%     10/01/24         290          254,501
-----------------------------------------------------------------------------------------------------
     Series 2004, Health Care Facilities RB(a)        6.15%     10/01/36         600          499,224
-----------------------------------------------------------------------------------------------------
  Scott (County of) (Ridgecrest Village);
     Series 2000 A, RB(a)(b)(c)                       7.25%     11/15/10         750          823,297
-----------------------------------------------------------------------------------------------------
     Series 2004, Ref. RB(a)                          4.75%     11/15/12         750          741,210
-----------------------------------------------------------------------------------------------------
     Series 2004, Ref. RB(a)                          5.63%     11/15/18       2,000        1,904,280
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. RB(a)                          5.25%     11/15/21       1,000          866,800
-----------------------------------------------------------------------------------------------------
  Washington (City of) (United Presbyterian Home);
     Series 2006 A, Ref. Senior Housing RB(a)         5.60%     12/01/36       1,615        1,313,108
=====================================================================================================
                                                                                           13,244,233
=====================================================================================================


KANSAS-2.41%

  Hutchinson (City of) (Wesley Towers, Inc.);
     Series 1999 A, Ref. & Improvement Health Care
     Facilities RB(a)                                 6.25%     11/15/19         750          697,642
-----------------------------------------------------------------------------------------------------
  Labette (County of);
     Series 2007 A, Ref. & Improvement Hospital
     RB(a)                                            5.75%     09/01/29       1,000          862,720
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Ref. & Improvement Hospital
     RB(a)                                            5.75%     09/01/37       1,100          930,358
-----------------------------------------------------------------------------------------------------
  Lenexa (City of); Series 2007, Ref. &
     Improvement Health Care Facilities RB(a)         5.38%     05/15/27       1,000          844,190
-----------------------------------------------------------------------------------------------------
  Olathe (City of) (Aberdeen Village, Inc); Series
     2005 A, Ref. Senior Living Facilities RB(a)      5.60%     05/15/28       1,500        1,206,300
-----------------------------------------------------------------------------------------------------
  Olathe (City of) (Catholic Care Campus Inc.);
     Series 2006 A, Senior Living Facilities RB(a)    6.00%     11/15/26       1,000          875,820
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Senior Living Facilities RB(a)    6.00%     11/15/38       2,000        1,657,620
-----------------------------------------------------------------------------------------------------
  Olathe (City of) (West Village Center);
     Series 2007, Special Obligation Tax Increment
     Allocation RB(a)                                 5.30%     09/01/17         500          475,075
-----------------------------------------------------------------------------------------------------
     Series 2007, Special Obligation Tax Increment
     Allocation RB(a)                                 5.45%     09/01/22       1,160        1,039,673
-----------------------------------------------------------------------------------------------------
     Series 2007, Special Obligation Tax Increment
     Allocation RB(a)                                 5.50%     09/01/26       1,000          855,370
-----------------------------------------------------------------------------------------------------
  Overland Park Development Corp. (Overland Park
     Convention Center Hotel); Series 2001 A,
     First Tier RB(a)(b)(c)                           7.38%     01/01/11       1,500        1,645,215
-----------------------------------------------------------------------------------------------------
  Overland Park Transportation Development
     District (Grass Creek); Series 2006, Special
     Assessment RB(a)                                 5.13%     09/01/28       1,565        1,248,620
-----------------------------------------------------------------------------------------------------
  Roeland Park (City of) (Roeland Park
     Redevelopment, LLC); Series 2005, Special
     Obligation Tax Increment Allocation RB(a)        5.75%     08/01/24         920          827,117
-----------------------------------------------------------------------------------------------------
  Roeland Park (City of) Transportation
     Development District (TDD #1);
     Series 2005, Sales Tax RB(a)                     5.75%     12/01/25         445          395,565
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Sales Tax RB(a)                   5.88%     12/01/09          25           25,457
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Sales Tax RB(a)                   5.88%     12/01/25         985          887,879
-----------------------------------------------------------------------------------------------------
  Roeland Park (City of) Transportation
     Development District (TDD #2); Series 2006 B,
     Sales Tax RB(a)                                  5.88%     12/01/25       1,000          901,400
=====================================================================================================
                                                                                           15,376,021
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
KENTUCKY-1.14%

  Louisville & Jefferson (Counties of)
     Metropolitan Government (Jewish Hospital &
     St. Mary's Healthcare); Series 2008, RB(a)       6.13%     02/01/37      $4,000     $  3,784,880
-----------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(g)(h)                   5.78%     04/01/32       3,500        3,500,000
=====================================================================================================
                                                                                            7,284,880
=====================================================================================================


LOUISIANA-0.21%

  Louisiana (State of) Local Government
     Environmental Facilities & Community
     Development Authority (Westlake Chemical
     Corp.); Series 2007, RB(a)                       6.75%     11/01/32       1,500        1,319,790
=====================================================================================================


MAINE-0.07%

  Maine (State of) Turnpike Authority; Series
     2003, RB (INS-Ambac Assurance Corp.)(a)(e)       5.00%     07/01/33         500          462,685
=====================================================================================================


MARYLAND-1.36%

  Annapolis (City of) (Park Place); Series 2005 A,
     Special Obligations RB(a)                        5.35%     07/01/34       2,000        1,565,140
-----------------------------------------------------------------------------------------------------
  Anne Arundel (County of) (Parole Town Center);
     Series 2002, Tax Increment Allocation
     Financing RB(a)                                  5.00%     07/01/12         200          199,782
-----------------------------------------------------------------------------------------------------
  Baltimore (City of) (Strathdale Manor); Series
     2003, Special Obligation RB(a)                   7.00%     07/01/33         968          947,817
-----------------------------------------------------------------------------------------------------
  Howard (County of); Series 2000 A, Retirement
     Community RB(a)(b)(c)                            7.88%     05/15/10         780          868,202
-----------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Medstar Health); Series
     2004, Ref. RB(a)                                 5.50%     08/15/33       1,250        1,105,463
-----------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System); Series 2000, RB(a)(b)(c)        6.75%     07/01/10       1,000        1,080,020
-----------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Washington County
     Hospital);
     Series 2008, RB(a)                               5.75%     01/01/38         500          422,590
-----------------------------------------------------------------------------------------------------
     Series 2008, RB(a)                               6.00%     01/01/43         750          648,615
-----------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Finance Authority (Our Lady of Good Counsel
     High School Facilities); Series 2005 A,
     Economic Development IDR(a)                      6.00%     05/01/35       2,000        1,808,860
=====================================================================================================
                                                                                            8,646,489
=====================================================================================================


MASSACHUSETTS-1.30%

  Massachusetts (State of) Development Finance
     Agency (Briarwood); Series 2001 B,
     RB(a)(b)(c)                                      7.50%     12/01/10         500          555,420
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Linden Ponds Inc.);
     Series 2007 A, Facilities RB(a)                  5.00%     11/15/14       1,000          913,770
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Facilities RB(a)                  5.50%     11/15/27       1,680        1,293,600
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Facilities RB(a)                  5.75%     11/15/35       1,000          760,120
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Facilities RB(a)                  5.75%     11/15/42       1,000          743,420
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (New England Conservatory of Music);
     Series 2008, RB(a)                               5.25%     07/01/38       2,500        2,210,100
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Reeds Landing-Accredited Investors);
     Series 2006, Ref. First Mortgage RB(a)           5.75%     10/01/31       1,815        1,376,242
-----------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Christopher House,
     Inc.); Series 1999 A, Ref. RB(a)                 6.88%     01/01/29         500          473,595
=====================================================================================================
                                                                                            8,326,267
=====================================================================================================


MICHIGAN-1.49%

  Advanced Technology Academy; Series 2008, Public
     School RB(a)                                     6.00%     11/01/37       1,000          893,350
-----------------------------------------------------------------------------------------------------
  Chandler Park Academy; Series 2005, Public
     School Academy RB(a)                             5.13%     11/01/30       1,050          844,284
-----------------------------------------------------------------------------------------------------
  Detroit (City of) Community High School;
     Series 2005, Public School Academy RB(a)         5.65%     11/01/25       1,485        1,211,611
-----------------------------------------------------------------------------------------------------
     Series 2005, Public School Academy RB(a)         5.75%     11/01/30       1,000          789,100
-----------------------------------------------------------------------------------------------------
  Gaylord (City of) Hospital Finance Authority
     (Otsego Memorial Hospital Association);
     Series 2004, Ref. Limited Obligation RB(a)       6.50%     01/01/31         700          621,943
-----------------------------------------------------------------------------------------------------
  Gogebic (County of) Hospital Finance Authority
     (Grand View Health System, Inc.); Series
     1999, Ref. RB(a)                                 5.88%     10/01/16         920          875,858
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital); Series 2005 A, RB(a)    5.75%     07/01/25      $  500     $    436,195
-----------------------------------------------------------------------------------------------------
  Mecosta (County of) General Hospital; Series
     1999, Ref. Unlimited Tax GO(a)                   6.00%     05/15/18         500          469,350
-----------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Presbyterian Village);
     Series 2005, Ref. RB(a)                          4.88%     11/15/16         685          590,340
-----------------------------------------------------------------------------------------------------
     Series 2005, Ref. RB(a)                          5.25%     11/15/25         450          354,132
-----------------------------------------------------------------------------------------------------
     Series 2005, Ref. RB(a)                          5.50%     11/15/35         750          576,368
-----------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority
     (YMCA Service Learning Academy);
     Series 2001, Public School Academy Facilities
     Program RB(a)                                    7.63%     10/01/21         700          713,874
-----------------------------------------------------------------------------------------------------
     Series 2001, Public School Academy Facilities
     Program RB(a)                                    7.75%     10/01/31         500          505,500
-----------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Detroit
     Edison Pollution Control); Series 2001 C,
     Ref. Limited Obligation PCR(a)                   5.45%     09/01/29         725          613,988
=====================================================================================================
                                                                                            9,495,893
=====================================================================================================


MINNESOTA-10.27%

  Apple Valley (City of) Economic Development
     Authority (Evercare Senior Living LLC);
     Series 2005 A, Health Care RB(a)                 6.13%     06/01/35       2,240        1,941,811
-----------------------------------------------------------------------------------------------------
  Baytown (Town of) (St. Croix Preparatory
     Academy);
     Series 2008, Lease RB(a)                         6.75%     08/01/28       1,000          919,700
-----------------------------------------------------------------------------------------------------
     Series 2008, Lease RB(a)                         7.00%     08/01/38         700          646,751
-----------------------------------------------------------------------------------------------------
  Becker (City of) (Shepherd of Grace);
     Series 2006, Senior Housing RB(a)                5.75%     05/01/24         715          628,807
-----------------------------------------------------------------------------------------------------
     Series 2006, Senior Housing RB(a)                5.88%     05/01/29       1,000          869,880
-----------------------------------------------------------------------------------------------------
     Series 2006, Senior Housing RB(a)                5.88%     05/01/33       1,000          851,780
-----------------------------------------------------------------------------------------------------
     Series 2006, Senior Housing RB(a)                5.88%     05/01/41         740          615,362
-----------------------------------------------------------------------------------------------------
     Series 2006, Senior Housing RB(a)                6.00%     05/01/41       1,000          849,880
-----------------------------------------------------------------------------------------------------
  Carlton (City of) (Inter-Faith Care Center);
     Series 2006, Ref. Health Care & Housing
     Facilities RB(a)                                 5.70%     04/01/36       1,500        1,233,690
-----------------------------------------------------------------------------------------------------
  Chippewa (County of) (Montevideo Hospital);
     Series 2007, RB(a)                               5.50%     03/01/27       1,000          885,620
-----------------------------------------------------------------------------------------------------
     Series 2007, RB(a)                               5.50%     03/01/37       2,000        1,687,860
-----------------------------------------------------------------------------------------------------
  Cloquet (City of) (HADC Cloquet LLC); Series
     2005 A, Ref. Housing Facilities RB(a)            5.88%     08/01/35         865          734,515
-----------------------------------------------------------------------------------------------------
  Cold Spring (City of) (Assumption Home, Inc.);
     Series 2005, Nursing Home & Senior Housing
     RB(a)                                            5.50%     03/01/25         425          366,303
-----------------------------------------------------------------------------------------------------
     Series 2005, Nursing Home & Senior Housing
     RB(a)                                            5.75%     03/01/35         600          505,806
-----------------------------------------------------------------------------------------------------
  Dakota (County of) Community Development Agency
     (Highview Hills); Series 2008 A, Senior MFH
     RB(a)                                            7.00%     08/01/45       2,000        1,903,880
-----------------------------------------------------------------------------------------------------
  Dakota (County of) Community Development Agency
     (River Heights Assisted Living); Series 2007
     A, Ref. MFH RB(a)                                5.30%     11/01/30       2,330        1,794,403
-----------------------------------------------------------------------------------------------------
  Edina (City of) (Volunteers of America Care
     Centers);
     Series 2002 A, Health Care Facilities RB(a)      6.63%     12/01/22         250          245,030
-----------------------------------------------------------------------------------------------------
     Series 2002 A, Health Care Facilities RB(a)      6.63%     12/01/30         250          234,820
-----------------------------------------------------------------------------------------------------
  Eveleth (City of) (Manor House Woodland);
     Series 2006 A-1, Senior MFH RB(a)                5.50%     10/01/25         510          431,501
-----------------------------------------------------------------------------------------------------
     Series 2006 A-1, Senior MFH RB(a)                5.70%     10/01/36       3,000        2,374,500
-----------------------------------------------------------------------------------------------------
  Fairmont (City of) (Goldfinch Estates-
     Governmental and Educational Assistance
     Corp.);
     Series 2002 A-1, Housing Facilities RB(a)        7.25%     04/01/22         915          919,465
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Housing Facilities RB(a)          6.25%     10/01/25       2,500        2,217,800
-----------------------------------------------------------------------------------------------------
  Falcon Heights (City of) (Kaleidoscope Charter
     School);
     Series 2007 A, Lease RB(a)                       6.00%     11/01/27         400          343,564
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Lease RB(a)                       6.00%     11/01/37         550          451,220
-----------------------------------------------------------------------------------------------------
  Glencoe (City of) (Glencoe Regional Health
     Services);
     Series 2001, Health Care Facilities
     RB(a)(b)(c)                                      7.40%     04/01/11         250          277,980
-----------------------------------------------------------------------------------------------------
     Series 2001, Health Care Facilities
     RB(a)(b)(c)                                      7.50%     04/01/11         500          557,155
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  Hopkins (City of) Housing & Redevelopment
     Authority (Excelsior Crossings);
     Series 2008, Tax Increment Allocation RB(a)      5.60%     02/01/28      $  250     $    227,453
-----------------------------------------------------------------------------------------------------
     Series 2008, Tax Increment Allocation RB(a)      5.65%     02/01/30         280          253,308
-----------------------------------------------------------------------------------------------------
  Inver Grove Heights (City of) (Presbyterian
     Homes Bloomington Care Center, Inc.);
     Series 2006, Ref. Nursing Home RB(a)             5.50%     10/01/33       1,425        1,253,245
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. Nursing Home RB(a)             5.50%     10/01/41         650          555,906
-----------------------------------------------------------------------------------------------------
  Maple Grove (City of) (Maple Grove Hospital
     Corp.); Series 2007, Health Care System RB(a)    5.25%     05/01/37       1,000          855,210
-----------------------------------------------------------------------------------------------------
  Maplewood (City of) (Volunteers of America Care
     Center);
     Series 2005 A, Ref. Health Care Facilities
     RB(a)                                            5.00%     10/01/13         775          732,336
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Ref. Health Care Facilities
     RB(a)                                            5.25%     10/01/19       1,250        1,114,062
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Ref. Health Care Facilities
     RB(a)                                            5.38%     10/01/24       2,500        2,124,800
-----------------------------------------------------------------------------------------------------
  Meeker (County of) (Memorial Hospital); Series
     2007, Hospital Facilities RB(a)                  5.75%     11/01/37       1,000          864,230
-----------------------------------------------------------------------------------------------------
  Minneapolis (City of) (Grant Park); Series 2006,
     Tax Increment Allocation RB(a)                   5.35%     02/01/30       1,450        1,189,580
-----------------------------------------------------------------------------------------------------
  Minneapolis (City of) (Shelter Care Foundation);
     Series 1999 A, Health Care Facilities
     RB(a)(b)(c)                                      6.00%     04/01/09         205          210,182
-----------------------------------------------------------------------------------------------------
  Minneapolis (City of) (Village at St. Anthony
     Falls); Series 2004, Ref. Tax Increment
     Allocation RB(a)                                 5.75%     02/01/27         605          528,056
-----------------------------------------------------------------------------------------------------
  Monticello (City of) (FiberNet Monticello);
     Series 2008, Telecommunications RB(a)            6.75%     06/01/31       2,000        1,803,380
-----------------------------------------------------------------------------------------------------
  Moorhead (City of) (Sheyenne Crossing); Series
     2006, Senior Housing RB(a)                       5.65%     04/01/29       2,355        2,016,186
-----------------------------------------------------------------------------------------------------
  North Oaks (City of) (Presbyterian Homes of
     North Oaks, Inc.);
     Series 2007, Senior Housing RB(a)                6.13%     10/01/39       1,000          892,100
-----------------------------------------------------------------------------------------------------
     Series 2007, Senior Housing RB(a)                6.25%     10/01/47       2,000        1,805,220
-----------------------------------------------------------------------------------------------------
     Series 2007, Senior Housing RB(a)                6.50%     10/01/47       1,000          938,490
-----------------------------------------------------------------------------------------------------
  Northwest Multi-County Housing & Redevelopment
     Authority (Pooled Housing Program);
     Series 2005 A, Ref. Governmental Housing
     RB(a)                                            5.35%     07/01/15          70           68,406
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Ref. Governmental Housing
     RB(a)                                            6.20%     07/01/30       2,000        1,816,140
-----------------------------------------------------------------------------------------------------
  Oakdale (City of) (Oak Meadows); Series 2004,
     Ref. Senior Housing RB(a)                        6.00%     04/01/24       1,000          909,820
-----------------------------------------------------------------------------------------------------
  Oronoco (City of) (Wedum Shorewood Campus);
     Series 2006, Ref. MFH RB(a)                      5.25%     06/01/26       2,000        1,666,680
-----------------------------------------------------------------------------------------------------
  Owatonna (City of) (Senior Living): Series 2006
     A, Senior Housing RB(a)                          5.80%     10/01/29         800          695,184
-----------------------------------------------------------------------------------------------------
  Park Rapids (City of) (CDL Homes LLC); Series
     2006, Housing & Health Facilities RB(a)          5.40%     08/01/36         650          512,571
-----------------------------------------------------------------------------------------------------
  Pine City (City of) (Lakes International
     Language Academy);
     Series 2006 A, Lease RB(a)                       6.00%     05/01/26         480          413,611
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Lease RB(a)                       6.25%     05/01/35         550          464,068
-----------------------------------------------------------------------------------------------------
  Ramsey (City of) (Pact Charter School);
     Series 2004 A, Lease RB(a)                       6.50%     12/01/22         925          886,141
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Lease RB(a)                       6.75%     12/01/33         150          139,161
-----------------------------------------------------------------------------------------------------
  Rochester (City of) (Mayo Clinic); Series 2006,
     Health Care Facilities RB(a)                     5.00%     11/15/36       2,760        2,404,954
-----------------------------------------------------------------------------------------------------
  Rochester (City of) (Samaritan Bethany Inc.);
     Series 2003 A, Health Care & Housing RB(a)       5.38%     08/01/12         165          161,169
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Health Care & Housing RB(a)       5.50%     08/01/13         195          188,959
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Health Care & Housing RB(a)       6.25%     08/01/19       1,100        1,036,343
-----------------------------------------------------------------------------------------------------
  Shakopee (City of) (St. Francis Regional Medical
     Center); Series 2004, Health Care Facilities
     RB(a)                                            5.25%     09/01/34         500          417,250
-----------------------------------------------------------------------------------------------------
  St. Cloud (City of) Housing & Redevelopment
     Authority (Sterling Heights Apartments);
     Series 2002, MFH RB(a)(f)                        7.00%     10/01/23         495          461,988
-----------------------------------------------------------------------------------------------------
     Series 2002, MFH RB(a)(f)                        7.45%     10/01/32         155          145,029
-----------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Community of Peace Academy);
     Series 2001 A, Lease RB(a)(b)(c)                 7.38%     12/01/10         900        1,001,574
-----------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Hmong Academy);
     Series 2006 A, Lease RB(a)                       5.75%     09/01/26         300          254,703
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

     Series 2006 A, Lease RB(a)                       6.00%     09/01/36      $  390     $    324,702
-----------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (New Spirit Charter School); Series
     2002 A, Lease RB(a)                              7.50%     12/01/31         890          882,141
-----------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Rossy & Richard Shaller);
     Series 2007 A, RB(a)                             5.05%     10/01/27       1,750        1,374,467
-----------------------------------------------------------------------------------------------------
     Series 2007 A, RB(a)                             5.15%     10/01/42         275          203,442
-----------------------------------------------------------------------------------------------------
     Series 2007 A, RB(a)                             5.25%     10/01/42       1,000          755,610
-----------------------------------------------------------------------------------------------------
  Vadnais Heights (City of) (Agriculture & Food
     Sciences);
     Series 2004 A, Lease RB(a)                       6.38%     12/01/24         900          803,223
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Lease RB(a)                       6.60%     12/01/34         275          238,692
-----------------------------------------------------------------------------------------------------
  Washington (County of) Housing & Redevelopment
     Authority (Birchwood & Woodbury);
     Series 2007 A, Health Care & Housing RB(a)       5.00%     12/01/14       1,000          949,480
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Health Care & Housing RB(a)       5.55%     12/01/27       1,000          868,530
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Health Care & Housing RB(a)       5.63%     06/01/37       2,000        1,660,500
-----------------------------------------------------------------------------------------------------
  Woodbury (City of) (Math & Science Academy);
     Series 2002 A, Ref. Lease RB(a)                  7.38%     12/01/24         250          253,203
-----------------------------------------------------------------------------------------------------
     Series 2002 A, Ref. Lease RB(a)                  7.50%     12/01/31         750          756,127
-----------------------------------------------------------------------------------------------------
  Worthington (City of) Housing Authority (Meadows
     Worthington); Series 2007 A, RB(a)               5.25%     11/01/28       1,175          935,664
=====================================================================================================
                                                                                           65,502,359
=====================================================================================================


MISSOURI-3.44%

  370/Missouri Bottom Road/Tussing Road
     Transportation Development District;
     Series 2002, RB(a)                               7.00%     05/01/22         750          761,347
-----------------------------------------------------------------------------------------------------
     Series 2002, RB(a)                               7.20%     05/01/33         500          501,730
-----------------------------------------------------------------------------------------------------
  Branson (City of) Industrial Development
     Authority (Branson Landing-Retail); Series
     2005, Tax Increment Allocation IDR(a)            5.25%     06/01/21       1,455        1,253,133
-----------------------------------------------------------------------------------------------------
  Branson Hills Infrastructure Facilities
     Community Improvement District;
     Series 2007 A, Special Assessment RB(a)          5.00%     04/01/11         550          545,545
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Special Assessment RB(a)          5.00%     04/01/13         300          291,762
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Special Assessment RB(a)          5.00%     04/01/15         500          470,325
-----------------------------------------------------------------------------------------------------
  Cass (County of); Series 2007, Hospital RB(a)       5.63%     05/01/38       1,000          840,000
-----------------------------------------------------------------------------------------------------
  Chillicothe (City of) (South U.S. 65); Series
     2006, Tax Increment Allocation RB(a)             5.50%     04/01/21       1,000          887,050
-----------------------------------------------------------------------------------------------------
  Des Peres (City of) (West County Center); Series
     2002 A, Ref. Tax Increment Allocation RB(a)      5.75%     04/15/20       1,000          928,230
-----------------------------------------------------------------------------------------------------
  Desloge (City of) (U.S. Highway 67/State Street
     Redevelopment); Series 2005, Ref. Tax
     Increment Allocation RB(a)                       5.20%     04/15/20         645          594,767
-----------------------------------------------------------------------------------------------------
  Fenton (City of) (Gravois Bluffs); Series 2001,
     Ref. & Improvement Tax Increment Allocation
     RB(a)(b)(c)                                      7.00%     10/01/11       1,015        1,138,800
-----------------------------------------------------------------------------------------------------
  Grandview (City of) Industrial Development
     Authority (Grandview Crossing 1); Series
     2006, Tax Increment Allocation IDR(a)            5.75%     12/01/28       1,250          750,000
-----------------------------------------------------------------------------------------------------
  Hanley Road & North of Folk Avenue
     Transportation District;
     Series 2005, Transportation Sales Tax RB(a)      5.00%     10/01/25         740          648,899
-----------------------------------------------------------------------------------------------------
     Series 2005, Transportation Sales Tax RB(a)      5.40%     10/01/31         750          633,653
-----------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (The Bishop Spencer Place, Inc.);
     Series 2004 A, First Mortgage Health Care
     Facilities IDR(a)                                6.25%     01/01/24         500          448,295
-----------------------------------------------------------------------------------------------------
  Kansas City (City of) Tax Increment Financing
     Commission (Maincor); Series 2007 A, Tax
     Increment Allocation RB(a)                       5.25%     03/01/18         500          461,095
-----------------------------------------------------------------------------------------------------
  Maplewood (City of) (Maplewood South
     Redevelopment Area); Series 2005, Ref. Tax
     Increment RB(a)                                  5.75%     11/01/26       1,350        1,157,314
-----------------------------------------------------------------------------------------------------
  Platte (County of) Industrial Development
     Authority (Zona Rosa Phase II); Series 2007,
     Transition RB(a)                                 6.85%     04/01/29       3,500        3,212,510
-----------------------------------------------------------------------------------------------------
  Polk (County of) Industrial Development
     Authority (Citizen's Memorial Health Care
     Federation); Series 2008, IDR(a)                 6.50%     01/01/33       2,000        1,855,300
-----------------------------------------------------------------------------------------------------
  Richmond Heights (City of) (Francis Place
     Redevelopment); Series 2005, Ref. &
     Improvement Tax Increment & Transportation
     Sales Tax RB(a)                                  5.63%     11/01/25         750          650,782
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Joseph (City of) Industrial Development
     Authority (The Shoppes at North Village);
     Series 2005 A, Tax Increment Allocation
     IDR(a)                                           5.25%     11/01/13      $  500     $    492,540
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Tax Increment Allocation
     IDR(a)                                           5.50%     11/01/27         750          622,830
-----------------------------------------------------------------------------------------------------
     Series 2005 B, Tax Increment Allocation
     IDR(a)                                           5.50%     11/01/27       1,000          830,440
-----------------------------------------------------------------------------------------------------
  St. Louis (City of) Industrial Development
     Authority (Confluence Academy); Series 2007
     A, IDR(a)                                        5.35%     06/15/32         750          567,743
-----------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (St. Andrew's Resources for
     Seniors) Series 2007 A, Senior Living
     Facilities IDR(a)                                6.38%     12/01/41       1,000          847,020
-----------------------------------------------------------------------------------------------------
  Strother Interchange Transportation Development
     District (Lees Summit); Series 2006, RB(a)       5.00%     05/01/24         675          547,547
=====================================================================================================
                                                                                           21,938,657
=====================================================================================================


MONTANA-0.10%

  Montana (State of) Facilities Finance Authority
     (St. John's Lutheran Church); Series 2006 A,
     Senior Living RB(a)                              6.13%     05/15/36         750          641,160
=====================================================================================================


NEVADA-0.25%

  Las Vegas Valley Water District; Series 2003 A,
     Ref. & Water Improvement Limited Tax GO
     (INS-Financial Guaranty Insurance Co.)(a)(e)     5.00%     06/01/32       1,150        1,069,006
-----------------------------------------------------------------------------------------------------
  University and Community College System of
     Nevada; Series 2002 A, RB (INS-Financial
     Guaranty Insurance Co.)(a)(e)                    5.40%     07/01/31         500          500,965
=====================================================================================================
                                                                                            1,569,971
=====================================================================================================


NEW HAMPSHIRE-0.41%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health System);
     Series 1999 A, RB(a)(b)(c)                       6.88%     10/01/09       1,050        1,109,955
-----------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (The Huntington at
     Nashua);
     Series 2003 A, RB(a)                             6.88%     05/01/23         750          751,305
-----------------------------------------------------------------------------------------------------
     Series 2003 A, RB(a)                             6.88%     05/01/33         750          739,703
=====================================================================================================
                                                                                            2,600,963
=====================================================================================================


NEW JERSEY-1.68%

  Burlington (County of) Bridge Commission (The
     Evergreens) Series 2007, Economic Development
     RB(a)                                            5.63%     01/01/38       2,400        1,947,168
-----------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Cedar Crest Village, Inc.
     Facilities); Series 2001 A, Retirement
     Community RB(a)(b)(c)                            7.25%     11/15/11         500          563,710
-----------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Continental Airlines, Inc.);
     Series 1999, Special Facilities RB(a)(f)         6.25%     09/15/29       1,000          762,480
-----------------------------------------------------------------------------------------------------
     Series 2000, Special Facilities RB(a)(f)         7.00%     11/15/30         565          467,018
-----------------------------------------------------------------------------------------------------
     Series 2000, Special Facilities RB(a)(f)         7.20%     11/15/30         425          359,520
-----------------------------------------------------------------------------------------------------
     Series 2003, Special Facilities RB(a)(f)         9.00%     06/01/33         500          501,375
-----------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Lions Gate);
     Series 2005 A, First Mortgage RB(a)              5.00%     01/01/15         825          774,246
-----------------------------------------------------------------------------------------------------
     Series 2005 A, First Mortgage RB(a)              5.75%     01/01/25         710          612,517
-----------------------------------------------------------------------------------------------------
     Series 2005 A, First Mortgage RB(a)              5.88%     01/01/37       1,360        1,116,206
-----------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Seashore Gardens Living Center);
     Series 2001, First Mortgage RB(a)(b)(c)          8.00%     04/01/11         800          906,952
-----------------------------------------------------------------------------------------------------
     Series 2001, First Mortgage RB(a)(b)(c)          8.00%     04/01/11         500          566,845
-----------------------------------------------------------------------------------------------------
     Series 2006, First Mortgage RB(a)                5.30%     11/01/26       1,100          864,831
-----------------------------------------------------------------------------------------------------
     Series 2006, First Mortgage RB(a)                5.38%     11/01/36         700          526,043
-----------------------------------------------------------------------------------------------------
  New Jersey (State of) Transportation Trust Fund
     Authority; Series 2005 B, Transportation
     System RB (INS-Ambac Assurance Corp.)(a)(e)      5.25%     12/15/23         750          730,793
=====================================================================================================
                                                                                           10,699,704
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
NEW MEXICO-0.19%

  Mariposa East Public Improvement District;
     Series 2006, Unlimited Tax GO(a)                 5.75%     09/01/21      $  500     $    431,710
-----------------------------------------------------------------------------------------------------
     Series 2006, Unlimited Tax GO(a)                 6.00%     09/01/32       1,000          795,320
=====================================================================================================
                                                                                            1,227,030
=====================================================================================================


NEW YORK-3.62%

  Broome (County of) Industrial Development Agency
     (Good Shepherd Village);
     Series 2008 A, Continuing Care Retirement
     IDR(a)                                           6.15%     07/01/18         500          473,700
-----------------------------------------------------------------------------------------------------
     Series 2008 A, Continuing Care Retirement
     IDR(a)                                           6.75%     07/01/28         600          555,948
-----------------------------------------------------------------------------------------------------
     Series 2008 A, Continuing Care Retirement
     IDR(a)                                           6.88%     07/01/40       1,000          926,590
-----------------------------------------------------------------------------------------------------
  East Rochester (City of) Housing Authority
     (Woodland Village); Series 2006, Ref. Senior
     Living RB(a)                                     5.50%     08/01/33       1,700        1,339,957
-----------------------------------------------------------------------------------------------------
  Erie (County of) Industrial Development Agency
     (Orchard Park CCRC, Inc.);
     Series 2006 A, IDR(a)                            6.00%     11/15/26       1,100          945,582
-----------------------------------------------------------------------------------------------------
     Series 2006 A, IDR(a)                            6.00%     11/15/36       2,000        1,630,400
-----------------------------------------------------------------------------------------------------
  Monroe (County of) Industrial Development Agency
     (Woodland Village); Series 2000, Civic
     Facilities IDR(a)(b)(c)                          8.55%     11/15/10       1,000        1,133,670
-----------------------------------------------------------------------------------------------------
  Nassau (County of) Industrial Development Agency
     (Amsterdam at Harborside); Series 2007 A,
     Continuing Care Retirement IDR(a)                6.50%     01/01/27       1,000          955,710
-----------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Mount
     Sinai NYU Health Obligated Group); Series
     2000, RB(a)                                      5.50%     07/01/26         500          467,915
-----------------------------------------------------------------------------------------------------
  New York City (City of) Industrial Development
     Agency (Liberty-7 World Trade Center); Series
     2005 A, IDR(a)                                   6.25%     03/01/15       3,000        2,999,820
-----------------------------------------------------------------------------------------------------
  New York Liberty Development Corp. (Goldman
     Sachs Headquarters Issue); Series 2005, RB(a)    5.25%     10/01/35       5,000        4,134,000
-----------------------------------------------------------------------------------------------------
  Onondaga (County of) Industrial Development
     Agency (Solvay Paperboard LLC); Series 1998,
     Ref. Solid Waste Disposal Facilities
     IDR(a)(f)                                        7.00%     11/01/30       2,000        1,950,520
-----------------------------------------------------------------------------------------------------
  Syracuse (City of) Industrial Development Agency
     (Jewish Home of Central New York, Inc.);
     Series 2001 A, First Mortgage IDR(a)             7.38%     03/01/21         350          357,157
-----------------------------------------------------------------------------------------------------
     Series 2001 A, First Mortgage IDR(a)             7.38%     03/01/31         500          509,845
-----------------------------------------------------------------------------------------------------
  Ulster (County of) Industrial Development
     Agency, Series 2007 A, Civic Facilities
     IDR(a)                                           6.00%     09/15/27       2,000        1,787,880
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Civic Facilities IDR(a)           6.00%     09/15/37       2,000        1,731,140
-----------------------------------------------------------------------------------------------------
  Westchester (County of) Industrial Development
     Agency (Hebrew Hospital Senior Housing Inc.);
     Series 2000 A, Continuing Care Retirement
     IDR(a)(b)(c)                                     7.00%     07/01/10         600          653,280
-----------------------------------------------------------------------------------------------------
     Series 2000 A, Continuing Care Retirement
     IDR(a)(b)(c)                                     7.38%     07/01/10         500          547,400
=====================================================================================================
                                                                                           23,100,514
=====================================================================================================


NORTH CAROLINA-0.85%

  North Carolina (State of) Medical Care
     Commission (Arbor Acres United Methodist
     Retirement Community, Inc.); Series 2002,
     First Mortgage Health Care Facilities
     RB(a)(b)(c)                                      6.38%     03/01/12         500          549,775
-----------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Forest at Duke); Series 2002,
     First Mortgage Retirement Facilities
     RB(a)(b)(c)                                      6.38%     09/01/12         250          275,188
-----------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Pennybyrn at Maryfield); Series
     2005 A, Health Care Facilities RB(a)             6.13%     10/01/35       1,300        1,077,518
-----------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Southminister); Series 2007 A,
     First Mortgage Retirement Facilities RB(a)       5.75%     10/01/37       1,500        1,301,685
-----------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Homes Obligated
     Group);
     Series 2006, First Mortgage Health Care
     Facilities RB(a)                                 5.60%     10/01/36       1,000          847,370
-----------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. First Mortgage Health
     Care Facilities RB(a)                            5.20%     10/01/21       1,500        1,345,170
=====================================================================================================
                                                                                            5,396,706
=====================================================================================================


NORTH DAKOTA-0.54%

  Grand Forks (City of) (4000 Valley Square);
     Series 2006, Ref. Senior Housing RB(a)           5.13%     12/01/21         500          402,555
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. Senior Housing RB(a)           5.30%     12/01/34         855          635,658
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
NORTH DAKOTA-(CONTINUED)

  Traill (County of) (Hillsboro Medical Center);
     Series 2007, Health Care RB(a)                   5.25%     05/01/20      $  500     $    424,570
-----------------------------------------------------------------------------------------------------
     Series 2007, Health Care RB(a)                   5.50%     05/01/26       1,520        1,252,617
-----------------------------------------------------------------------------------------------------
     Series 2007, Health Care RB(a)                   5.50%     05/01/42       1,000          737,730
=====================================================================================================
                                                                                            3,453,130
=====================================================================================================


OHIO-3.51%

  Adams (County of) (Adams County Hospital);
     Series 2005, Hospital Facilities Improvement
     RB(a)                                            5.50%     09/01/09         375          369,109
-----------------------------------------------------------------------------------------------------
     Series 2005, Hospital Facilities Improvement
     RB(a)                                            5.75%     09/01/10         395          382,554
-----------------------------------------------------------------------------------------------------
  Buckeye (City of) Tobacco Settlement Financing
     Authority;
     Series 2007 A-2, Sr. Asset-Backed RB(a)          5.88%     06/01/30       1,000          819,520
-----------------------------------------------------------------------------------------------------
     Series 2007 A-2, Sr. Asset-Backed RB(a)          5.75%     06/01/34       1,000          763,830
-----------------------------------------------------------------------------------------------------
  Centerville (City of) (Bethany Lutheran Village
     Continuing Care Facilities Expansion), Series
     2007 A, Health Care RB(a)                        5.75%     11/01/22       1,000          855,900
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Health Care RB(a)                 6.00%     11/01/27       2,000        1,690,820
-----------------------------------------------------------------------------------------------------
  Cleveland (City of)-Cuyahoga (County of) Port
     Authority (St. Clarence-Governmental and
     Educational Assistance Corp., LLC); Series
     2006 A, Senior Housing RB(a)                     6.25%     05/01/38       2,710        2,072,201
-----------------------------------------------------------------------------------------------------
  Cleveland (City of)-Cuyahoga (County of) Port
     Authority; Series 2001, Special Assessment
     Tax Increment RB(a)                              7.35%     12/01/31       1,000        1,015,300
-----------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Canton Inc.); Series 2000,
     Hospital Facilities RB(a)                        7.50%     01/01/30         750          766,418
-----------------------------------------------------------------------------------------------------
  Cuyahoga (County) (Eliza Jennings Senior Care
     Network), Series 2007 A, Health Care &
     Independent Living Facilities RB(a)              5.75%     05/15/27       1,000          824,480
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Health Care & Independent
     Living Facilities RB(a)                          6.00%     05/15/37       1,000          817,220
-----------------------------------------------------------------------------------------------------
  Franklin (County of) (Ohio Presbyterian
     Retirement Services);
     Series 2001 A, Health Care Facilities
     RB(a)(b)(c)                                      7.13%     07/01/11         500          558,805
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Health Care Facilities
     Improvement RB(a)                                5.13%     07/01/35       1,250          989,600
-----------------------------------------------------------------------------------------------------
  Hickory Chase Community Authority;
     Series 2008, Infrastructure Improvement RB(a)    6.75%     12/01/27       2,000        1,836,160
-----------------------------------------------------------------------------------------------------
     Series 2008, Infrastructure Improvement RB(a)    7.00%     12/01/38       1,500        1,383,915
-----------------------------------------------------------------------------------------------------
  Lucas (County of) (Sunset Retirement
     Communities);
     Series 2000 A, Ref. & Improvement Health Care
     Facilities RB(a)                                 6.50%     08/15/20         500          508,680
-----------------------------------------------------------------------------------------------------
     Series 2000 A, Ref. & Improvement Health Care
     Facilities RB(a)                                 6.55%     08/15/24         500          502,925
-----------------------------------------------------------------------------------------------------
  Norwood (City of) (Cornerstone at Norwood);
     Series 2006, Tax Increment Financing RB(a)       5.25%     12/01/15       1,080        1,021,831
-----------------------------------------------------------------------------------------------------
     Series 2006, Tax Increment Financing RB(a)       5.75%     12/01/20       1,300        1,175,109
-----------------------------------------------------------------------------------------------------
  Ross (County of) (Adena Health System); Series
     2008, Ref. Hospital Facilities RB(a)             5.75%     12/01/35       1,500        1,333,680
-----------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (St. Mary Woods);
     Series 2004 A, RB(a)                             6.00%     05/15/24       1,750        1,509,147
-----------------------------------------------------------------------------------------------------
     Series 2004 A, RB(a)                             6.00%     05/15/34       1,500        1,202,400
=====================================================================================================
                                                                                           22,399,604
=====================================================================================================


OKLAHOMA-0.57%

  Oklahoma (County of) Finance Authority (Epworth
     Villa);
     Series 2005 A, Ref. RB(a)                        5.00%     04/01/15       1,025          929,316
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Ref. RB(a)                        5.70%     04/01/25       2,500        2,098,800
-----------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Comanche County Hospital); Series
     2002 B, RB(a)                                    6.60%     07/01/31         625          616,950
=====================================================================================================
                                                                                            3,645,066
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
OREGON-0.56%

  Clackamas (County of) Hospital Facilities
     Authority (Gross-Willamette Falls); Series
     2005, Ref. RB(a)                                 5.13%     04/01/26      $1,000     $    858,480
-----------------------------------------------------------------------------------------------------
  Clackamas (County of) Hospital Facilities
     Authority (Odd Fellows Home); Series 1998 A,
     Ref. RB(a)                                       5.88%     09/15/21         230          192,439
-----------------------------------------------------------------------------------------------------
  Oregon (State of) Health Housing Educational &
     Cultural Facilities Authority (Oregon Baptist
     Retirement Homes); Series 1996, RB(a)            8.00%     11/15/26         735          735,404
-----------------------------------------------------------------------------------------------------
  Yamhill (County of) Hospital Authority
     (Friendsview Retirement Community); Series
     2003, RB(a)(b)(c)                                7.00%     12/01/13       1,555        1,796,476
=====================================================================================================
                                                                                            3,582,799
=====================================================================================================


PENNSYLVANIA-4.71%

  Allegheny (County of) Hospital Development
     Authority (Villa St. Joseph of Baden); Series
     1998, Health Care Facilities RB(a)               6.00%     08/15/28         500          427,210
-----------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Propel Schools-Homestead); Series
     2004 A, Charter School IDR(a)                    7.00%     12/15/15         760          774,790
-----------------------------------------------------------------------------------------------------
  Blair (County of) Industrial Development
     Authority (Village of Pennsylvania State);
     Series 2002 A, IDR(a)                            6.90%     01/01/22         500          483,365
-----------------------------------------------------------------------------------------------------
     Series 2002 A, IDR(a)                            7.00%     01/01/34         500          483,850
-----------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Ann's Choice, Inc. Facilities),
     Series 2005 A, Retirement Community IDR(a)       5.90%     01/01/27       1,250        1,010,300
-----------------------------------------------------------------------------------------------------
     Series 2005 A, Retirement Community IDR(a)       6.25%     01/01/35       1,000          814,560
-----------------------------------------------------------------------------------------------------
  Chartiers Valley Industrial & Commercial
     Development Authority (Asbury Health Center);
     Series 1999, Ref. First Mortgage IDR(a)          6.38%     12/01/19       1,000          943,870
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. First Mortgage IDR(a)          5.13%     12/01/12         500          471,365
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. First Mortgage IDR(a)          5.25%     12/01/13         500          469,540
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. First Mortgage IDR(a)          5.25%     12/01/15         260          236,166
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. First Mortgage IDR(a)          5.38%     12/01/16         500          449,750
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. First Mortgage IDR(a)          5.75%     12/01/22         935          818,340
-----------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Avon Grove Charter School); Series
     2007 A, IDR(a)                                   6.25%     12/15/27       1,000          898,010
-----------------------------------------------------------------------------------------------------
  Crawford (County of) Hospital Authority (Wesbury
     United Methodist Community); Series 1999,
     Senior Living Facilities RB(a)                   6.25%     08/15/29         750          652,507
-----------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Messiah Village); Series 2008 A, RB(a)          6.00%     07/01/35       1,000          882,980
-----------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Presbyterian Homes Obligations);
     Series 2008 A, RB(a)                             5.00%     01/01/17       2,000        1,901,160
-----------------------------------------------------------------------------------------------------
     Series 2008 A, RB(a)                             5.35%     01/01/20         515          486,248
-----------------------------------------------------------------------------------------------------
     Series 2008 A, RB(a)                             5.45%     01/01/21         885          831,431
-----------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Wesley Affiliated Services, Inc.); Series
     2002 A, Retirement Community RB(a)(b)(c)         7.13%     01/01/13         700          809,053
-----------------------------------------------------------------------------------------------------
  Fulton (County of) Industrial Development
     Authority (The Fulton County Medical Center);
     Series 2006, Hospital IDR(a)                     5.88%     07/01/31       1,500        1,256,310
-----------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (Harrisburg
     University of Science);
     Series 2007 A, University RB(a)                  5.40%     09/01/16         950          916,750
-----------------------------------------------------------------------------------------------------
     Series 2007 B, University RB(a)                  6.00%     09/01/36       1,225        1,058,228
-----------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority (Saint
     Anne's Home); Series 1999, Health Center
     RB(a)                                            6.63%     04/01/28         500          465,040
-----------------------------------------------------------------------------------------------------
  Lancaster (County of) Industrial Development
     Authority (Garden Spot Village);
     Series 2000 A, IDR(a)(b)(c)                      7.60%     05/01/10         250          271,852
-----------------------------------------------------------------------------------------------------
     Series 2000 A, IDR(a)(b)(c)                      7.63%     05/01/10         500          543,895
-----------------------------------------------------------------------------------------------------
  Lawrence (County of) Industrial Development
     Authority (Shenango Presbyterian Senior Care
     Obligated Group); Series 2001 B, Senior
     Health & Housing Facilities IDR(a)(b)(c)         7.50%     11/15/11       1,000        1,137,400
-----------------------------------------------------------------------------------------------------
  Lehigh (County of) General Purpose Authority
     (Bible Fellowship Church Home Inc.);
     Series 2001, First Mortgage RB(a)                7.63%     11/01/21         250          255,308
-----------------------------------------------------------------------------------------------------
     Series 2001, First Mortgage RB(a)                7.75%     11/01/33         750          772,530
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Montgomery (County of) Higher Education & Health
     Authority (Philadelphia Geriatric Center);
     Series 1999 A, RB(a)(b)(c)                       7.38%     12/01/09      $1,340     $  1,437,552
-----------------------------------------------------------------------------------------------------
  North Penn (Region of) Health Hospital &
     Education Authority (Maple Village); Series
     2000 A, Hospital RB(a)(b)(c)                     8.00%     04/01/10         300          323,100
-----------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Northwestern Human
     Services, Inc.); Series 1998 A, RB(a)            5.25%     06/01/14       1,000          920,030
-----------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Student Association,
     Inc. at California University of
     Pennsylvania);
     Series 2000 A, Student Housing RB(a)             6.75%     09/01/20         500          510,775
-----------------------------------------------------------------------------------------------------
     Series 2000 A, Student Housing RB(a)             6.75%     09/01/32         320          319,597
-----------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Cathedral Village); Series 2003 A,
     IDR(a)                                           6.88%     04/01/34         500          480,470
-----------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Russell Byers Charter School);
     Series 2007 A, IDR(a)                            5.15%     05/01/27       1,000          825,520
-----------------------------------------------------------------------------------------------------
     Series 2007 A, IDR(a)                            5.25%     05/01/37       1,000          782,900
-----------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority; Series 2007 A, IDR(a)                 5.50%     09/15/37       2,700        2,188,944
-----------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Redstone Presbyterian Senior Care
     Obligated Group);
     Series 2005 A, IDR(a)                            5.25%     01/01/13         500          475,090
-----------------------------------------------------------------------------------------------------
     Series 2005 A, IDR(a)                            5.75%     01/01/26       1,000          835,010
-----------------------------------------------------------------------------------------------------
     Series 2005 A, IDR(a)                            5.88%     01/01/32         500          412,570
=====================================================================================================
                                                                                           30,033,366
=====================================================================================================


RHODE ISLAND-0.03%

  Tobacco Settlement Financing Corp.; Series 2002
     A, Asset-Backed RB(a)                            6.13%     06/01/32         240          213,338
=====================================================================================================


SOUTH CAROLINA-1.81%

  South Carolina (State of) Jobs-Economic
     Development Authority (Lutheran Homes);
     Series 2007, Ref. First Mortgage Health Care
     Facilities RB(a)                                 5.38%     05/01/21       1,500        1,271,910
-----------------------------------------------------------------------------------------------------
     Series 2007, Ref. First Mortgage Health Care
     Facilities RB(a)                                 5.00%     05/01/14       1,035          956,785
-----------------------------------------------------------------------------------------------------
     Series 2007, Ref. First Mortgage Health Care
     Facilities RB(a)                                 5.50%     05/01/28       1,100          886,512
-----------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Palmetto Health
     Alliance);
     Series 2000 A, Hospital Facilities
     Improvement RB(a)(b)(c)                          7.38%     12/15/10         800          891,832
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Ref. Hospital Facilities RB(a)    6.13%     08/01/23       1,500        1,494,780
-----------------------------------------------------------------------------------------------------
     Series 2003 A, Ref. Hospital Facilities RB(a)    6.25%     08/01/31       1,570        1,514,422
-----------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina
     Episcopal Home at Still Hopes);
     Series 2004 A, Residential Care Facilities
     RB(a)                                            6.25%     05/15/25         750          674,798
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Residential Care Facilities
     RB(a)                                            6.38%     05/15/32       1,250        1,107,825
-----------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (The Woodlands at
     Furman); Series 2007 A, RB(a)                    6.00%     11/15/37       2,000        1,632,640
-----------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Wesley Commons);
     Series 2000, First Mortgage Health Facilities
     RB(a)(b)(c)                                      7.75%     10/01/10         700          782,334
-----------------------------------------------------------------------------------------------------
     Series 2000, First Mortgage Health Facilities
     RB(a)(b)(c)                                      8.00%     10/01/10         300          336,420
=====================================================================================================
                                                                                           11,550,258
=====================================================================================================


SOUTH DAKOTA-0.72%

  Minnehaha (County of) (Bethany Lutheran); Series
     2007, Ref. Health Facilities RB(a)               5.50%     12/01/35         500          381,845
-----------------------------------------------------------------------------------------------------
  Sioux Falls (City of); Series 2008 A, Tax
     Increment Allocation RB(a)                       5.75%     01/15/28       1,300        1,108,523
-----------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Avera Health);
     Series 2008 B, RB(a)                             5.50%     07/01/35       2,000        1,786,980
-----------------------------------------------------------------------------------------------------
     Series 2008 B, RB(a)                             5.25%     07/01/38       1,000          852,470
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
SOUTH DAKOTA-(CONTINUED)

  South Dakota (State of) Health & Educational
     Facilities Authority (Westhills Village
     Retirement Community); Series 2003, RB(a)        5.65%     09/01/23      $  500     $    492,550
=====================================================================================================
                                                                                            4,622,368
=====================================================================================================


TENNESSEE-0.68%

  Blount (County of) Health & Educational
     Facilities Board (Asbury Inc.); Series 2007
     A, Ref. RB(a)                                    5.13%     04/01/23       1,690        1,376,235
-----------------------------------------------------------------------------------------------------
  Davidson and Williamson (Counties of) Harpeth
     Valley Utilities District; Series 2004,
     Utilities Improvement RB (INS-MBIA Insurance
     Corp.)(a)(e)                                     5.00%     09/01/34       1,000          929,460
-----------------------------------------------------------------------------------------------------
  Johnson City (City of) Health & Educational
     Facilities Board (Appalachian Christian
     Village);
     Series 2004 A, Retirement Facilities RB(a)       6.00%     02/15/24         500          435,890
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Retirement Facilities RB(a)       6.25%     02/15/32         350          301,721
-----------------------------------------------------------------------------------------------------
  Shelby (County of) Health Educational & Housing
     Facilities Board (Trezevant Manor);
     Series 2006 A, RB(a)                             5.63%     09/01/26       1,000          859,200
-----------------------------------------------------------------------------------------------------
     Series 2006 A, RB(a)                             5.75%     09/01/37         500          414,375
=====================================================================================================
                                                                                            4,316,881
=====================================================================================================


TEXAS-7.01%

  Abilene (City of) Health Facilities Development
     Corp. (Sears Methodist Retirement System
     Obligated Group Report); Series 2003 A,
     Retirement Facilities RB(a)                      7.00%     11/15/33       1,000          980,210
-----------------------------------------------------------------------------------------------------
  Atlanta (City of) Hospital Authority; Series
     1999, RB(a)                                      6.70%     08/01/19         500          473,660
-----------------------------------------------------------------------------------------------------
  Bexar (County of) Health Facilities Development
     Corp. (Army Retirement Residence); Series
     2002, RB(a)(b)(c)                                6.30%     07/01/12         500          555,885
-----------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (American Opportunity Housing); Sr. Series
     2002 A-1, MFH RB(a)                              6.85%     12/01/23         750          671,250
-----------------------------------------------------------------------------------------------------
  Board of Regents of the University of Texas
     System;
     Series 2001 C, Financing System RB(a)(b)(c)      5.00%     08/15/11       1,000        1,056,480
-----------------------------------------------------------------------------------------------------
     Series 2003 B, Financing System RB(a)(b)(c)      5.00%     08/15/13       1,500        1,572,435
-----------------------------------------------------------------------------------------------------
  Comal (County of) Health Facilities Development
     Corp. (McKenna Memorial Hospital); Series
     2002 A, Health Care System RB(a)(b)(c)           6.25%     02/01/13       1,000        1,113,740
-----------------------------------------------------------------------------------------------------
  Corpus Christi (Port of) Industrial Development
     Corp. (Valero); Series 1997 C, Ref. IDR(a)       5.40%     04/01/18         605          572,312
-----------------------------------------------------------------------------------------------------
  Dallas-Fort Worth (Cities of) International
     Airport Facilities Improvement Corp.; Series
     2000 A-3, Ref. RB(a)(f)                          9.13%     05/01/29         500          329,180
-----------------------------------------------------------------------------------------------------
  Decatur (City of) Hospital Authority (Wise
     Regional Health System);
     Series 2004 A, Hospital RB(a)                    5.63%     09/01/13       1,735        1,672,332
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital RB(a)                    7.00%     09/01/25       2,825        2,688,016
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital RB(a)                    7.13%     09/01/34         905          883,732
-----------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Valero
     Energy Corp.); Series 2001, RB(a)(f)             6.65%     04/01/32         900          854,028
-----------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Memorial Hermann Health Care); Series
     2001 A, Hospital RB(a)(b)(c)                     6.38%     06/01/11         500          546,370
-----------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (St. Luke's Episcopal Hospital); Series
     2001 A, RB(a)(b)(c)                              5.63%     08/15/11         750          801,960
-----------------------------------------------------------------------------------------------------
  Harris (County of); Series 2002, Ref. Limited
     Tax GO(a)(b)(c)                                  5.13%     08/15/12         370          395,697
-----------------------------------------------------------------------------------------------------
  HFDC of Central Texas, Inc. (Villa de San
     Antonio); Series 2004 A, RB(a)                   6.00%     05/15/25         500          418,120
-----------------------------------------------------------------------------------------------------
  HFDC of Central Texas, Inc.;
     Series 2006 A, Retirement Facilities RB(a)       5.63%     11/01/26         750          597,698
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Retirement Facilities RB(a)       5.50%     11/01/31         500          380,760
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Retirement Facilities RB(a)       5.75%     11/01/36       1,000          770,500
-----------------------------------------------------------------------------------------------------
  Hidalgo (County of) Health Services Corp.
     (Mission Hospital, Inc.);
     Series 2005, Hospital RB(a)                      5.00%     08/15/15         500          474,160
-----------------------------------------------------------------------------------------------------
     Series 2005, Hospital RB(a)                      5.00%     08/15/19         700          636,825
-----------------------------------------------------------------------------------------------------
  Hopkins (County of) Hospital District;
     Series 2008, RB(a)                               6.00%     02/15/33       1,000          904,220
-----------------------------------------------------------------------------------------------------
     Series 2008, RB(a)                               6.00%     02/15/38       1,000          891,830
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Houston (City of) (Continental Airlines, Inc.
     Terminal E); Series 2001 E, Airport System
     Special Facilities RB(a)(f)                      6.75%     07/01/29      $  500     $    407,390
-----------------------------------------------------------------------------------------------------
  Houston (City of) Health Facilities Development
     Corp. (Buckingham Senior Living Community);
     Series 2004 A, Retirement Facilities
     RB(a)(b)(c)                                      7.00%     02/15/14         300          347,535
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Retirement Facilities
     RB(a)(b)(c)                                      7.00%     02/15/14         750          868,837
-----------------------------------------------------------------------------------------------------
     Series 2004 A, Retirement Facilities
     RB(a)(b)(c)                                      7.13%     02/15/14         450          524,007
-----------------------------------------------------------------------------------------------------
  La Vernia Higher Education Finance Corp., Series
     2008 A, RB(a)                                    6.25%     02/15/17       1,245        1,191,764
-----------------------------------------------------------------------------------------------------
     Series 2008 A, RB(a)                             7.13%     02/15/38       2,000        1,821,580
-----------------------------------------------------------------------------------------------------
  La Vernia Higher Education Finance Corp. (Amigos
     Por Vida/ Friends for Life); Series 2008,
     RB(a)                                            6.38%     02/15/37       1,635        1,407,228
-----------------------------------------------------------------------------------------------------
  Lufkin (City of) Health Facilities Development
     Corp. (Memorial Health System of East Texas);
     Series 2007, RB(a)                               5.50%     02/15/37       1,000          829,630
-----------------------------------------------------------------------------------------------------
  Meadow Parc Development, Inc. (Meadow Parc
     Apartments); Series 1998, MFH RB(a)              6.50%     12/01/30       1,135        1,046,334
-----------------------------------------------------------------------------------------------------
  Mesquite (City of) Health Facilities Development
     Corp. (Christian Care Centers, Inc.); Series
     2005, Retirement Facilities RB(a)                5.63%     02/15/35       1,000          820,080
-----------------------------------------------------------------------------------------------------
  Midlothian Development Authority;
     Series 2001, Tax Increment Contract
     Allocation RB(a)(b)(c)                           7.88%     05/15/11       1,000        1,142,170
-----------------------------------------------------------------------------------------------------
     Series 2004, Tax Increment Contract
     Allocation RB(a)                                 6.20%     11/15/29       1,000          916,440
-----------------------------------------------------------------------------------------------------
  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Buckingham Senior
     Living Community, Inc.);
     Series 2007, Retirement Facilities RB(a)         5.63%     11/15/27       1,500        1,239,405
-----------------------------------------------------------------------------------------------------
     Series 2007, Retirement Facilities RB(a)         5.75%     11/15/37       3,500        2,788,975
-----------------------------------------------------------------------------------------------------
  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (C.C. Young Memorial
     Home);
     Series 2007, Retirement Facilities RB(a)         5.25%     02/15/17       1,150        1,021,303
-----------------------------------------------------------------------------------------------------
     Series 2007, Retirement Facilities RB(a)         5.75%     02/15/25       1,500        1,261,515
-----------------------------------------------------------------------------------------------------
     Series 2007, Retirement Facilities RB(a)         5.75%     02/15/29       1,600        1,287,136
-----------------------------------------------------------------------------------------------------
  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Northwest Senior
     Housing Corp.-Edgemere);
     Series 2006 A, Retirement Facilities RB(a)       6.00%     11/15/26         700          625,373
-----------------------------------------------------------------------------------------------------
     Series 2006 A, Retirement Facilities RB(a)       6.00%     11/15/36       2,000        1,720,580
-----------------------------------------------------------------------------------------------------
  Travis (County of) Health Facilities Development
     Corp. (Querencia Barton Creek);
     Series 2005, Retirement Facilities RB(a)         5.50%     11/15/25       1,650        1,359,369
-----------------------------------------------------------------------------------------------------
     Series 2005, Retirement Facilities RB(a)         5.65%     11/15/35       1,250          990,600
-----------------------------------------------------------------------------------------------------
  Woodhill Public Facilities Corp. (Woodhill
     Apartments); Series 1999, MFH RB(a)              7.50%     12/01/29       1,000          872,520
=====================================================================================================
                                                                                           44,731,171
=====================================================================================================


UTAH-3.04%

  Provo (City of) (Freedom Academy Foundation);
     Series 2007, Charter School RB(a)                5.50%     06/15/37       1,450        1,112,614
-----------------------------------------------------------------------------------------------------
  Spanish Fork (City of) (American Leadership
     Academy); Series 2006, Charter School RB(a)      5.70%     11/15/36       1,400        1,108,940
-----------------------------------------------------------------------------------------------------
  Utah (County of) (Lakeview Academy); Series 2007
     A, Charter School RB(a)                          5.63%     07/15/37       2,200        1,730,696
-----------------------------------------------------------------------------------------------------
  Utah (County of) (Renaissance Academy);
     Series 2007 A, Charter School RB(a)              5.35%     07/15/17       1,000          925,060
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Charter School RB(a)              5.63%     07/15/37       1,350        1,055,457
-----------------------------------------------------------------------------------------------------
  Utah (County of) (Ronald Wilson Reagan);
     Series 2007 A, Charter School RB(a)              5.75%     02/15/22         340          303,443
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Charter School RB(a)              6.00%     02/15/38       2,710        2,232,796
-----------------------------------------------------------------------------------------------------
  Utah (State of) Charter School Finance Authority
     (Channing Hall);
     Series 2007 A, RB(a)(d)                          5.88%     07/15/27         780          664,388
-----------------------------------------------------------------------------------------------------
     Series 2007 A, RB(a)(d)                          6.00%     07/15/37         700          578,123
-----------------------------------------------------------------------------------------------------
  Utah (State of) Charter School Finance Authority
     (George Washington Academy);
     Series 2008 A, RB(a)                             6.75%     07/15/28       1,340        1,245,450
-----------------------------------------------------------------------------------------------------
     Series 2008 A, RB(a)                             7.00%     07/15/40       1,690        1,566,867
-----------------------------------------------------------------------------------------------------
  Utah (State of) Charter School Finance Authority
     (Rockwell Academy); Series 2008 A, RB(a)         7.00%     08/15/38       2,000        1,858,860
-----------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

  Utah (State of) Charter School Finance Authority
     (Summit Academy); Series 2007 A, RB(a)           5.80%     06/15/38      $3,800     $  3,287,304
-----------------------------------------------------------------------------------------------------
  West Valley City (City of) (Monticello Academy);
     Series 2007, Ref. Charter School RB(a)(d)        6.38%     06/01/37       2,000        1,732,940
=====================================================================================================
                                                                                           19,402,938
=====================================================================================================


VERMONT-0.14%

  Vermont (State of) Educational & Health
     Buildings Financing Agency (Fletcher Allen
     Health Care); Series 2004 B, RB
     (INS-Financial Security Assurance Inc.)(a)(e)    5.00%     12/01/34       1,000          868,530
=====================================================================================================


VIRGINIA-2.66%

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 A, Residential Care Facilities
     RB(a)                                            6.13%     12/01/30       2,000        1,804,160
-----------------------------------------------------------------------------------------------------
     Series 2008 A, Residential Care Facilities
     RB(a)                                            6.25%     12/01/38       2,000        1,789,500
-----------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Virginia United Methodist Homes);
     Series 2002 A, Ref. Residential Care
     Facilities RB(a)                                 6.50%     06/01/22         750          730,732
-----------------------------------------------------------------------------------------------------
  James City (County of) Economic Development
     Authority (Williamsburg Lodging); Series 2005
     A, First Mortgage Residential Care Facilities
     RB(a)                                            5.50%     09/01/34         750          628,733
-----------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (Kendall at Lexington);
     Series 2007 A, Residential Care Facilities
     Mortgage IDR(a)                                  5.25%     01/01/21         895          762,844
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Residential Care Facilities
     Mortgage IDR(a)                                  5.38%     01/01/22         780          663,959
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Residential Care Facilities
     Mortgage IDR(a)                                  5.38%     01/01/23         425          358,543
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Residential Care Facilities
     Mortgage IDR(a)                                  5.38%     01/01/28         750          602,198
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Residential Care Facilities
     Mortgage IDR(a)                                  5.50%     01/01/37       1,300        1,013,935
-----------------------------------------------------------------------------------------------------
  Lynchburg (City of) Industrial Development
     Authority (The Summit); Series 2002 A,
     Residential Care Facilities Mortgage IDR(a)      6.25%     01/01/28         500          450,860
-----------------------------------------------------------------------------------------------------
  Norfolk Redevelopment & Housing Authority (Fort
     Norfolk Retirement Community, Inc.-Harbor's
     Edge);
     Series 2004 A, First Mortgage RB(a)              6.00%     01/01/25         500          433,100
-----------------------------------------------------------------------------------------------------
     Series 2004 A, First Mortgage RB(a)              6.13%     01/01/35       1,100          928,466
-----------------------------------------------------------------------------------------------------
  Peninsula Ports Authority (Virginia Baptist
     Homes);
     Series 2003 A, Residential Care Facilities
     RB(a)(b)(c)                                      7.38%     12/01/13         500          590,730
-----------------------------------------------------------------------------------------------------
     Series 2006 C, Ref. Residential Care
     Facilities RB(a)                                 5.38%     12/01/26       1,000          774,290
-----------------------------------------------------------------------------------------------------
     Series 2006 C, Ref. Residential Care
     Facilities RB(a)                                 5.40%     12/01/33       1,000          762,680
-----------------------------------------------------------------------------------------------------
  Peninsula Town Center Community Development
     Authority, Series 2007, Special Obligations
     RB(a)                                            6.35%     09/01/28       1,000          853,790
-----------------------------------------------------------------------------------------------------
     Series 2007, Special Obligations RB(a)           6.45%     09/01/37       1,000          835,310
-----------------------------------------------------------------------------------------------------
  Tobacco Settlement Financing Corp.;
     Series 2005, Asset-Backed RB(a)(b)(c)            5.63%     06/01/15       2,250        2,434,477
-----------------------------------------------------------------------------------------------------
     Series 2005, Asset-Backed RB(a)(b)               5.50%     06/01/26         500          528,970
=====================================================================================================
                                                                                           16,947,277
=====================================================================================================


WASHINGTON-1.28%

  Klickitat (County of) Public Hospital District
     No. 2 (Skyline Hospital); Series 2007,
     Hospital RB(a)                                   6.50%     12/01/38       1,000          871,430
-----------------------------------------------------------------------------------------------------
  Skagit (County of) Public Hospital District No.
     1 (Skagit Valley Hospital);
     Series 2005, RB(a)                               5.50%     12/01/30         750          643,703
-----------------------------------------------------------------------------------------------------
     Series 2007, RB(a)                               5.75%     12/01/32       1,000          881,540
-----------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Multi-Care Health System); Series
     2007 B, RB (INS-Financial Security Assurance
     Inc.)(a)(e)                                      5.00%     08/15/41       1,000          867,290
-----------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(g)(h)          5.83%     11/15/26       2,300        2,300,000
-----------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority; Series 2007 C, RB (INS-Radian
     Asset Assurance, Inc.)(a)(e)                     5.50%     08/15/42       3,000        2,574,030
=====================================================================================================
                                                                                            8,137,993
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
WEST VIRGINIA-1.29%

  Harrison County (County of) Commission (Charles
     Pointe No. 2);
     Series 2008 A, Ref. Tax Increment Allocation
     RB(a)                                            7.00%     06/01/35      $1,500     $  1,399,170
-----------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. Tax Increment Allocation
     RB(a)                                            7.00%     06/01/28       1,000          930,460
-----------------------------------------------------------------------------------------------------
  West Virginia (State of) Hospital Finance
     Authority (Thomas Health System);
     Series 2008, RB(a)                               6.50%     10/01/38       5,000        4,438,850
-----------------------------------------------------------------------------------------------------
     Series 2008, RB(a)                               6.75%     10/01/43       1,650        1,491,006
=====================================================================================================
                                                                                            8,259,486
=====================================================================================================


WISCONSIN-3.43%

  Badger Tobacco Asset Securitization Corp.;
     Series 2002, Tobacco Settlement Asset-Backed
     RB(a)                                            6.13%     06/01/27       1,875        1,892,569
-----------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Academy of Learning);
     Series 2007 A, Education RB(a)                   5.50%     08/01/22         300          262,911
-----------------------------------------------------------------------------------------------------
     Series 2007 A, Education RB(a)                   5.65%     08/01/37       1,540        1,223,484
-----------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Milwaukee Science Education Consortium,
     Inc.);
     Series 2005 A, RB(a)                             5.63%     08/01/25       2,000        1,843,440
-----------------------------------------------------------------------------------------------------
     Series 2005 A, RB(a)                             5.75%     08/01/35       1,815        1,593,044
-----------------------------------------------------------------------------------------------------
  Waukesha (City of) Redevelopment Authority
     (Kirkland Crossings);
     Series 2006, Ref. Senior Housing RB(a)           5.50%     07/01/31       1,460        1,231,291
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. Senior Housing RB(a)           5.60%     07/01/41       1,000          828,570
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (AE Nursing Centers);
     Series 2008, RB(a)                               7.15%     06/01/28       1,120        1,019,077
-----------------------------------------------------------------------------------------------------
     Series 2008, RB(a)                               7.25%     06/01/38       1,000          905,880
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Beaver Dam Community
     Hospitals, Inc.);
     Series 2004 A, RB(a)                             6.50%     08/15/26         250          239,297
-----------------------------------------------------------------------------------------------------
     Series 2004 A, RB(a)                             6.75%     08/15/34         950          923,343
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Community Memorial
     Hospital, Inc.); Series 2003, RB(a)              7.13%     01/15/22       1,040        1,060,852
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Community
     Rehabilitation Providers Facilities
     Acquisition Program); Series 1998, RB(a)         6.88%     12/01/23         200          188,278
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Eastcastle Place,
     Inc.);
     Series 2004, RB(a)                               6.00%     12/01/24         500          423,715
-----------------------------------------------------------------------------------------------------
     Series 2004, RB(a)                               6.13%     12/01/34       1,000          839,260
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (FH Healthcare
     Development Inc.); Series 1999, RB(a)(b)(c)      6.25%     11/15/09       1,250        1,315,437
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (New Castle Place);
     Series 2001 A, RB(a)                             7.00%     12/01/31         250          237,372
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Oakwood Village);
     Series 2000 A, RB(a)(b)                          7.63%     08/15/30       1,000        1,094,870
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Tomah Memorial
     Hospital, Inc.);
     Series 2003, RB(a)                               6.00%     07/01/15         100           97,556
-----------------------------------------------------------------------------------------------------
     Series 2003, RB(a)                               6.13%     07/01/16         150          145,359
-----------------------------------------------------------------------------------------------------
     Series 2003, RB(a)                               6.63%     07/01/28         750          704,580
-----------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Wisconsin Illinois
     Senior Housing, Inc.);
     Series 2006, Ref. RB(a)                          5.50%     08/01/16       2,020        1,807,900
-----------------------------------------------------------------------------------------------------
     Series 2006, Ref. RB(a)                          5.80%     08/01/29       2,400        1,973,040
=====================================================================================================
                                                                                           21,851,125
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM HIGH INCOME MUNICIPAL FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
WYOMING-0.07%

  Teton (County of) Hospital District (St. John's
     Medical Center); Series 2002, RB(a)              6.75%     12/01/22      $  500     $    481,655
=====================================================================================================
TOTAL INVESTMENTS(j)-98.66% (Cost $709,463,208)                                           629,245,409
=====================================================================================================
OTHER ASSETS LESS LIABILITIES-1.34%                                                         8,536,787
=====================================================================================================
NET ASSETS-100.00%                                                                       $637,782,196
_____________________________________________________________________________________________________
=====================================================================================================




Investment Abbreviations:

GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
MFH   - Multi-Family Housing
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Ref.  - Refunding
Sr.   - Senior
VRD   - Variable Rate Demand


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $621,320,409, which represented 97.42% of the Fund's Net Assets. See Note 1A.
(b) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $18,055,508 which represented 2.83% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at September 30, 2008.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f)   Security subject to the alternative minimum tax.
(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.
(h)   Security is considered a cash equivalent.
(i)   Security purchased on forward commitment basis.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was less than 5%.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM HIGH INCOME MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $709,463,208)                           $629,245,409
------------------------------------------------------
Cash                                            25,224
------------------------------------------------------
Receivables for:
  Investments sold                           1,191,389
------------------------------------------------------
  Fund shares sold                           1,444,432
------------------------------------------------------
  Interest                                  12,745,424
------------------------------------------------------
  Fund expenses absorbed                        17,537
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             30,874
------------------------------------------------------
Other assets                                    44,677
======================================================
     Total assets                          644,744,966
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      3,980,405
------------------------------------------------------
  Fund shares reacquired                     1,464,598
------------------------------------------------------
  Dividends                                  1,118,931
------------------------------------------------------
  Accrued fees to affiliates                   278,308
------------------------------------------------------
  Accrued other operating expenses              60,340
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              60,188
======================================================
     Total liabilities                       6,962,770
======================================================
Net assets applicable to shares
  outstanding                             $637,782,196
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $743,617,100
------------------------------------------------------
Undistributed net investment income            737,720
------------------------------------------------------
Undistributed net realized gain (loss)     (26,354,825)
------------------------------------------------------
Unrealized appreciation (depreciation)     (80,217,799)
======================================================
                                          $637,782,196
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $411,182,315
______________________________________________________
======================================================
Class B                                   $ 23,869,202
______________________________________________________
======================================================
Class C                                   $109,862,509
______________________________________________________
======================================================
Institutional Class                       $ 92,868,170
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     53,728,240
______________________________________________________
======================================================
Class B                                      3,115,366
______________________________________________________
======================================================
Class C                                     14,350,177
______________________________________________________
======================================================
Institutional Class                         12,127,548
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       7.65
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.65 divided
     by 95.25%)                           $       8.03
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       7.66
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       7.66
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       7.66
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        AIM HIGH INCOME MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $ 19,938,402
================================================================================================


EXPENSES:

Advisory fees                                                                          1,923,574
------------------------------------------------------------------------------------------------
Administrative services fees                                                              90,240
------------------------------------------------------------------------------------------------
Custodian fees                                                                            15,684
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                527,511
------------------------------------------------------------------------------------------------
  Class B                                                                                133,976
------------------------------------------------------------------------------------------------
  Class C                                                                                550,486
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                        126,941
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      29,037
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 15,357
------------------------------------------------------------------------------------------------
Other                                                                                    144,834
================================================================================================
     Total expenses                                                                    3,557,640
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (735,223)
================================================================================================
     Net expenses                                                                      2,822,417
================================================================================================
Net investment income                                                                 17,115,985
================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                   (1,299,096)
================================================================================================
Change in net unrealized appreciation (depreciation)                                 (44,364,975)
================================================================================================
Net realized and unrealized gain (loss)                                              (45,664,071)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(28,548,086)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        AIM HIGH INCOME MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                          SEPTEMBER 30,      MARCH 31,
                                                                               2008            2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $ 17,115,985    $ 30,479,591
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (1,299,096)    (12,431,457)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (44,364,975)    (56,771,345)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (28,548,086)    (38,723,211)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                   (11,407,310)    (20,468,035)
-------------------------------------------------------------------------------------------------------
  Class B                                                                      (624,951)     (1,468,673)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (2,553,785)     (4,337,144)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (2,690,118)     (3,745,754)
=======================================================================================================
     Total distributions to shareholders from net investment income         (17,276,164)    (30,019,606)
=======================================================================================================
Share transactions-net:
  Class A                                                                    55,352,464      82,481,313
-------------------------------------------------------------------------------------------------------
  Class B                                                                    (1,754,655)     (8,048,601)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    20,402,928      27,982,290
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                         9,372,340      46,690,073
=======================================================================================================
     Net increase in net assets resulting from share transactions            83,373,077     149,105,075
=======================================================================================================
     Net increase in net assets                                              37,548,827      80,362,258
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       600,233,369     519,871,111
=======================================================================================================
  End of period (including undistributed net investment income of
     $737,720 and $897,899, respectively)                                  $637,782,196    $600,233,369
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        AIM HIGH INCOME MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to achieve a high a level of current income that is exempt from federal income taxes.

  The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The Fund is offered on a limited basis to certain investors. The limited offering is subject to the terms and conditions set forth in the prospectus, and the Fund may cease the limited offering and/or resume sales to other new investors on a future date if the Advisor determines it is appropriate and the Board of Trustees approves.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.


29        AIM HIGH INCOME MUNICIPAL FUND

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

        The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                        ANNUAL RATE
---------------------------------------------------------------------
First $500 million                                              0.60%
---------------------------------------------------------------------
Over $500 million up to and including $1 billion                0.55%
---------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                0.50%
---------------------------------------------------------------------
Over $1.5 billion                                               0.45%
_____________________________________________________________________
=====================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 0.75%, 1.50%, 1.50% and 0.50% of average daily net assets, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further

30        AIM HIGH INCOME MUNICIPAL FUND
notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such waivers or reimbursements prior to the end of the fiscal year.

  For the six months ended September 30, 2008, the Advisor waived advisory fees $578,882 and reimbursed class level expenses of $94,887, $6,025, $24,755 and $29,036 expenses of Class A, Class B, Class C and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $363.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $110,848 in front-end sales commissions from the sale of Class A shares and $15,976, $24,065 and $9,554 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $         --
--------------------------------------
Level 2                   629,245,409
--------------------------------------
Level 3                            --
======================================
                         $629,245,409
______________________________________
======================================





31        AIM HIGH INCOME MUNICIPAL FUND

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2008, the Fund engaged in securities purchases of $30,747,915 and securities sales of $29,860,388, which resulted in net realized gains (losses) of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,275.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $3,512 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2009                                                                     $ 3,558,415
-----------------------------------------------------------------------------------------------
March 31, 2010                                                                       3,255,459
-----------------------------------------------------------------------------------------------
March 31, 2011                                                                         972,821
-----------------------------------------------------------------------------------------------
March 31, 2012                                                                       1,072,111
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       2,599,981
-----------------------------------------------------------------------------------------------
March 31, 2014                                                                         376,854
-----------------------------------------------------------------------------------------------
March 31, 2015                                                                         622,423
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                       4,837,280
===============================================================================================
Total capital loss carryforward                                                    $17,295,344
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


32        AIM HIGH INCOME MUNICIPAL FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $122,048,802 and $26,833,582, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  6,424,380
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (86,637,754)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(80,213,374)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $709,458,783.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                               SEPTEMBER 30, 2008(a)                MARCH 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   10,514,417     $ 86,344,308      29,106,407     $ 258,022,679
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      283,598        2,334,907         516,909         4,619,453
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    3,841,794       31,588,332       6,121,408        54,574,112
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,363,063       11,159,891       5,635,118        49,107,973
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      883,141        7,155,504       1,360,638        11,814,457
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       34,256          278,024          70,867           617,692
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      209,112        1,694,288         320,290         2,780,041
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          211,070        1,711,070         286,723         2,477,814
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      206,639        1,683,069         409,635         3,576,397
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (206,425)      (1,683,069)       (409,247)       (3,576,397)
=========================================================================================================================
Reacquired:
  Class A                                                   (4,878,034)     (39,830,417)    (21,964,011)     (190,932,220)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (328,420)      (2,684,517)     (1,110,227)       (9,709,349)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,574,413)     (12,879,692)     (3,382,887)      (29,371,863)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (428,308)      (3,498,621)       (563,768)       (4,895,714)
=========================================================================================================================
                                                            10,131,490     $ 83,373,077      16,397,855     $ 149,105,075
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


33        AIM HIGH INCOME MUNICIPAL FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                NET GAINS
                                               (LOSSES) ON
                       NET ASSET               SECURITIES               LESS DIVIDENDS  NET ASSET
                         VALUE,       NET         (BOTH     TOTAL FROM     FROM NET       VALUE,                NET ASSETS,
                       BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT    INVESTMENT       END       TOTAL     END OF PERIOD
                       OF PERIOD    INCOME     UNREALIZED)  OPERATIONS      INCOME      OF PERIOD  RETURN(A)  (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08               $8.20       $0.22(c)    $(0.55)      $(0.33)       $(0.22)       $7.65      (4.12)%      $411,182
Year ended 03/31/08       9.15        0.45        (0.96)       (0.51)        (0.44)        8.20      (5.70)        385,396
Year ended 03/31/07       8.97        0.45         0.17         0.62         (0.44)        9.15       7.11         348,602
Year ended 03/31/06       8.76        0.47         0.21         0.68         (0.47)        8.97       7.92         247,296
Year ended 03/31/05       8.73        0.51         0.04         0.55         (0.52)        8.76       6.51         132,996
Year ended 03/31/04       8.64        0.51         0.10         0.61         (0.52)        8.73       7.30          94,657
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                8.21        0.19(c)     (0.55)       (0.36)        (0.19)        7.66      (4.47)         23,869
Year ended 03/31/08       9.16        0.39        (0.96)       (0.57)        (0.38)        8.21      (6.39)         27,354
Year ended 03/31/07       8.98        0.38         0.18         0.56         (0.38)        9.16       6.31          39,066
Year ended 03/31/06       8.77        0.40         0.21         0.61         (0.40)        8.98       7.12          45,422
Year ended 03/31/05       8.74        0.44         0.05         0.49         (0.46)        8.77       5.73          46,429
Year ended 03/31/04       8.65        0.45         0.10         0.55         (0.46)        8.74       6.51          45,026
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                8.20        0.19(c)     (0.54)       (0.35)        (0.19)        7.66      (4.36)        109,863
Year ended 03/31/08       9.16        0.38        (0.96)       (0.58)        (0.38)        8.20      (6.51)         97,388
Year ended 03/31/07       8.97        0.38         0.19         0.57         (0.38)        9.16       6.43          80,702
Year ended 03/31/06       8.77        0.40         0.20         0.60         (0.40)        8.97       7.01          56,763
Year ended 03/31/05       8.74        0.44         0.05         0.49         (0.46)        8.77       5.73          33,114
Year ended 03/31/04       8.65        0.45         0.10         0.55         (0.46)        8.74       6.51          18,339
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                8.20        0.23(c)     (0.54)       (0.31)        (0.23)        7.66      (3.87)         92,868
Year ended 03/31/08       9.16        0.47        (0.96)       (0.49)        (0.47)        8.20      (5.56)         90,096
Year ended
  03/31/07(e)             8.98        0.32         0.17         0.49         (0.31)        9.16       5.53          51,501
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                           RATIO OF           RATIO OF
                           EXPENSES           EXPENSES
                          TO AVERAGE       TO AVERAGE NET  RATIO OF NET
                          NET ASSETS       ASSETS WITHOUT   INVESTMENT
                       WITH FEE WAIVERS     FEE WAIVERS      INCOME TO
                        AND/OR EXPENSES   AND/OR EXPENSES     AVERAGE     PORTFOLIO
                           ABSORBED           ABSORBED      NET ASSETS   TURNOVER(B)
------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08                   0.74%(d)           0.96%(d)       5.36%(d)        4%
Year ended 03/31/08          0.70               0.98           5.13           23
Year ended 03/31/07          0.65               1.01           4.99           10
Year ended 03/31/06          0.56               1.03           5.18           16
Year ended 03/31/05          0.55               1.08           5.83           12
Year ended 03/31/04          0.55               1.07           5.91           12
------------------------------------------------------------------------------------
CLASS B
Six months ended
  09/30/08                   1.49(d)            1.71(d)        4.61(d)         4
Year ended 03/31/08          1.45               1.73           4.38           23
Year ended 03/31/07          1.40               1.76           4.24           10
Year ended 03/31/06          1.31               1.78           4.43           16
Year ended 03/31/05          1.30               1.83           5.08           12
Year ended 03/31/04          1.30               1.82           5.16           12
------------------------------------------------------------------------------------
CLASS C
Six months ended
  09/30/08                   1.49(d)            1.71(d)        4.61(d)         4
Year ended 03/31/08          1.45               1.73           4.38           23
Year ended 03/31/07          1.40               1.76           4.24           10
Year ended 03/31/06          1.31               1.78           4.43           16
Year ended 03/31/05          1.30               1.83           5.08           12
Year ended 03/31/04          1.30               1.82           5.16           12
------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                   0.49(d)            0.73(d)        5.61(d)         4
Year ended 03/31/08          0.45               0.75           5.38           23
Year ended
  03/31/07(e)                0.40(f)            0.77(f)        5.24(f)        10
____________________________________________________________________________________
====================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $420,856, $26,722, $109,796 and $94,741 for Class A, Class B, Class C
     and Institutional Class, respectively.
(e)  Institutional Class shares commenced on July 31, 2006.
(f)  Annualized.


34        AIM HIGH INCOME MUNICIPAL FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


35        AIM HIGH INCOME MUNICIPAL FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $958.80        $3.63       $1,021.36       $3.75        0.74%
---------------------------------------------------------------------------------------------------
        B            1,000.00        955.30         7.30        1,017.60        7.54        1.49
---------------------------------------------------------------------------------------------------
        C            1,000.00        956.40         7.31        1,017.60        7.54        1.49
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


36        AIM HIGH INCOME MUNICIPAL FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $961.30        $2.41       $1,022.61       $2.48        0.49%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


AIM HIGH INCOME MUNICIPAL FUND

Supplement to Semiannual Report dated 9/30/08

AIM HIGH INCOME MUNICIPAL FUND

                                             =======================================================================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS

The following information has been           For periods ended 9/30/08
prepared to provide Institutional Class
shareholders with a performance overview
specific to their holdings. Institutional
Class shares are offered exclusively to                                                                               AFTER TAXES ON
institutional investors, including defined                                                             AFTER TAXES     DISTRIBUTIONS
contribution plans that meet certain                                                                       ON           AND SALE OF
criteria.                                                                              BEFORE TAXES   DISTRIBUTIONS     FUND SHARES
                                              10 Years                                     2.97%           2.97%           3.36%
Institutional Class shares' inception date     5 Years                                     3.11            3.11            3.54
is July 31, 2006. Returns since that date      1 Year                                     -8.03           -8.03           -3.32
are historical returns. All other returns      6 Months*                                  -3.87           -3.87           -1.51
are blended returns of historical
Institutional Class share performance and    * Cumulative total return that has not been annualized
restated Class A share performance (for      =======================================================================================
periods prior to the inception date of
Institutional Class shares) at net asset        The net annual Fund operating expense     than their original cost. See full report
value (NAV) and reflect the Rule 12b-1       ratio set forth in the most recent Fund      for information on comparative benchmarks.
fees applicable to Class A shares. Class A   prospectus as of the date of this            Please consult your Fund prospectus for
shares' inception date is January 2, 1998.   supplement for Institutional Class shares    more information. For the most current
                                             was 0.50%.                                   month-end performance, please call 800 451
   Institutional Class shares have no                                                     4246 or visit invescoaim.com.
sales charge; therefore, performance is at      The total annual Fund operating expense
NAV. Performance of Institutional Class      ratio set forth in the most recent Fund      (1) Total annual operating expenses less
shares will differ from performance of       prospectus as of the date of this               any voluntary fee waivers and/or
other share classes primarily due to         supplement for Institutional Class shares       expense reimbursements by the advisor.
differing sales charges and class            was 0.75%.(1) The expense ratios presented      Voluntary arrangements can be
expenses.                                    above may vary from the expense ratios          discontinued or modified at any time
                                             presented in other sections of the actual       without further notice to investors.
   After-tax returns are calculated using    report that are based on expenses incurred      See current prospectus for more
the historical highest individual federal    during the period covered by the report.        information.
marginal income tax rate. They do not
reflect the effect of state and local           Had the advisor not waived fees and/or
taxes. Actual after-tax returns depend on    expenses, performance would have been
the investor's tax situation and may         lower.
differ from those shown. After-tax returns
shown are not relevant to investors who         Please note that past performance is
hold their shares in tax-deferred accounts   not indicative of future results. More
such as 401(k)s OR IRAS.                     recent returns may be more or less than
                                             those shown. All returns assume
                                             reinvestment of distributions at NAV.
                                             Investment return and principal value will
                                             fluctuate so your shares, when redeemed,
                                             may be worth more or less

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced                            [INVESCO AIM LOGO]
or shown to the public, nor used in written form as sales literature for public use.                              -- SERVICE MARK --

invescoaim.com   HIM-INS-2   Invesco Aim Distributors, Inc.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Tax-Exempt Funds is required under the       renewal process, the Trustees receive        from one another and attributed different
Investment Company Act of 1940 to approve    comparative performance and fee data         weight to the various factors. The
annually the renewal of the AIM High         regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Income Municipal Fund's (the Fund)           independent company, Lipper, Inc.            arrangements and resulting advisory fees
investment advisory agreement with Invesco   (Lipper), under the direction and            for the Fund and the other AIM Funds are
Aim Advisors, Inc. (Invesco Aim). During     supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
   The Board's Investments Committee has     manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of the Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year


37   AIM HIGH INCOME MUNICIPAL FUND                                                                                        continued

with the Fund's portfolio manager or         Fund performance through the most recent     or expense limitations. The Board noted
managers, the Board concluded that these     calendar year, the Board also reviewed       that the Fund's contractual advisory fee
individuals are competent and able to        more recent Fund performance and this        schedule includes three breakpoints and
continue to carry out their                  review did not change their conclusions.     that the level of the Fund's advisory
responsibilities under the Fund's                                                         fees, as a percentage of the Fund's net
investment advisory agreement.                  C. Advisory Fees and Fee Waivers          assets, has decreased as net assets
                                             The Board compared the Fund's contractual    increased because of the breakpoints.
   In determining whether to continue the    advisory fee rate to the contractual         Based on this information, the Board
Fund's investment advisory agreement, the    advisory fee rates of funds in the Fund's    concluded that the Fund's advisory fees
Board considered the prior relationship      Lipper expense group that are not managed    appropriately reflect economies of scale
between Invesco Aim and the Fund, as well    by Invesco Aim, at a common asset level      at current asset levels. The Board also
as the Board's knowledge of Invesco Aim's    and as of the end of the past calendar       noted that the Fund shares directly in
operations, and concluded that it was        year. The Board noted that the Fund's        economies of scale through lower fees
beneficial to maintain the current           contractual advisory fee rate was above      charged by third party service providers
relationship, in part, because of such       the median contractual advisory fee rate     based on the combined size of all of the
knowledge. The Board also considered the     of funds in its expense group. The Board     AIM Funds and affiliates.
steps that Invesco Aim and its affiliates    also reviewed the methodology used by
have taken over the last several years to    Lipper in determining contractual fee           E. Profitability and Financial Re
improve the quality and efficiency of the    rates. The Board noted that Invesco Aim            sources of Invesco Aim
services they provide to the AIM Funds in    does not serve as an advisor to other
the areas of investment performance,         mutual funds or other clients with           The Board reviewed information from
product line diversification,                investment strategies comparable to those    Invesco Aim concerning the costs of the
distribution, fund operations, shareholder   of the Fund.                                 advisory and other services that Invesco
services and compliance. The Board                                                        Aim and its affiliates provide to the Fund
concluded that the quality and efficiency       The Board noted that Invesco Aim has      and the profitability of Invesco Aim and
of the services Invesco Aim and its          voluntarily agreed to waive fees and/or      its affiliates in providing these
affiliates provide to the AIM Funds in       limit expenses of the Fund in an amount      services. The Board also reviewed
each of these areas generally have           necessary to limit total annual operating    information concerning the financial
improved, and support the Board's approval   expenses to a specified percentage of        condition of Invesco Aim and its
of the continuance of the Fund's             average daily net assets for each class of   affiliates. The Board also reviewed with
investment advisory agreement.               the Fund. The Board considered the           Invesco Aim the methodology used to
                                             voluntary nature of this fee                 prepare the profitability information. The
   B. Fund Performance                       waiver/expense limitation and noted that     Board considered the overall profitability
                                             it can be terminated at any time by          of Invesco Aim, as well as the
The Board compared the Fund's performance    Invesco Aim without further notice to        profitability of Invesco Aim in connection
during the past one, three and five          investors. The Board also considered the     with managing the Fund. The Board noted
calendar years to the performance of funds   effect this expense limitation would have    that Invesco Aim continues to operate at a
in the Fund's performance group that are     on the Fund's estimated total expenses.      net profit, although increased expenses in
not managed by Invesco Aim, and against                                                   recent years have reduced the
the performance of all funds in the Lipper      The Board concluded that it was not       profitability of Invesco Aim and its
High Yield Municipal Debt Funds Index. The   necessary at this time to discuss with       affiliates. The Board concluded that the
Board also reviewed the criteria used by     Invesco Aim whether to implement any         Fund's fees were fair and reasonable, and
Invesco Aim to identify the funds in the     additional fee waivers or expense            that the level of profits realized by
Fund's performance group for inclusion in    limitations because the Fund's total         Invesco Aim and its affiliates from
the Lipper reports. The Board noted that     expenses were below the median total         providing services to the Fund was not
the Fund's performance was in the third      expenses of the funds in the Fund's Lipper   excessive in light of the nature, quality
quintile of its performance group for the    expense group that are not managed by        and extent of the services provided. The
one and five year periods, and the first     Invesco Aim.                                 Board considered whether Invesco Aim is
quintile for the three year period (the                                                   financially sound and has the resources
first quintile being the best performing        After taking account of the Fund's        necessary to perform its obligations under
funds and the fifth quintile being the       contractual advisory fee rate, as well as    the Fund's investment advisory agreement,
worst performing funds). The Board noted     the comparative advisory fee information     and concluded that Invesco Aim has the
that the Fund's performance was above the    and the expense limitation discussed         financial resources necessary to fulfill
performance of the Index for the one,        above, the Board concluded that the Fund's   these obligations.
three and five year periods. The Board       advisory fees were fair and reasonable.
also considered the steps Invesco Aim has
taken over the last several years to            D. Economies of Scale and Break points       F. Independent Written Evaluation of
improve the quality and efficiency of the                                                       the Fund's Senior Officer
services that Invesco Aim provides to the    The Board considered the extent to which
AIM Funds. The Board concluded that          there are economies of scale in Invesco      The Board noted that, at their direction,
Invesco Aim continues to be responsive to    Aim's provision of advisory services to      the Senior Officer of the Fund, who is
the Board's focus on fund performance.       the Fund. The Board also considered          independent of Invesco Aim and Invesco
Although the independent written             whether the Fund benefits from such          Aim's affiliates, had prepared an
evaluation of the Fund's Senior Officer      economies of scale through contractual       independent written evaluation to assist
only considered                              breakpoints in the Fund's advisory fee       the Board in determining the
                                             schedule or through advisory fee waivers     reasonableness of the proposed management
                                                                                          fees of the AIM Funds, including the Fund.
                                                                                          The Board noted that they had relied upon


38   AIM HIGH INCOME MUNICIPAL FUND                                                                                        continued

the Senior Officer's written evaluation      The Board noted that Invesco Aim will           B. Fund Performance
instead of a competitive bidding process.    receive advisory fees from these
In determining whether to continue the       affiliated money market funds attributable   The Board did not view Fund performance as
Fund's investment advisory agreement, the    to such investments, although Invesco Aim    a relevant factor in considering whether
Board considered the Senior Officer's        has contractually agreed to waive through    to approve the sub-advisory agreements for
written evaluation.                          at least June 30, 2009, the advisory fees    the Fund, as no Affiliated Sub-Adviser
                                             payable by the Fund in an amount equal to    served as a sub-adviser to the Fund prior
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim    to May 1,2008.
      and its Affiliates                     receives from the affiliated money market
                                             funds with respect to the Fund's                C. Sub-Advisory Fees
The Board considered various other           investment of uninvested cash, but not
benefits received by Invesco Aim and its     cash collateral. The Board considered the    The Board considered the services to be
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    provided by the Affiliated Sub-Advisers
relationship with the Fund, including the    noted that it remains in effect until at     pursuant to the sub-advisory agreements
fees received by Invesco Aim and its         least June 30, 2009. The Board concluded     and the services to be provided by Invesco
affiliates for their provision of            that the Fund's investment of uninvested     Aim pursuant to the Fund's investment
administrative, transfer agency and          cash and cash collateral from any            advisory agreement, as well as the
distribution services to the Fund. The       securities lending arrangements in the       allocation of fees between Invesco Aim and
Board considered the performance of          affiliated money market funds is in the      the Affiliated Sub-Advisers pursuant to
Invesco Aim and its affiliates in            best interests of the Fund and its           the sub-advisory agreements. The Board
providing these services and the             shareholders.                                noted that the sub-advisory fees have no
organizational structure employed by                                                      direct effect on the Fund or its
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  shareholders, as they are paid by Invesco
these services. The Board also considered                                                 Aim to the Affiliated Sub-Advisers, and
that these services are provided to the         A. Nature, Extent and Quality of          that Invesco Aim and the Affiliated
Fund pursuant to written contracts which           Services Provided by Affiliated        Sub-Advisers are affiliates. After taking
are reviewed and approved on an annual             Sub-Advisors                           account of the Fund's contractual
basis by the Board. The Board concluded                                                   sub-advisory fee rate, as well as other
that Invesco Aim and its affiliates were     The Board reviewed the services to be        relevant factors, the Board concluded that
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,          reasonable.
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco
continue to provide these services to the    Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
Fund.                                        Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
                                             Management (N.A.), Inc., Invesco Hong Kong
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),       The Board considered whether each
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              Affiliated Sub-Adviser is financially
portfolio brokerage transactions executed    Management, Inc. (collectively, the          sound and has the resources necessary to
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         perform its obligations under its
these arrangements, portfolio brokerage      sub-advisory agreements and the              respective sub-advisory agreement, and
commissions paid by the Fund and/or other    credentials and experience of the officers   concluded that each Affiliated Sub-Adviser
funds advised by Invesco Aim are used to     and employees of the Affiliated              has the financial resources necessary to
pay for research and execution services.     Sub-Advisers who will provide these          fulfill these obligations.
The Board noted that soft dollar             services. The Board concluded that the
arrangements shift the payment obligation    nature, extent and QUALITY of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
                                             agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
may be invested in money market funds        managing the Fund.
advised by Invesco Aim pursuant to
procedures approved by the Board.


39   AIM HIGH INCOME MUNICIPAL FUND

[GO PAPERLESS
   GRAPHIC]


GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents will
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-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.        with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim [INVESCO AIM LOGO] - SERVICE MARK - Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are
the investment advisors for the products and services represented by Invesco Aim; they each provide investment    [INVESCO AIM LOGO]
advisory services to individual and institutional clients and do not sell securities. Invesco Institutional       -- SERVICE MARK --
(N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco
Trimark Ltd., Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco
Asset Management Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors,
Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                  invescoaim.com   HIM-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM TAX-EXEMPT CASH FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Market Conditions and Fund Performance
4    Schedule of Investments
8    Financial Statements
11   Notes to Financial Statements
14   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us
     [CROCKETT           again that markets are cyclical and the correction of excess is often painful, at least in the short term.
       PHOTO]            Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM TAX-EXEMPT CASH FUND


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
=======================================================================================
MARKET CONDITIONS

Throughout the period covered by this report, equity, fixed income and credit markets experienced unprecedented volatility. This volatility was largely the result of years of lax credit practices in the mortgage market. Over the last several years, mortgage loans were extended to homebuyers of questionable creditworthiness. Those mortgages, in turn, were often bundled into difficult-to-understand securities which were traded among financial institutions.

   In 2008, these complex and obscure securities declined sharply in value. While financial institutions sought to sell them, virtually no one was willing to buy them, and this created a liquidity crisis or "credit crunch" of historic severity that quickly threatened to undermine the entire financial system. The ensuing "flight to safety" by investors caused yields on U.S. Treasury securities to plummet and yields on other securities - including state and local municipal issues, in which the Fund invests - to rise significantly in September.

   In response to these developments, the U.S. Federal Reserve, the U.S. Department of
the Treasury, Congress, the administration and others initiated programs to increase liquidity in the credit markets and restore public trust in the financial markets generally, and money market funds specifically. Those programs included:

-  The $700 billion rescue plan - the Troubled Assets Relief Plan

-  The ABCP Money Market Mutual Fund Liquidity Facility

-  The Temporary Guarantee Program for Money Market Funds

-  The Commercial Paper Funding Facility

   Also, the U.S. government continues to work closely with other governments and central banks around the world to address the many interconnected issues associated with the current credit crunch and economic weakness.

   At Invesco Aim, safety is of paramount importance to our money market investment process. Our conservative investment philosophy, which has been in place for more than
27 years, will always focus on our commitment to provide safety, liquidity and yield -
in that order - to our money market fund investors.

=======================================================================================
FUND PERFORMANCE

AIM TAX-EXEMPT CASH FUND 7-DAY SEC YIELDS
As of 9/30/08

                                                                              TAXABLE
                                                                            EQUIVALENT
                                                              7-DAY SEC      7-DAY SEC
                                                               YIELDS         YIELDS
                                                            HAD FEES NOT   HAD FEES NOT
                                                 TAXABLE     BEEN WAIVED    BEEN WAIVED
                                               EQUIVALENT      AND/OR         AND/OR
                                   7-DAY SEC    7-DAY SEC     EXPENSES       EXPENSES
                                     YIELDS      YIELDS*     REIMBURSED     REIMBURSED*
                                   ---------   ----------   ------------   ------------
Class A Shares                       5.94%        9.14%         5.79%          8.91%
Investor Class Shares                6.04         9.29          6.04           9.29

*  Based on the highest personal income tax rate in effect on September 30, 2008 - 35%.

Yields will fluctuate. Had the distributor not waived fees and/or reimbursed expenses on Class A shares, performance would have been lower.

====================================================================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.
VISIT INVESCOAIM.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.
====================================================================================================================================

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
====================================================================================================================================


3   AIM TAX-EXEMPT CASH FUND

PORTFOLIO COMPOSITION*

Number of days to Maturity
as of September 30, 2008



-------------------------------------------------------------------------
1-7                                                                  86.3%
-------------------------------------------------------------------------
8-30                                                                  0.0
-------------------------------------------------------------------------
31-90                                                                 8.8
-------------------------------------------------------------------------
91-180                                                                2.9
-------------------------------------------------------------------------
181+                                                                  2.0
_________________________________________________________________________
=========================================================================



* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.


SCHEDULE OF INVESTMENTS

September 30, 2008
(Unaudited)




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)         VALUE
----------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-96.36%

ALABAMA-4.98%

  Greater Montgomery Educational Building
     Authority (Saint James School (The)); Series
     2003-A, VRD RB (LOC-Regions Bank)(a)(b)           8.01%    06/01/23      $  260     $   260,000
----------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, VRD Unlimited Tax
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        8.50%    07/01/15       2,040       2,040,000
====================================================================================================
                                                                                           2,300,000
====================================================================================================


ALASKA-2.42%

  Alaska (State of) Municipal Bond Bank; Series
     1998 A, GO(c)(d)                                  4.75%    10/01/08         115         115,000
----------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(e)(f)                                       5.79%    06/01/49       1,000       1,000,000
====================================================================================================
                                                                                           1,115,000
====================================================================================================


COLORADO-3.03%

  Concord Metropolitan District; Series 2004, Ref.
     & Improvement VRD Unlimited Tax GO (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           3.50%    12/01/29         600         600,000
----------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(a)(b)(g)                        8.10%    12/01/37         800         800,000
====================================================================================================
                                                                                           1,400,000
====================================================================================================


FLORIDA-6.14%

  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          7.55%    06/01/22       2,134       2,134,000
----------------------------------------------------------------------------------------------------
  Jupiter Island (Town of) (South Martin Regional
     Utility); Series 1998, Utility System
     RB(c)(d)                                          5.00%    10/01/08         300         303,000
----------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Florida Living Nursing Center,
     Inc.); Series 1991, VRD Health Facilities IDR
     (LOC-Bank of America, N.A.)(a)(b)                 8.16%    02/01/11         400         400,000
====================================================================================================
                                                                                           2,837,000
====================================================================================================


GEORGIA-4.98%

  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   8.20%    06/15/25       1,100       1,100,000
----------------------------------------------------------------------------------------------------
  Tallapoosa (City of) Development Authority
     (United States Can Co.); Series 1994, Ref.
     VRD IDR (LOC-Deutsche Bank A.G.)(a)(b)(g)         8.95%    02/01/15       1,200       1,200,000
====================================================================================================
                                                                                           2,300,000
====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TAX-EXEMPT CASH FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)         VALUE
----------------------------------------------------------------------------------------------------
ILLINOIS-8.94%

  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                            4.00%    12/01/08      $  275     $   275,903
----------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)          8.10%    06/01/17         700         700,000
----------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(g)                                     7.92%    10/01/30       2,400       2,400,000
----------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Corp.)(a)                                         1.60%    12/05/08         500         500,000
----------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network); Series 2008 A-2, VRD
     RB(b)                                             1.90%    11/01/30         250         250,000
====================================================================================================
                                                                                           4,125,903
====================================================================================================


INDIANA-7.79%

  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc.);
     Series 1998, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             8.95%    01/01/24       1,500       1,500,000
----------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 8.95%    01/01/29       1,300       1,300,000
----------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Stone Belt Arc, Inc.); Series
     2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       8.95%    02/01/25         795         795,000
====================================================================================================
                                                                                           3,595,000
====================================================================================================


IOWA-4.57%

  Iowa (State of) Finance Authority (YMCA of
     Greater Des Moines); Series 2000, VRD
     Economic Development RB (LOC-Wells Fargo
     Bank, N.A)(a)(b)                                  8.15%    06/01/10       2,110       2,110,000
====================================================================================================


KENTUCKY-2.38%

  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(b)            8.00%    04/01/32       1,100       1,100,000
====================================================================================================


MASSACHUSETTS-0.78%

  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(g)                            1.75%    10/01/08         359         359,000
====================================================================================================


MICHIGAN-1.82%

  Wachovia MERLOTs (Detroit (City of)); Series
     2000 D, Sr. Lien VRD Water Supply System
     RB(b)(e)(f)                                       5.61%    07/01/29         840         840,000
====================================================================================================


MINNESOTA-0.44%

  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%    06/01/09         200         200,915
====================================================================================================


NORTH DAKOTA-4.33%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(b)                                       8.40%    12/01/14       2,000       2,000,000
====================================================================================================


OKLAHOMA-8.00%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          8.02%    07/15/30       1,900       1,900,000
----------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (St. John Health System); Series
     1999, Ref. RB(c)(d)                               6.00%    02/15/09         300         307,391
----------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1997, VRD State Loan Program RB(b)         1.65%    09/01/26         240         240,000
----------------------------------------------------------------------------------------------------
     Series 2003A, VRD State Loan Program RB(b)        1.88%    10/01/36         245         245,000
----------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, VRD Capital Improvement RB(b)             2.00%    05/15/17       1,000       1,000,000
====================================================================================================
                                                                                           3,692,391
====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TAX-EXEMPT CASH FUND

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)         VALUE
----------------------------------------------------------------------------------------------------
PENNSYLVANIA-6.36%

  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                10.00%    12/01/30      $2,650     $ 2,650,000
----------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(c)(d)                            4.75%    03/01/09         285         288,559
====================================================================================================
                                                                                           2,938,559
====================================================================================================


TENNESSEE-3.79%

  Hawkins (County of) Industrial Development Board
     (Leggett & Platt Inc.); Series 1988 B, Ref.
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)           8.30%    10/01/27       1,750       1,750,000
====================================================================================================


TEXAS-4.88%

  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group); Series 1998, RB(c)(d)           5.25%    11/15/08         300         304,024
----------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub. Series 2008 C-3, VRD RB(b)          1.60%    12/01/32         500         500,000
----------------------------------------------------------------------------------------------------
  Highland Park (City of) Independent School
     District; Series 1999, School Building
     Unlimited Tax GO(c)(d)                            5.75%    02/15/09         200         202,955
----------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO); Series 1985, VRD PCR(b)(g)               2.00%    11/01/19         240         240,000
----------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2005 A, Water
     System Commercial Paper Notes                     1.68%    12/04/08         500         500,000
----------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%    08/28/09         500         506,112
====================================================================================================
                                                                                           2,253,091
====================================================================================================


WASHINGTON-13.17%

  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD IDR(b)                      8.08%    11/01/25       1,750       1,750,000
----------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)        8.03%    11/15/26       3,830       3,830,000
----------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(b)     8.13%    08/01/24         500         500,000
====================================================================================================
                                                                                           6,080,000
====================================================================================================


WISCONSIN-2.14%

  Madison (City of) Community Development
     Authority (Hamilton Point Apartments); Series
     1997 A, Ref. VRD MFH RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)(e)                              8.17%    10/01/22         785         785,000
----------------------------------------------------------------------------------------------------
  Wisconsin (State of); Series 1999 A, Unlimited
     Tax GO(c)(d)                                      5.00%    05/01/09         200         203,371
====================================================================================================
                                                                                             988,371
====================================================================================================


WYOMING-5.42%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(b)(g)     7.75%    01/01/18       2,500       2,500,000
====================================================================================================
TOTAL INVESTMENTS(h)(i)-96.36% (Cost $44,485,230)                                         44,485,230
====================================================================================================
OTHER ASSETS LESS LIABILITIES-3.64%                                                        1,682,511
====================================================================================================
NET ASSETS-100.00%                                                                       $46,167,741
____________________________________________________________________________________________________
====================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TAX-EXEMPT CASH FUND

Investment Abbreviations:

CEP      - Credit Enhancement Provider
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOTs  - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.
(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $7,155,000, which represented 15.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at September 30, 2008.
(f) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 6.0%; Ireland: 5.2%; other countries less than 5%: 5.1%.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      JP Morgan Chase Bank, N.A.                                        11.0%
      -------------------------------------------------------------------------
      Citibank, N.A.                                                     8.3
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    7.8
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              6.5
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             5.9
      -------------------------------------------------------------------------
      Fifth Third Bank                                                   5.7
      -------------------------------------------------------------------------
      Bank of America, N.A.                                              5.5
      -------------------------------------------------------------------------
      Barclays Bank PLC                                                  5.4
      -------------------------------------------------------------------------
      Allied Irish Bank PLC                                              5.2
      _________________________________________________________________________
      =========================================================================



(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TAX-EXEMPT CASH FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value and cost             $44,485,230
------------------------------------------------------
Cash                                            19,973
------------------------------------------------------
Receivables for:
  Investments sold                           1,236,192
------------------------------------------------------
  Fund shares sold                             324,810
------------------------------------------------------
  Interest                                     197,444
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             45,762
------------------------------------------------------
Other assets                                    37,629
======================================================
     Total assets                           46,347,040
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                        96,560
------------------------------------------------------
  Dividends                                      3,049
------------------------------------------------------
  Accrued fees to affiliates                     4,293
------------------------------------------------------
  Accrued other operating expenses              22,484
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              52,913
======================================================
     Total liabilities                         179,299
======================================================
Net assets applicable to shares
  outstanding                              $46,167,741
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $46,145,830
------------------------------------------------------
Undistributed net investment income             21,911
======================================================
                                           $46,167,741
______________________________________________________
======================================================



NET ASSETS:

Class A                                    $32,921,922
______________________________________________________
======================================================
Investor Class                             $13,245,819
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     32,914,579
______________________________________________________
======================================================
Investor Class                              13,270,786
______________________________________________________
======================================================
  Net asset value, offering and
     redemption price per share for each
     class                                 $      1.00
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TAX-EXEMPT CASH FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                                                              $535,338
==============================================================================================


EXPENSES:

Advisory fees                                                                           75,956
----------------------------------------------------------------------------------------------
Administrative services fees                                                            25,068
----------------------------------------------------------------------------------------------
Custodian fees                                                                           2,087
----------------------------------------------------------------------------------------------
Distribution fees -- Class A                                                            36,980
----------------------------------------------------------------------------------------------
Transfer agent fees                                                                     25,205
----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                8,201
----------------------------------------------------------------------------------------------
Registration and filing fees                                                            22,806
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 12,696
----------------------------------------------------------------------------------------------
Other                                                                                   15,613
==============================================================================================
     Total expenses                                                                    224,612
==============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)               (22,838)
==============================================================================================
  Net expenses                                                                         201,774
==============================================================================================
Net investment income                                                                  333,564
==============================================================================================
Net increase in net assets resulting from operations                                  $333,564
______________________________________________________________________________________________
==============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TAX-EXEMPT CASH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                          SEPTEMBER 30,     MARCH 31,
                                                                               2008            2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   333,564     $ 1,264,127
======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (223,785)       (904,833)
------------------------------------------------------------------------------------------------------
  Investor Class                                                              (109,779)       (359,294)
======================================================================================================
     Distributions from net investment income                                 (333,564)     (1,264,127)
======================================================================================================
Share transactions-net:
  Class A                                                                    1,109,788      (6,293,364)
------------------------------------------------------------------------------------------------------
  Investor Class                                                              (713,459)        755,614
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            396,329      (5,537,750)
======================================================================================================
     Net increase (decrease) in net assets                                     396,329      (5,537,750)
______________________________________________________________________________________________________
======================================================================================================


NET ASSETS:

  Beginning of period                                                       45,771,412      51,309,162
------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $21,911 and $21,911, respectively)                                    $46,167,741     $45,771,412
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TAX-EXEMPT CASH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The Fund currently consists of two different classes of shares: Class A and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to contingent deferred sales charges ("CDSC").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

11        AIM TAX-EXEMPT CASH FUND
      statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.35% of the Fund's average daily net assets.
Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $209.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IADI has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees of Class A shares through June 30, 2009. 12b-1 fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. Fees incurred after fee waivers for Class A shares were $14,792.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $7,526 from Class A shares for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,


12        AIM TAX-EXEMPT CASH FUND

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $        --
--------------------------------------
Level 2                    44,485,230
--------------------------------------
Level 3                            --
======================================
                          $44,485,230
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2008, the Fund engaged in securities purchases of $24,741,168 and securities sales of $15,001,839, which resulted in net realized gain/loss of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $441.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $2,450 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted temporarily to overdraft or leave balances in its account with its custodian bank, The Bank of New York Mellon. The parties compensate one another for any overdraft or remaining balance in the account by either earning the interest that accrues on the overdrawn or balance amount in the account or by paying the other party a contractually agreed upon fee.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of March 31, 2008.


13        AIM TAX-EXEMPT CASH FUND

NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                SEPTEMBER 30, 2008(a)               MARCH 31, 2008
                                                            ----------------------------     ----------------------------
                                                               SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
Class A                                                      39,093,807     $ 39,093,807      66,669,421     $ 66,669,421
-------------------------------------------------------------------------------------------------------------------------
Investor Class                                                2,834,118        2,834,118       8,550,193        8,550,193
=========================================================================================================================
Issued as reinvestment of dividends:
Class A                                                         215,527          215,527         878,146          878,146
-------------------------------------------------------------------------------------------------------------------------
Investor Class                                                  106,096          106,096         347,849          347,849
=========================================================================================================================
Reacquired:
Class A                                                     (38,199,546)     (38,199,546)    (73,840,931)     (73,840,931)
-------------------------------------------------------------------------------------------------------------------------
Investor Class                                               (3,653,673)      (3,653,673)     (8,142,428)      (8,142,428)
=========================================================================================================================
                                                                396,329     $    396,329      (5,537,750)    $ (5,537,750)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 17% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                    NET ASSET
                                      VALUE,       NET
                                    BEGINNING  INVESTMENT  DIVIDENDS FROM NET  NET ASSET VALUE,
                                    OF PERIOD    INCOME     INVESTMENT INCOME    END OF PERIOD   TOTAL RETURN(a)
----------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 09/30/08             $1.00       $0.01(b)       $(0.01)             $1.00             0.75%
Year ended 03/31/08                    1.00        0.03           (0.03)              1.00             2.62
Year ended 03/31/07                    1.00        0.03           (0.03)              1.00             2.66
Year ended 03/31/06                    1.00        0.02           (0.02)              1.00             1.88
Year ended 03/31/05                    1.00        0.01           (0.01)              1.00             0.72
Year ended 03/31/04                    1.00        0.00           (0.00)              1.00             0.41
----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 09/30/08              1.00        0.01(b)        (0.01)              1.00             0.80
Year ended 03/31/08                    1.00        0.03           (0.03)              1.00             2.72
Year ended 03/31/07                    1.00        0.03           (0.03)              1.00             2.76
Year ended 03/31/06                    1.00        0.02           (0.02)              1.00             1.98
Year ended 03/31/05                    1.00        0.01           (0.01)              1.00             0.82
Year ended 03/31/04(d)                 1.00        0.00           (0.00)              1.00             0.23
________________________________________________________________________________________________________________
================================================================================================================

                                                        RATIO OF EXPENSES   RATIO OF EXPENSES
                                                          TO AVERAGE NET     TO AVERAGE NET       RATIO OF NET
                                    NET ASSETS, END OF   ASSETS WITH FEE   ASSETS WITHOUT FEE  INVESTMENT INCOME
                                       PERIOD (000S       WAIVERS AND/OR     WAIVERS AND/OR      TO AVERAGE NET
                                         OMITTED)       EXPENSES ABSORBED   EXPENSES ABSORBED        ASSETS
----------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 09/30/08                 $32,922              0.96%(c)           1.11%(c)            1.50%(c)
Year ended 03/31/08                        31,812              0.92               1.07                2.58
Year ended 03/31/07                        38,106              1.03               1.19                2.62
Year ended 03/31/06                        37,828              0.94               1.09                1.84
Year ended 03/31/05                        46,914              0.80               1.00                0.68
Year ended 03/31/04                        75,547              0.76               0.91                0.40
----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 09/30/08                  13,246              0.86(c)            0.86(c)             1.60(c)
Year ended 03/31/08                        13,959              0.82               0.82                2.68
Year ended 03/31/07                        13,203              0.93               0.94                2.72
Year ended 03/31/06                        14,405              0.84               0.84                1.94
Year ended 03/31/05                        17,215              0.70               0.75                0.78
Year ended 03/31/04(d)                     20,169              0.67(e)            0.67(e)             0.49(e)
________________________________________________________________________________________________________________
================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000's omitted) of $29,503 and $13,782 for Class A and Investor Class shares, respectively.
(d)  Investor Class shares commenced on September 20, 2003.
(e)  Annualized.

NOTE 11--SUBSEQUENT EVENT


  On October 6, 2008, the Board of Trustees approved the participation of the Fund in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Fund as of September 19, 2008. This expense will be borne by the Fund.

  The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 19, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.



14        AIM TAX-EXEMPT CASH FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


15        AIM TAX-EXEMPT CASH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,007.50       $4.83       $1,020.26       $4.86        0.96%
---------------------------------------------------------------------------------------------------
    Investor         1,000.00       1,008.00        4.33        1,020.76        4.36        0.86
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


16        AIM TAX-EXEMPT CASH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Tax-Exempt Funds is required under the       renewal process, the Trustees receive        from one another and attributed different
Investment Company Act of 1940 to approve    comparative performance and fee data         weight to the various factors. The
annually the renewal of the AIM Tax-Exempt   regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Cash Fund's (the Fund) investment advisory   independent company, Lipper, Inc.            arrangements and resulting advisory fees
agreement with Invesco Aim Advisors, Inc.    (Lipper), under the direction and            for the Fund and the other AIM Funds are
(Invesco Aim). During contract renewal       supervision of the independent Senior        the result of years of review and
meetings held on June 18-19, 2008, the       Officer who also prepares a separate         negotiation between the Trustees and
Board as a whole and the disinterested or    analysis of this information for the         Invesco Aim, that the Trustees may focus
"independent" Trustees, voting separately,   Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
approved the continuance of the Fund's       recommendations to the Investments           these arrangements in some years than in
investment advisory agreement for another    Committee regarding the performance, fees    others, and that the Trustees'
year, effective July 1, 2008. In doing so,   and expenses of their assigned funds. The    deliberations and conclusions in a
the Board determined that the Fund's         Investments Committee considers each         particular year may be based in part on
investment advisory agreement is in the      Sub-Committee's recommendations and makes    their deliberations and conclusions of
best interests of the Fund and its           its own recommendations regarding the        these same arrangements throughout the
shareholders and that the compensation to    performance, fees and expenses of the AIM    year and in prior years.
Invesco Aim under the Fund's investment      Funds to the full Board. The Investments
advisory agreement is fair and reasonable.   Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   its annual recommendation to the Board
during their evaluation of the Fund's        whether to approve the continuance of each      The discussion below serves as a
investment advisory agreement with           AIM Fund's investment advisory agreement     summary of the Senior Officer's
independent legal counsel from whom they     and sub-advisory agreements for another      independent written evaluation with
received independent legal advice, and the   year.                                        respect to the Fund's investment advisory
independent Trustees also received                                                        agreement as well as a discussion of the
assistance during their deliberations from   The independent Trustees are assisted        material factors and related conclusions
the independent Senior Officer, a            in their annual evaluation of the Fund's     that formed the basis for the Board's
full-time officer of the AIM Funds who       investment advisory agreement by the         approval of the Fund's investment advisory
reports directly to the independent          independent Senior Officer. One              agreement and sub-advisory agreements.
Trustees.                                    responsibility of the Senior Officer is to   Unless otherwise stated, information set
                                             manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
THE BOARD'S FUND EVALUATION PROCESS          proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
The Board's Investments Committee has        to ensure that they are negotiated in a      not limited to changes to the Fund's
established three Sub-Committees that are    manner that is at arms' length and           performance, advisory fees, expense
responsible for overseeing the management    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
of a number of the series portfolios of      Officer must either supervise a
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an    I. Investment Advisory Agreement
structure permits the Trustees to focus on   independent written evaluation. The Senior
the performance of the AIM Funds that have   Officer has recommended that an                 A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    independent written evaluation be provided         Services Provided by Invesco Aim
meet throughout the year to review the       and, at the direction of the Board, has
performance of their assigned funds, and     prepared an independent written              The Board reviewed the advisory services
the Sub-Committees review monthly and        evaluation.                                  provided to the Fund by Invesco Aim under
quarterly comparative performance                                                         the Fund's investment advisory agreement,
information and periodic asset flow data        During the annual contract renewal        the performance of Invesco Aim in
for their assigned funds. These materials    process, the Board considered the factors    providing these services, and the
are prepared under the direction and         discussed below under the heading "Factors   credentials and experience of the officers
supervision of the independent Senior        and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
Officer. Over the course of each year, the   Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Sub-Committees meet with portfolio           fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
managers for their assigned funds and        investment advisory agreement and            these services included the Board's
other members of management and review       sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
with these individuals the performance,      renewal meetings and at their meetings       and product review process, various back
investment objective(s), policies,           throughout the year as part of their         office support functions provided by
strategies and limitations of these funds.   ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
   In addition to their meetings             sub-advisory agreements were considered      trading operations. The Board concluded
throughout the year, the Sub-Committees      separately, although the Board also          that the nature, extent and quality of the
meet at designated contract renewal          considered the common interests of all of    advisory services provided to the Fund by
meetings each year to conduct an in-depth    the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
review of the performance, fees and          Board considered all of the information      Invesco Aim currently is providing
expenses of                                  provided to them and did not identify any    satisfactory advisory services in
                                             particular factor that was controlling.      accordance with the terms of the Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year


17   AIM TAX-EXEMPT CASH FUND                                                                                              continued

with the Fund's portfolio manager or         monitor more closely the performance of      advisory fee structures of comparable
managers, the Board concluded that these     the Fund. Although the independent written   funds, it was reasonable to structure the
individuals are competent and able to        evaluation of the Fund's Senior Officer      advisory fee without breakpoints. Based on
continue to carry out their                  only considered Fund performance through     this review, the Board concluded that it
responsibilities under the Fund's            the most recent calendar year, the Board     was not necessary to add breakpoints to
investment advisory agreement.               also reviewed more recent Fund performance   the Fund's advisory fee schedule. Based on
                                             and this review did not change their         this information, the Board concluded
   In determining whether to continue the    conclusions.                                 that, absent breakpoints, the Fund's
Fund's investment advisory agreement, the                                                 contractual advisory fees remain constant
Board considered the prior relationship         C. Advisory Fees and Fee Waivers          and do not reflect economies of scale. The
between Invesco Aim and the Fund, as well                                                 Board also noted that the Fund shares
as the Board's knowledge of Invesco Aim's    The Board compared the Fund's contractual    directly in economies of scale through
operations, and concluded that it was        advisory fee rate to the contractual         lower fees charged by third party service
beneficial to maintain the current           advisory fee rates of funds in the Fund's    providers based on the combined size of
relationship, in part, because of such       Lipper expense group that are not managed    all of the AIM Funds and affiliates.
knowledge. The Board also considered the     by Invesco Aim, at a common asset level
steps that Invesco Aim and its affiliates    and as of the end of the past calendar          E. Profitability and Financial
have taken over the last several years to    year. The Board noted that the Fund's              Resources of Invesco Aim
improve the quality and efficiency of the    contractual advisory fee rate was below
services they provide to the AIM Funds in    the median contractual advisory fee rate     The Board reviewed information from
the areas of investment performance,         of funds in its expense group. The Board     Invesco Aim concerning the costs of the
product line diversification,                also reviewed the methodology used by        advisory and other services that Invesco
distribution, fund operations, shareholder   Lipper in determining contractual fee        Aim and its affiliates provide to the Fund
services and compliance. The Board           rates.                                       and the profitability of Invesco Aim and
concluded that the quality and efficiency                                                 its affiliates in providing these
of the services Invesco Aim and its             The Board also compared the Fund's        services. The Board also reviewed
affiliates provide to the AIM Funds in       effective fee rate (the advisory fee after   information concerning the financial
each of these areas have generally           any advisory fee waivers and before any      condition of Invesco Aim and its
improved, and support the Board's approval   expense limitations/ waivers) to the         affiliates. The Board also reviewed with
of the continuance of the Fund's             advisory fee rates of other clients of       Invesco Aim the methodology used to
investment advisory agreement.               Invesco Aim and its affiliates with          prepare the profitability information. The
                                             investment strategies comparable to those    Board considered the overall profitability
   B. Fund Performance                       of the Fund, including one mutual fund       of Invesco Aim, as well as the
                                             advised by Invesco Aim. The Board noted      profitability of Invesco Aim in connection
The Board compared the Fund's performance    that the Fund's rate was above the rate      with managing the Fund. The Board noted
during the past one, three and five          for the other mutual fund.                   that Invesco Aim continues to operate at a
calendar years to the performance of funds                                                net profit, although increased expenses in
in the Fund's performance group that are        The Board noted that Invesco Aim has      recent years have reduced the
not managed by Invesco Aim, and against      not proposed any advisory fee waivers or     profitability of Invesco Aim and its
the performance of all funds in the Lipper   expense limitations for the Fund. The        affiliates. The Board concluded that the
Tax-Exempt Money Market Funds Index. The     Board concluded that it was not necessary    Fund's fees were fair and reasonable, and
Board also reviewed the criteria used by     at this time to discuss with Invesco Aim     that the level of profits realized by
Invesco Aim to identify the funds in the     whether to implement any such waivers or     Invesco Aim and its affiliates from
Fund's performance group for inclusion in    expense limitations.                         providing services to the Fund was not
the Lipper reports. The Board noted that                                                  excessive in light of the nature, quality
the Fund's performance was in the fifth         After taking account of the Fund's        and extent of the services provided. The
quintile of its performance group for the    contractual advisory fee rate, as well as    Board considered whether Invesco Aim is
one, three and five year periods (the        the comparative advisory fee information     financially sound and has the resources
first quintile being the best performing     discussed above, the Board concluded that    necessary to perform its obligations under
funds and the fifth quintile being the       the Fund's advisory fees were fair and       the Fund's investment advisory agreement,
worst performing funds). The Board noted     reasonable.                                  and concluded that Invesco Aim has the
that the Fund's performance was below the                                                 financial resources necessary to fulfill
performance of the Index for the one,           D. Economies of Scale and Breakpoints     these obligations.
three and five year periods. The Board
also considered the steps Invesco Aim has    The Board considered the extent to which        F. Independent Written Evaluation of
taken over the last several years to         there are economies of scale in Invesco            the Fund's Senior Officer
improve the quality and efficiency of the    Aim's provision of advisory services to
services that Invesco Aim provides to the    the Fund. The Board also considered          The Board noted that, at their direction,
AIM Funds. The Board concluded that          whether the Fund benefits from such          the Senior Officer of the Fund, who is
Invesco Aim continues to be responsive to    economies of scale through contractual       independent of Invesco Aim and Invesco
the Board's focus on fund performance.       breakpoints in the Fund's advisory fee       Aim's affiliates, had prepared an
However, due to the Fund's                   schedule or through advisory fee waivers     independent written evaluation to assist
underperformance, the Board also concluded   or expense limitations. The Board noted      the Board in determining the
that it would be appropriate for the Board   that the Fund's contractual advisory fee     reasonableness of the proposed management
to continue to                               schedule does not include any breakpoints.   fees of the AIM Funds, including the Fund.
                                             The Board considered whether it would be     The Board noted that they had relied upon
                                             appropriate to add advisory fee              the Senior Officer's written evaluation
                                             breakpoints for the Fund or whether, due
                                             to the nature of the Fund and the


18   AIM TAX-EXEMPT CASH FUND                                                                                              continued

instead of a competitive bidding process.    The Board noted that Invesco Aim will        Fund.
In determining whether to continue the       receive advisory fees from these
Fund's investment advisory agreement, the    affiliated money market funds attributable      B. Fund Performance
Board considered the Senior Officer's        to such investments, although Invesco Aim
written evaluation.                          has contractually agreed to waive through    The Board did not view Fund performance as
                                             at least June 30, 2009, the advisory fees    a relevant factor in considering whether
   G. Collateral Benefits to Invesco Aim     payable by the Fund in an amount equal to    to approve the sub-advisory agreements for
      and its Affiliates                     100% of the net advisory fees Invesco Aim    the Fund, as no Affiliated Sub-Adviser
                                             receives from the affiliated money market    served as a sub-adviser to the Fund prior
The Board considered various other           funds with respect to the Fund's             to May 1, 2008.
benefits received by Invesco Aim and its     investment of uninvested cash, but not
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the       C. Sub-Advisory Fees
relationship with the Fund, including the    contractual nature of this fee waiver and
fees received by Invesco Aim and its         noted that it remains in effect until at     The Board considered the services to be
affiliates for their provision of            least June 30, 2009. The Board concluded     provided by the Affiliated Sub-Advisers
administrative, transfer agency and          that the Fund's investment of uninvested     pursuant to the sub-advisory agreements
distribution services to the Fund. The       cash and cash collateral from any            and the services to be provided by Invesco
Board considered the performance of          securities lending arrangements in the       Aim pursuant to the Fund's investment
Invesco Aim and its affiliates in            affiliated money market funds is in the      advisory agreement, as well as the
providing these services and the             best interests of the Fund and its           allocation of fees between Invesco Aim and
organizational structure employed by         shareholders.                                the Affiliated Sub-Advisers pursuant to
Invesco Aim and its affiliates to provide                                                 the sub-advisory agreements. The Board
these services. The Board also considered    II. Sub-Advisory Agreements                  noted that the sub-advisory fees have no
that these services are provided to the                                                   direct effect on the Fund or its
Fund pursuant to written contracts which        A. Nature, Extent and Quality of          shareholders, as they are paid by Invesco
are reviewed and approved on an annual             Services Provided by Affiliated        Aim to the Affiliated Sub-Advisers, and
basis by the Board. The Board concluded            Sub-Advisors                           that Invesco Aim and the Affiliated
that Invesco Aim and its affiliates were                                                  Sub-Advisers are affiliates. After taking
providing these services in a satisfactory   The Board reviewed the services to be        account of the Fund's contractual
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco    sub-advisory fee rate, as well as other
their contracts, and were qualified to       Asset Management Deutschland, GmbH,          relevant factors, the Board concluded that
continue to provide these services to the    Invesco Asset Management Limited, Invesco    the Fund's sub-advisory fees were fair and
Fund.                                        Asset Management (Japan) Limited, Invesco    reasonable.
                                             Australia Limited, Invesco Global Asset
   The Board considered the benefits         Management (N.A.), Inc., Invesco Hong Kong      D. Financial Resources of the
realized by Invesco Aim as a result of       Limited, Invesco Institutional (N.A.),             Affiliated Sub-Advisers
portfolio brokerage transactions executed    Inc. and Invesco Senior Secured
through "soft dollar" arrangements. Under    Management, Inc. (collectively, the          The Board considered whether each
these arrangements, portfolio brokerage      "Affiliated Sub-Advisers") under the         Affiliated Sub-Adviser is financially
commissions paid by the Fund and/or other    sub-advisory agreements and the              sound and has the resources necessary to
funds advised by Invesco Aim are used to     credentials and experience of the officers   perform its obligations under its
pay for research and execution services.     and employees of the Affiliated              respective sub-advisory agreement, and
The Board noted that soft dollar             Sub-Advisers who will provide these          concluded that each Affiliated Sub-Adviser
arrangements shift the payment obligation    services. The Board concluded that the       has the financial resources necessary to
for the research and execution services      nature, extent and quality of the services   fulfill these obligations.
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that are
arrangements may be used by Invesco Aim in   geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund               in part for the purpose of researching and
shareholders. The Board concluded that       compiling information and making
Invesco Aim's soft dollar arrangements       recommendations on the markets and
were appropriate. The Board also concluded   economies of various countries and
that, based on their review and              securities of companies located in such
representations made by Invesco Aim, these   countries or on various types of
arrangements were consistent with            investments and investment techniques, and
regulatory requirements.                     providing investment advisory services.
                                             The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
from any securities lending arrangements     utilize the additional resources and
may be invested in money market funds        talent of the Affiliated Sub-Advisers in
advised by Invesco Aim pursuant to           managing the
procedures approved by the Board.


19   AIM TAX-EXEMPT CASH FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents
   trees used to produce paper.                                      will be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's returns.        computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      -- SERVICE MARK --
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                    invescoaim.com   TEC-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]
-- SERVICE MARK --

                          AIM TAX-FREE INTERMEDIATE FUND
                          Semiannual Report to Shareholders o September 30, 2008

                               [MOUNTAIN GRAPHIC]

2  Letter to Shareholders
3  Fund Performance
4  Schedule of Investments
12 Financial Statements
14 Notes to Financial Statements
18 Financial Highlights
20 Fund Expenses
21 Approval of Investment Advisory Agreement

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                         Dear Fellow Shareholders:
                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us
      [CROCKETT          again that markets are cyclical and the correction of excess is often painful, at least in the short term.
        PHOTO]           Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance,
    Bruce Crockett       contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


2   AIM TAX-FREE INTERMEDIATE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/08 to 9/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Class A Shares                                                                   -0.60%
Class A3 Shares                                                                  -0.73
Barclays Capital Municipal Bond Index#* (Broad Market Index)                     -2.59
Merrill Lynch 3-7 Year Municipal Index# (Style-Specific Index)                   -0.24
Lipper Intermediate Municipal Debt Funds Index# (Peer Group Index)               -2.11

#    Lipper Inc.

*    Effective 11/3/08, the Lehman Brothers indexes were rebranded as Barclays Capital indexes

The BARCLAYS CAPITAL MUNICIPAL BOND INDEX covers municipal bonds with a minimum credit rating of Baa, an outstanding par value of at least $5 million and issued as a part of a transaction of at least $50 million USD. The bonds must have been issued after
December 31, 1990, and have a remaining maturity of at least one year.

   The MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX is a domestic bond index that holds municipal bonds with maturities that range between three and seven years.

   The LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Intermediate Municipal Debt Funds category. These funds invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================   GUARANTEE COMPARABLE FUTURE RESULTS;         END SALES CHARGE OR CDSC; THEREFORE,
AVERAGE ANNUAL TOTAL RETURNS                 CURRENT PERFORMANCE MAY BE LOWER OR          PERFORMANCE QUOTED IS AT NET ASSET
As of 9/30/08, including maximum             HIGHER. PLEASE VISIT INVESCOAIM.COM FOR      VALUE.
applicable sales                             THE MOST RECENT MONTH-END PERFORMANCE.
                                             PERFORMANCE FIGURES REFLECT REINVESTED          THE PERFORMANCE OF THE FUND'S SHARE
charges                                      DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    CLASSES WILL DIFFER PRIMARILY DUE TO
                                             AND THE EFFECT OF THE MAXIMUM APPLICABLE     DIFFERENT SALES CHARGE STRUCTURES AND
CLASS A SHARES                               SALES CHARGE UNLESS OTHERWISE STATED.        CLASS EXPENSES.
Inception (5/11/87)                  5.13%   PERFORMANCE FIGURES DO NOT REFLECT
10 Years                             3.60    DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY      HAD THE ADVISOR NOT WAIVED FEES AND/
 5 Years                             1.92    ON FUND DISTRIBUTIONS OR SALE OF FUND        OR REIMBURSED EXPENSES ON CLASS A
 1 Year                              1.00    SHARES. INVESTMENT RETURN AND PRINCIPAL      SHARES IN THE PAST, PERFORMANCE WOULD
                                             VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    HAVE BEEN LOWER.
CLASS A3 SHARES                              A GAIN OR LOSS WHEN YOU SELL SHARES.
10 Years                             3.36%
 5 Years                             1.82       THE TOTAL ANNUAL FUND OPERATING EXPENSE
 1 Year                              1.77    RATIO SET FORTH IN THE MOST RECENT FUND
==========================================   PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A AND CLASS A3 SHARES WAS 0.48%
                                             AND 0.73%, RESPECTIVELY. THE EXPENSE
THE INCEPTION DATE OF CLASS A3 SHARES IS     RATIOS PRESENTED ABOVE MAY VARY FROM THE
OCTOBER 31, 2002. RETURNS SINCE THAT DATE    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    OF THIS REPORT THAT ARE BASED ON EXPENSES
ARE THE BLENDED RETURNS OF THE HISTORICAL    INCURRED DURING THE PERIOD COVERED BY THIS
PERFORMANCE OF THE FUND'S CLASS A3 SHARES    REPORT.
SINCE THEIR INCEPTION AND THE RESTATED
HISTORICAL PERFORMANCE OF THE FUND'S CLASS      CLASS A SHARE PERFORMANCE REFLECTS THE
A SHARES (FOR PERIODS PRIOR TO THE           MAXIMUM 1.00% SALES CHARGE. CLASS A3
INCEPTION OF CLASS A3 SHARES) AT NET ASSET   SHARES DO NOT HAVE A FRONT-
VALUE, ADJUSTED TO REFLECT THE RULE 12B-1
FEES APPLICABLE TO CLASS A3 SHARES. CLASS
A SHARES INCEPTION DATE IS MAY 11, 1987.

  THE PERFORMANCE DATA QUOTED
REPRESENTPAST PERFORMANCE AND CANNOT


3    AIM TAX-FREE INTERMEDIATE FUND

PORTFOLIO COMPOSITION

By credit quality, based on Net Assets
as of September 30, 2008



-------------------------------------------------------------------------
AAA                                                                  44.1%
-------------------------------------------------------------------------
AA                                                                   25.4
-------------------------------------------------------------------------
A                                                                    21.8
-------------------------------------------------------------------------
BBB                                                                   8.7
_________________________________________________________________________
=========================================================================



SCHEDULE OF INVESTMENTS

September 30, 2008
(Unaudited)



                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-95.04%

ALABAMA-1.69%

  Birmingham (City of); Series 2001 B, Ref.
     Unlimited Tax GO Wts. (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.25%    07/01/10     $1,950   $  2,038,862
--------------------------------------------------------------------------------------------------
  Jefferson (County of); Series 2000, School RB
     Wts. (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.05%    02/15/09      1,000        998,070
--------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Alabama Power Co.); Series 2007 C, Pollution
     Control IDR(b)(c)                                 5.00%    03/19/15      2,100      2,087,379
==================================================================================================
                                                                                         5,124,311
==================================================================================================

ARIZONA-3.40%

  Nanotechnology Research LLC (Arizona State
     University Project); Series 2004 A, VRD RB
     (INS-MBIA Insurance Corp.)(a)(d)(e)              10.00%    03/01/34      6,000      6,000,000
--------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2001, Ref. Wastewater System Jr. Lien
     RB (INS-Financial Guaranty Insurance
     Co.)(a)(b)                                        5.25%    07/01/11      3,000      3,173,970
--------------------------------------------------------------------------------------------------
  Pima (County of) Unified School District No. 1
     (Tucson School Improvement Project); Series
     2004 D, Unlimited Tax GO (INS-Financial
     Security Assurance Inc.)(a)(b)                    4.25%    07/01/22        500        446,535
--------------------------------------------------------------------------------------------------
  Yuma (City of) Municipal Property Corp.; Series
     2007 D, Municipal Facilities RB (INS-XL
     Capital Assurance Inc.)(a)(b)                     5.00%    07/01/24        750        699,548
==================================================================================================
                                                                                        10,320,053
==================================================================================================

ARKANSAS-0.92%

  Bentonville (City of); Series 2007, Sales & Use
     Tax RB (INS-Ambac Assurance Corp.)(a)(b)          4.38%    11/01/25      1,000        886,050
--------------------------------------------------------------------------------------------------
  Independence (County of) (Entergy Mississippi,
     Inc.); Series 1999, Pollution Control RB
     (INS-Ambac Assurance Corp.)(a)(b)                 4.90%    07/01/22      1,000        886,170
--------------------------------------------------------------------------------------------------
  Little Rock (City of) School District; Series
     2001 C, Limited Tax GO (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.00%    02/01/10      1,000      1,025,140
==================================================================================================
                                                                                         2,797,360
==================================================================================================

CALIFORNIA-3.48%

  California Statewide Communities Development
     Authority (Enloe Medical Center);
     Series 2008 A, RB (INS-Cal-Mortgage)(a)(b)        5.00%    08/15/17        385        388,546
--------------------------------------------------------------------------------------------------
     Series 2008 A, RB (INS-Cal-Mortgage)(a)(b)        5.25%    08/15/19        325        324,977
--------------------------------------------------------------------------------------------------
  California Statewide Communities Development
     Authority (Henry Mayo Newhall Memorial)
     Series 2007 B, RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.05%    10/01/28      1,500      1,317,270
--------------------------------------------------------------------------------------------------
  California Statewide Communities Development
     Authority; Series 2006 A, Ref. Pollution
     Control RB (INS-XL Capital Assurance
     Inc.)(a)(b)(c)                                    4.10%    04/01/13      1,000        966,960
--------------------------------------------------------------------------------------------------
  Los Angeles (City of) Department of Airports
     (Los Angeles International Airport); Series
     2008 C, RB(b)                                     5.00%    05/15/28      1,000        910,450
--------------------------------------------------------------------------------------------------
  Madera (City of) Irrigation District; Series
     2008, Ref. RB(b)                                  5.00%    01/01/23      1,250      1,125,700
--------------------------------------------------------------------------------------------------
  Monrovia (City of) Financing Authority
     (Library); Series 2007, Lease RB (INS-Ambac
     Assurance Corp.)(a)(b)                            4.63%    12/01/32      1,000        828,690
--------------------------------------------------------------------------------------------------
  Rancho Mirage (City of) Joint Powers Financing
     Authority (Eisenhower Medical Center); Series
     2007 A, RB(b)                                     5.00%    07/01/21      1,000        952,300
--------------------------------------------------------------------------------------------------
  Redlands (City of) Unified School District;
     Series 2008, Unlimited Tax GO (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.00%    07/01/25      1,000        952,520
--------------------------------------------------------------------------------------------------
  Santa Ana (City of) (Local Street Improvement
     Project); Series 2007, Gas Tax Revenue COP
     (INS-MBIA Insurance Corp.)(a)(b)                  4.38%    01/01/24      1,000        835,100
--------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TAX-FREE INTERMEDIATE FUND

                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

  West Contra Costa Unified School District;
     Series 2005 B, Unlimited Tax GO(b)                6.00%    08/01/27     $1,000   $    971,380
--------------------------------------------------------------------------------------------------
  West Sacramento (City of) Area Flood Control
     Agency; Series 2008, Special Assessment RB(b)     5.13%    09/01/23      1,075        981,249
==================================================================================================
                                                                                        10,555,142
==================================================================================================

COLORADO-2.03%

  Aurora (City of) (The Children's Hospital);
     Series 2004 D, RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.00%    12/01/20      1,000        996,330
--------------------------------------------------------------------------------------------------
  Northwest Parkway Public Highway Authority; Sr.
     Series 2001 A, RB(b)(f)                           5.00%    06/15/11      1,000      1,050,660
--------------------------------------------------------------------------------------------------
  Public Authority for Colorado Energy;
     Series 2008, Natural Gas RB(b)                    6.13%    11/15/23      1,000        886,760
--------------------------------------------------------------------------------------------------
     Series 2008, Natural Gas RB(b)                    6.25%    11/15/28      2,000      1,735,220
--------------------------------------------------------------------------------------------------
  University of Colorado Hospital Authority;
     Series 1997 A, Ref. RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.25%    11/15/22      1,470      1,475,086
==================================================================================================
                                                                                         6,144,056
==================================================================================================

CONNECTICUT-0.63%

  Connecticut (State of) Resources Recovery
     Authority (Bridgeport Resco Co. L.P.); Series
     1999, Ref. RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.13%    01/01/09      1,000      1,003,530
--------------------------------------------------------------------------------------------------
  New Haven (City of) Solid Waste Authority;
     Series 2008, RB(b)                                5.13%    06/01/23      1,000        920,370
==================================================================================================
                                                                                         1,923,900
==================================================================================================

DISTRICT OF COLUMBIA-1.35%

  District of Columbia (Georgetown University);
     Series 2001 C, RB(b)(c)                           5.25%    04/01/23      2,000      1,783,540
--------------------------------------------------------------------------------------------------
  District of Columbia;
     Series 1993 B-1, Ref. Unlimited Tax GO (INS-
     Ambac Assurance Corp.)(a)(b)                      5.50%    06/01/09      1,250      1,274,550
--------------------------------------------------------------------------------------------------
     Series 1999 B, Ref. Unlimited Tax GO
     (INS-Financial Security Assurance Inc.)(a)(b)     5.50%    06/01/10      1,000      1,046,310
==================================================================================================
                                                                                         4,104,400
==================================================================================================

FLORIDA-1.80%

  Citizens Property Insurance Corp.; Series 2008
     A-1, Sr. Sec. High Risk RB(b)                     5.00%    06/01/11      1,000      1,015,860
--------------------------------------------------------------------------------------------------
  Florida (State of) Board of Education; Series
     2000 B, Lottery RB (INS-Financial Guaranty
     Insurance Co.)(a)(b)                              5.75%    07/01/10      1,000      1,043,740
--------------------------------------------------------------------------------------------------
  Florida Hurricane Catastrophe Fund; Series 2008
     A, RB(b)                                          5.00%    07/01/13      1,000      1,013,830
--------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Electric); Series 2007 B,
     Pollution Control IDR(b)(c)                       5.15%    09/01/13        500        484,125
--------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Health Facilities
     Authority (The Children's Hospital); Series
     1994, RB (INS-MBIA Insurance Corp.)(a)(b)(c)      4.55%    08/01/13        250        244,898
--------------------------------------------------------------------------------------------------
  Port St. Lucie (City of); Series 2008, Ref.
     Master Lease/Municipal Complex COP
     (INS-Assured Guaranty Corp.)(a)(b)                6.25%    09/01/27        500        503,635
--------------------------------------------------------------------------------------------------
  Village Center Community Development District;
     Series 1998 A, Ref. Recreational RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.50%    11/01/10      1,105      1,155,211
==================================================================================================
                                                                                         5,461,299
==================================================================================================

GEORGIA-4.21%

  Burke (County of) Development Authority (Georgia
     Power Co.); Series 1995, Pollution Control
     RB(b)(c)                                          3.75%    10/01/12      4,000      3,946,480
--------------------------------------------------------------------------------------------------
  Dalton (City of); Series 1999, Combined
     Utilities RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.75%    01/01/10      1,015      1,052,717
--------------------------------------------------------------------------------------------------
  Georgia (State of);
     Series 1992 B, Unlimited Tax GO(b)                6.30%    03/01/09      1,425      1,448,612
--------------------------------------------------------------------------------------------------
     Series 1992 B, Unlimited Tax GO(b)                6.30%    03/01/10      1,000      1,053,480
--------------------------------------------------------------------------------------------------
  Glynn-Brunswick Memorial Hospital Authority;
     Series 2008 A, RAC(b)                             5.00%    08/01/20      1,000        930,470
--------------------------------------------------------------------------------------------------
     Series 2008 A, RAC(b)                             5.25%    08/01/23      1,000        916,380
--------------------------------------------------------------------------------------------------
  South Regional Joint Development Authority
     (Valdosta State University);
     Series 2007, Parking & Health RB (INS-XL
     Capital Assurance Inc.)(a)(b)                     5.00%    08/01/20      1,385      1,382,452
--------------------------------------------------------------------------------------------------
     Series 2007, Parking & Health RB (INS-XL
     Capital Assurance Inc.)(a)(b)                     5.00%    08/01/21      1,490      1,460,886
--------------------------------------------------------------------------------------------------
     Series 2007, Parking & Health RB (INS-XL
     Capital Assurance Inc.)(a)(b)                     5.00%    08/01/22        605        582,990
==================================================================================================
                                                                                        12,774,467
==================================================================================================



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TAX-FREE INTERMEDIATE FUND

                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------
HAWAII-0.34%

  Hawaii (State of); Series 1993 CA, Unlimited Tax
     GO (INS-MBIA Insurance Corp.)(a)(b)               5.75%    01/01/10     $1,000   $  1,037,660
==================================================================================================

IDAHO-1.25%

  Caldwell (City of) Urban Renewal Agency; Series
     2008, Tax Allocation RB(b)                        4.00%    09/01/19      1,205      1,083,837
--------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association;
     Series 2008 D, Class III, Single Family
     Mortgage RB (INS-Financial Security Assurance
     Inc.)(b)                                          5.35%    01/01/29      1,000        959,460
--------------------------------------------------------------------------------------------------
  University of Idaho; Series 2007 B, RB
     (INS-Financial Security Assurance
     Inc.)(a)(b)(c)                                    4.50%    04/01/18      1,750      1,734,005
==================================================================================================
                                                                                         3,777,302
==================================================================================================

ILLINOIS-5.45%

  Chicago (City of) (Central Loop Redevelopment);
     Sub. Series 2000 A, Tax Increment Allocation
     RB (INS-ACA Financial Guaranty Corp.)(a)(b)       6.50%    12/01/08      8,000      8,025,920
--------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Children's Memorial Hospital); Series 2008
     A, RB (INS-Assured Guaranty Ltd.)(a)(b)           5.25%    08/15/33      1,000        909,440
--------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Resurrection Health Care); Series 1999 A, RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.00%    05/15/17      2,000      2,011,020
--------------------------------------------------------------------------------------------------
  Illinois (State of); First Series 2001, Ref.
     Unlimited Tax GO (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.25%    10/01/11      1,790      1,899,244
--------------------------------------------------------------------------------------------------
  Kendall-Grundy, Kane & Will (Counties of) High
     School District No. 18; Series 2007 A, Ref.
     Unlimited Tax GO (INS-Financial Guaranty
     Insurance Co.)(a)(b)                              4.38%    10/01/21      1,000        913,640
--------------------------------------------------------------------------------------------------
  Madison & Saint Clair (Counties of) School
     District No. 10 (Collinsville School
     Building); Series 2001, Unlimited Tax GO
     (INS-Financial Guaranty Insurance Co.)(a)(b)      5.00%    02/01/11      1,150      1,187,927
--------------------------------------------------------------------------------------------------
  McHenry (County of) Community School District
     No. 47 (Crystal Lake); Series 1999, Unlimited
     Tax GO (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.13%    02/01/10        610        614,898
--------------------------------------------------------------------------------------------------
  Northern Municipal Power Agency (Prairie St.
     Power Project); Series 2007 A, RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.00%    01/01/19      1,000        983,410
==================================================================================================
                                                                                        16,545,499
==================================================================================================

INDIANA-1.24%

  Portage (City of) Redevelopment District; Series
     2008, Ref. Tax Increment Allocation RB
     (INS-CIFG Guaranty, Ltd.)(a)(b)                   5.00%    01/15/22      2,470      2,283,614
--------------------------------------------------------------------------------------------------
  Zionsville (City of) Community Schools Building
     Corp.; Series 2002, First Mortgage RB(b)(f)       5.00%    07/15/11      1,420      1,478,887
==================================================================================================
                                                                                         3,762,501
==================================================================================================

KANSAS-1.23%

  Johnson (County of) Water District No. 1; Series
     2001, Water RB(b)                                 5.00%    06/01/11      1,770      1,866,801
--------------------------------------------------------------------------------------------------
  Wyandotte (County of), School District No. 500;
     Series 2001, Unlimited Tax GO (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.50%    09/01/11      1,750      1,870,540
==================================================================================================
                                                                                         3,737,341
==================================================================================================

KENTUCKY-1.27%

  Christian (County of) (Jennie Stuart Medical
     Center); Series 2006, RB (INS-Assured
     Guaranty Corp.)(a)(b)                             5.25%    02/01/28      1,500      1,381,590
--------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Catholic Health Initiatives);
     Series 2004 D, RB(b)(c)                           3.50%    11/10/10      1,000        982,600
--------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Louisville Arena Project); Sub.
     Series 2008 A-1, RB (INS-Assured Guaranty
     Corp.)(a)(b)                                      5.75%    12/01/28        500        478,690
--------------------------------------------------------------------------------------------------
  Louisville & Jefferson (County of) Metropolitan
     Government (Jewish Hospital & St. Mary's
     Healthcare); Series 2008, RB(b)                   6.00%    02/01/22      1,000        995,370
==================================================================================================
                                                                                         3,838,250
==================================================================================================

LOUISIANA-1.97%

  Louisiana (State of) Energy & Power Authority;
     Series 2000, Ref. Power Project RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.75%    01/01/11      2,500      2,641,875
--------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Baton Rouge General Medical Center); Series
     2004, RB (INS-MBIA Insurance Corp.)(b)            5.00%    07/01/14      1,000      1,028,050
--------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Black & Gold Facilities Project);
     Series 2007 A, RB (INS-CIFG Guaranty,
     Ltd.)(a)(b)                                       5.00%    07/01/22        500        440,580
--------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Hurricane Recovery Program); Series 2007, RB
     (INS-Ambac Assurance Corp.)(a)(b)                 5.00%    06/01/18      1,000      1,016,810
--------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Nineteenth Judicial District Court); Series
     2007, RB (INS-Financial Guaranty Insurance
     Co.)(a)(b)                                        4.50%    06/01/21      1,000        859,940
==================================================================================================
                                                                                         5,987,255
==================================================================================================



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TAX-FREE INTERMEDIATE FUND

                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------
MARYLAND-1.95%

  Maryland (State of) Health & Higher Educational
     Facilities Authority (Lifebridge Health);
     Series 2008, RB(b)                                5.00%    07/01/18     $1,000   $  1,001,330
--------------------------------------------------------------------------------------------------
     Series 2008, RB (INS-Assured Guaranty
     Corp.)(a)(b)                                      5.00%    07/01/20      1,000      1,008,380
--------------------------------------------------------------------------------------------------
     Series 2008, RB (INS-Assured Guaranty
     Corp.)(a)(b)                                      5.00%    07/01/22      1,005        986,317
--------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Johns Hopkins
     Hospital);
     Series 2008, Health System RB(b)(c)               5.00%    05/15/13      1,000      1,023,100
--------------------------------------------------------------------------------------------------
     Series 2008, Health System RB(b)(c)               5.00%    05/15/15        500        507,285
--------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2008 F, Health System RB(b)                5.00%    07/01/17        500        498,210
--------------------------------------------------------------------------------------------------
     Series 2008 F, Health System RB(b)                4.50%    07/01/20        500        455,020
--------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Washington County
     Hospital); Series 2008, RB(b)                     5.00%    01/01/20        500        440,770
==================================================================================================
                                                                                         5,920,412
==================================================================================================

MASSACHUSETTS-2.54%

  Massachusetts (State of);
     Series 2000 A, Construction Loan Limited Tax
     GO(b)                                             5.75%    02/01/09      5,000      5,050,750
--------------------------------------------------------------------------------------------------
     Series 2001 D, Construction Loan Limited Tax
     GO(b)(c)(f)                                       5.25%    11/01/11      2,500      2,658,075
==================================================================================================
                                                                                         7,708,825
==================================================================================================

MICHIGAN-2.08%

  Hartland (City of) Consolidated School District;
     Series 2001, Ref. Unlimited Tax GO
     (CEP-Michigan School Bond Loan Fund)(b)           5.50%    05/01/11      1,000      1,062,570
--------------------------------------------------------------------------------------------------
  Kent (County of) (Kent County International
     Airport); Series 1999, Ref. Airport
     Facilities RB(b)                                  5.00%    01/01/25        500        480,075
--------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care); Series 2008, RB(b)         5.25%    05/15/18      1,100      1,075,591
--------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Detroit
     Edison Co.); Series 1995 CC, Ref. Limited
     Obligation RB (INS-Ambac Assurance
     Corp.)(a)(b)(c)                                   4.85%    09/01/11      1,800      1,867,158
--------------------------------------------------------------------------------------------------
  Taylor (City of); Series 2001, COP (INS-Ambac
     Assurance Corp.)(a)(b)                            5.00%    02/01/11        495        516,849
--------------------------------------------------------------------------------------------------
  Troy (City of) Downtown Development Authority;
     Series 2001, Ref. & Development Tax
     Allocation RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.00%    11/01/10      1,265      1,321,027
==================================================================================================
                                                                                         6,323,270
==================================================================================================

MINNESOTA-2.19%

  Minneapolis (City of) Fairview Health Services;
     Series 2005 B, Ref. VRD RB (INS-Ambac
     Assurance Corp.)(a)(d)(e)                        10.00%    11/15/29      4,000      4,000,000
--------------------------------------------------------------------------------------------------
  Western Minnesota Municipal Power Agency;
     Series 2001 A, Ref. RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.50%    01/01/10      1,245      1,280,209
--------------------------------------------------------------------------------------------------
     Series 2001 A, Ref. RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.50%    01/01/11      1,300      1,362,751
==================================================================================================
                                                                                         6,642,960
==================================================================================================

MISSISSIPPI-0.96%

  Mississippi (State of) Development Bank (Lowndes
     County Industrial Development Project);
     Series 2007, Special Obligation IDR
     (INS-Financial Security Assurance Inc.)(a)(b)     5.00%    07/01/19      1,160      1,182,133
--------------------------------------------------------------------------------------------------
  Rankin (County of) School District; Series 2001,
     Unlimited Tax GO (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.00%    10/01/11      1,625      1,717,414
==================================================================================================
                                                                                         2,899,547
==================================================================================================

MISSOURI-1.56%

  Cass (County of); Series 2007, Hospital RB(b)        5.00%    05/01/17        500        467,145
--------------------------------------------------------------------------------------------------
  Kansas City (City of); Series 2008 A, Ref.
     General Improvement Airport RB(b)                 4.00%    09/01/14      1,500      1,459,620
--------------------------------------------------------------------------------------------------
  Ladue School District; Series 2007, Ref. &
     Improvement Unlimited Tax GO(b)                   5.00%    03/01/25      1,250      1,223,925
--------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TAX-FREE INTERMEDIATE FUND

                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  Missouri (State of) Health & Educational
     Facilities Authority (Webster University);
     Series 2001, Educational Facilities RB
     (INS-MBIA Insurance Corp.)(a)(b)                  5.00%    04/01/11     $1,075   $  1,125,772
--------------------------------------------------------------------------------------------------
  Missouri (State of) Housing Development
     Commission; Series 2008 B2, Single Family
     Mortgage RB (CEP-GNMA/FNMA/FHLMC)(b)              5.10%    03/01/28        500        458,020
==================================================================================================
                                                                                         4,734,482
==================================================================================================

MONTANA-0.62%

  Montana (State of) Facility Finance Authority
     (Glendive Medical Center);
     Series 2008 A, Master Loan Program RB(b)          4.63%    07/01/18      1,010        995,527
--------------------------------------------------------------------------------------------------
     Series 2008 A, Master Loan Program RB(b)          4.75%    07/01/28      1,000        878,870
==================================================================================================
                                                                                         1,874,397
==================================================================================================

NEBRASKA-0.29%

  Nebraska (State of) Elementary & Secondary
     School Finance Authority (Boys Town Project);
     Series 2008, Educational Facilities RB(b)         4.75%    09/01/28      1,000        879,460
==================================================================================================

NEVADA-0.94%

  Nevada (State of); Series 1999 A, Capital
     Improvement & Cultural Affairs Limited Tax
     GO(b)                                             5.00%    02/01/10      1,500      1,526,115
--------------------------------------------------------------------------------------------------
  Reno (City of) (Washoe Medical Center); Series
     2005 A, RB (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.25%    06/01/17      1,300      1,339,117
==================================================================================================
                                                                                         2,865,232
==================================================================================================

NEW HAMPSHIRE-0.23%

  New Hampshire (State of) Housing Financing
     Authority;
     Series 2008 E, Single Family Mortgage RB(b)       5.05%    07/01/23        500        469,815
--------------------------------------------------------------------------------------------------
     Series 2008 E, Single Family Mortgage RB(b)       5.30%    07/01/28        250        231,980
==================================================================================================
                                                                                           701,795
==================================================================================================

NEW JERSEY-2.69%

  New Jersey (State of) Transportation Trust Fund
     Authority;
     Series 1999 A, Transportation System RB(b)(f)     5.50%    06/15/10      7,060      7,407,705
--------------------------------------------------------------------------------------------------
     Series 1999 A, Transportation System RB(b)        5.50%    06/15/10        720        750,924
==================================================================================================
                                                                                         8,158,629
==================================================================================================

NEW YORK-0.42%

  New York (State of) Dormitory Authority (Frances
     Schervier Obligated Group); Series 1997, RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.50%    07/01/10      1,205      1,263,744
==================================================================================================

NORTH CAROLINA-3.35%

  Charlotte-Mecklenburg Hospital Authority
     (Carolinas Healthcare);
     Series 2007 A, Ref. Health Care System RB(b)      5.00%    01/15/19      1,000      1,009,380
--------------------------------------------------------------------------------------------------
     Series 2008 A, Ref. Health Care System RB(b)      4.63%    01/15/26      1,000        886,030
--------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (East Carolina University); Series
     2006 B, Health Systems VRD RB (INS-Ambac
     Assurance Corp.)(a)(d)(e)                         9.00%    12/01/28      1,000      1,000,000
--------------------------------------------------------------------------------------------------
  North Carolina (State of); Series 1999 A, Public
     Improvements Unlimited Tax GO(b)(c)(f)            5.25%    03/01/09      5,000      5,085,650
--------------------------------------------------------------------------------------------------
  Oak Island (Town of) (Waste Water Project);
     Series 2008 A, Enterprise System RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.00%    06/01/20      1,065      1,052,891
--------------------------------------------------------------------------------------------------
     Series 2008 A, Enterprise System RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.00%    06/01/23      1,210      1,127,333
==================================================================================================
                                                                                        10,161,284
==================================================================================================

NORTH DAKOTA-0.57%

  Burleigh (County of), (Medcenter One, Inc.);
     Series 1999, Ref. Health Care RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.25%    05/01/09      1,695      1,717,916
==================================================================================================

OHIO-0.20%

  Buckeye (City of) Tobacco Settlement Financing
     Authority; Series 2007 A-2, Sr. Asset-Backed
     RB(b)                                             5.38%    06/01/24        680        595,150
==================================================================================================



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TAX-FREE INTERMEDIATE FUND

                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------
OKLAHOMA-4.10%

  Grand River Dam Authority; Series 1993, Ref. RB
     (INS-Ambac Assurance Corp.)(a)(b)                 5.50%    06/01/09     $2,000   $  2,039,020
--------------------------------------------------------------------------------------------------
  Mustang (City of) Improvement Authority; Series
     1999, Utility RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.25%    10/01/09        275        279,744
--------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Medical Research Foundation);
     Series 2008, RB(b)                                5.50%    07/01/29      1,250      1,127,275
--------------------------------------------------------------------------------------------------
  Payne (County of) Economic Development Authority
     (Oklahoma State University Foundation Phase
     III Student Housing, LLC Project); Series
     2002, Student Housing VRD RB (INS-Ambac
     Assurance Corp.)(a)(d)(e)                         8.25%    07/01/32      9,000      9,000,000
==================================================================================================
                                                                                        12,446,039
==================================================================================================

PENNSYLVANIA-0.51%

  Harrisburg (City of) Authority (Harrisburg
     University of Science); Series 2007 A,
     University RB(b)                                  5.40%    09/01/16        450        434,250
--------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority; Series 2008, Ref. RB(b)     4.38%    06/15/23      1,250      1,117,225
==================================================================================================
                                                                                         1,551,475
==================================================================================================

PUERTO RICO-0.33%

  Puerto Rico (Commonwealth of); Series 2003 C-7,
     Ref. Sub. Unlimited Tax GO (INS-MBIA
     Insurance Corp.)(a)(b)                            6.00%    07/01/27      1,000      1,006,490
==================================================================================================

RHODE ISLAND-0.61%

  Rhode Island (State of) Health & Educational
     Building Corp. (Public Schools Financing
     Program); Series 2007 B, RB (INS-Ambac
     Assurance Corp.)(a)(b)                            5.00%    05/15/21      1,000        976,190
--------------------------------------------------------------------------------------------------
  Woonsocket (City of); Series 2000, Unlimited Tax
     GO (INS-Financial Guaranty Insurance
     Co.)(a)(b)                                        5.25%    10/01/10        840        872,852
==================================================================================================
                                                                                         1,849,042
==================================================================================================

SOUTH CAROLINA-3.22%

  Piedmont Municipal Power Agency; Series 1993,
     Electric RB (INS-MBIA Insurance Corp.)(a)(b)      5.60%    01/01/09      1,000      1,004,380
--------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Palmetto Health
     Alliance); Series 2005 A, Ref. RB
     (INS-Financial Security Assurance Inc.)(a)(b)     4.00%    08/01/17      1,500      1,394,715
--------------------------------------------------------------------------------------------------
  South Carolina (State of) Public Service
     Authority; Series 1999 A, RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.50%    01/01/10      1,000      1,035,490
--------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank; Series 2004 A, RB (INS-
     Ambac Assurance Corp.)(a)(b)                      5.25%    10/01/22      1,390      1,360,365
--------------------------------------------------------------------------------------------------
  South Carolina (State of); Series 2001 B,
     Capital Improvements Unlimited Tax GO(b)          5.50%    04/01/11      1,000      1,064,120
--------------------------------------------------------------------------------------------------
  Spartanburg (County of) Regional Health Services
     District;
     Series 2003 A, RB (INS-Assured Guaranty
     Ltd.)(a)(b)                                       4.50%    04/15/27      1,735      1,470,499
--------------------------------------------------------------------------------------------------
     Series 2008 D, Ref. RB (INS-Assured Guaranty
     Ltd.)(a)(b)                                       5.25%    04/15/20      1,000      1,005,190
--------------------------------------------------------------------------------------------------
  Tobacco Settlement Revenue Management Authority;
     Series 2008, Ref. RB(b)                           5.00%    06/01/18      1,500      1,430,100
==================================================================================================
                                                                                         9,764,859
==================================================================================================

TENNESSEE-1.57%

  Jackson (City of) (Jackson-Madison County
     General Hospital Project); Series 2008, Ref.
     & Improvement RB(b)                               5.25%    04/01/23      1,000        920,960
--------------------------------------------------------------------------------------------------
  Sevier (County of) Public Building Authority;
     Series 1998 A-3 Class III, Local Government
     VRD RB (INS-Ambac Assurance Corp.)(a)(d)(e)       8.50%    06/01/19      2,800      2,800,000
--------------------------------------------------------------------------------------------------
  Shelby (County of) Health Educational & Housing
     Facilities Board (Methodist
     Healthcare-University Hospital); Series 2004
     B, RB (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.00%    09/01/17      1,000      1,034,850
==================================================================================================
                                                                                         4,755,810
==================================================================================================

TEXAS-18.55%

  Amarillo (City of) Health Facilities Corp.
     (Baptist St. Anthony's Hospital); Series
     1998, RB (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.50%    01/01/10      1,275      1,293,870
--------------------------------------------------------------------------------------------------
  Austin (City of); Series 2001, Limited Tax
     Certificates GO(b)                                5.00%    09/01/11      1,900      2,006,761
--------------------------------------------------------------------------------------------------
  Canadian River Municipal Water Authority; Series
     1999, Conjunctive Use Contract RB(b)(c)(f)        5.00%    02/15/09      1,000      1,009,580
--------------------------------------------------------------------------------------------------
  Dallas (County of) Utility & Reclamation
     District, Series 2005 A, Ref. Unlimited Tax
     GO (INS-Ambac Assurance Corp.)(a)(b)              5.00%    02/15/19      1,000        997,540
--------------------------------------------------------------------------------------------------
     Series 2005 A, Ref. Unlimited Tax GO (INS-
     Ambac Assurance Corp.)(a)(b)                      5.15%    02/15/21      3,000      2,930,130
--------------------------------------------------------------------------------------------------
  Garland (City of); Series 2001, Limited Tax
     Certificates GO (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.25%    02/15/11      2,435      2,562,594
--------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Baylor College of Medicine);
     Series 2008 D, Ref. RB(b)                         5.13%    11/15/23        750        659,768
--------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TAX-FREE INTERMEDIATE FUND

                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Harris (County of) Health Facilities Development
     Corp. (Memorial Hermann Hospital System
     Project); Series 1998, Hospital RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.50%    06/01/09     $2,500   $  2,546,450
--------------------------------------------------------------------------------------------------
  Houston (City of) Convention & Entertainment
     Facilities Department;
     Series 2001 A, Ref. Hotel Occupancy and
     Special Tax RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.50%    09/01/10      1,000      1,043,230
--------------------------------------------------------------------------------------------------
     Series 2001 A, Ref. Hotel Occupancy and
     Special Tax RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.50%    09/01/11      4,000      4,220,600
--------------------------------------------------------------------------------------------------
     Series 2001 B, Hotel Occupancy and Special
     Tax RB (INS-Ambac Assurance Corp.)(a)(b)          5.25%    09/01/10      1,000      1,038,620
--------------------------------------------------------------------------------------------------
     Series 2001 B, Hotel Occupancy and Special
     Tax RB (INS-Ambac Assurance Corp.)(a)(b)          5.25%    09/01/11      2,360      2,473,964
--------------------------------------------------------------------------------------------------
     Series 2001 B, Hotel Occupancy and Special
     Tax RB (INS-Ambac Assurance Corp.)(a)(b)          5.50%    09/01/11      2,460      2,595,669
--------------------------------------------------------------------------------------------------
  Katy (City of) Independent School District;
     Series 1999 A, Unlimited Tax GO (CEP-Texas
     Permanent School Fund)(b)                         5.20%    02/15/10      1,285      1,296,629
--------------------------------------------------------------------------------------------------
  Lake Worth (City of); Series 2008, Limited Tax
     Certificates GO (INS-Assured Guaranty
     Ltd.)(a)(b)                                       5.00%    10/01/27      1,230      1,169,201
--------------------------------------------------------------------------------------------------
  Lower Colorado River Authority;
     Series 1999 A, Ref. RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.88%    05/15/14      2,665      2,722,004
--------------------------------------------------------------------------------------------------
     Series 1999 B, Ref. RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    6.00%    05/15/10      1,460      1,499,289
--------------------------------------------------------------------------------------------------
  North Texas Municipal Water District; Series
     2001, Water System RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.00%    09/01/11      1,040      1,093,383
--------------------------------------------------------------------------------------------------
  North Texas Tollway Authority;
     Series 2008 E-3, Ref. First Tier System
     RB(b)(c)                                          5.75%    01/01/16      1,000      1,012,290
--------------------------------------------------------------------------------------------------
     Series 2008 G, Ref. First Tier System
     RB(b)(c)                                          5.00%    01/01/10      1,000      1,007,480
--------------------------------------------------------------------------------------------------
     Series 2008 H, Ref. First Tier RB(b)(c)           5.00%    01/01/13      3,150      3,136,676
--------------------------------------------------------------------------------------------------
  San Antonio (City of);
     Series 1994, Electric & Gas RB(b)                 5.00%    02/01/12      2,375      2,509,591
--------------------------------------------------------------------------------------------------
     Series 1998 A, Electric & Gas RB(b)(c)(f)         5.25%    02/01/09      2,960      3,017,098
--------------------------------------------------------------------------------------------------
     Series 1998 A, Electric & Gas RB(b)               5.25%    02/01/10      5,540      5,642,213
--------------------------------------------------------------------------------------------------
     Series 1998 A, Ref. Limited Tax GO(b)             5.00%    02/01/11      1,490      1,500,132
--------------------------------------------------------------------------------------------------
  Texas Tech University; 6th Series 1999,
     Financing System RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.25%    02/15/11      3,910      3,943,196
--------------------------------------------------------------------------------------------------
  Texas Woman's University; Series 2008, Revenue
     Financing System RB(b)                            5.13%    07/01/26      1,500      1,362,735
==================================================================================================
                                                                                        56,290,693
==================================================================================================

UTAH-0.52%

  Salt Lake Valley Fire Service Area; Series 2008,
     Lease RB(b)                                       5.00%    04/01/22        500        460,005
--------------------------------------------------------------------------------------------------
  Tooele (County of) School District; Series 2001,
     Unlimited Tax GO (CEP-Utah School Bond
     Guaranty)(b)                                      4.50%    06/01/11      1,075      1,118,430
==================================================================================================
                                                                                         1,578,435
==================================================================================================

VERMONT-0.31%

  Vermont (State of) Educational & Health
     Buildings Financing Agency (Fletcher Allen
     Heath Care); Series 2004 B, RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.00%    12/01/22      1,000        933,970
==================================================================================================

VIRGINIA-2.10%

  Norton (City of) Industrial Development
     Authority (Norton Community Hospital); Series
     2001, Ref. & Improvement Hospital IDR
     (INS-ACA Financial Guaranty Corp.)(a)(b)          5.13%    12/01/10      1,315      1,300,009
--------------------------------------------------------------------------------------------------
  Virginia (State of) Resources Authority (Clean
     Water) Series 2008, Sub. Short-Term Revolving
     RB(b)                                             5.00%    10/01/29      1,315      1,270,224
--------------------------------------------------------------------------------------------------
  Virginia Commonwealth University; Series 2005 B,
     Health Systems VRD RB (INS-Ambac Assurance
     Corp.)(a)(d)(e)                                   6.00%    07/01/30      3,800      3,800,000
==================================================================================================
                                                                                         6,370,233
==================================================================================================

WASHINGTON-7.97%

  Energy Northwest (Project #3);
     Series 2001 A, Ref. Electric RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.50%    07/01/10      1,000      1,049,800
--------------------------------------------------------------------------------------------------
     Series 2001 A, Ref. Electric RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.50%    07/01/11      7,500      7,996,200
--------------------------------------------------------------------------------------------------
  Marysville (City of) Water & Sewer; Series 2005,
     RB (INS-MBIA Insurance Corp.)(a)(b)               5.00%    04/01/26      1,000        919,840
--------------------------------------------------------------------------------------------------
  Seattle (City of); Series 2001, Ref. Municipal
     Light & Power Improvements RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.25%    03/01/11      3,000      3,145,080
--------------------------------------------------------------------------------------------------
  Snohomish (County of); Series 2001, Limited Tax
     GO(b)                                             5.25%    12/01/11      2,685      2,862,452
--------------------------------------------------------------------------------------------------
  Washington (State of) (Department of Ecology);
     Series 2001, Refunding COP (INS-Ambac
     Assurance Corp.)(a)(b)                            4.75%    04/01/11      5,310      5,433,829
--------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TAX-FREE INTERMEDIATE FUND

                                                                           PRINCIPAL
                                                    INTEREST    MATURITY     AMOUNT
                                                      RATE        DATE       (000)        VALUE
--------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Health Care Facilities
     Authority; Series 2008, RB (CEP-FHA)(b)           5.25%    08/01/23     $1,000   $    948,420
--------------------------------------------------------------------------------------------------
  Washington (State of); Series 2001 R-A, Ref.
     Unlimited Tax GO(b)                               5.00%    09/01/10      1,745      1,819,564
==================================================================================================
                                                                                        24,175,185
==================================================================================================

WEST VIRGINIA-0.36%

  West Virginia (State of) Hospital Finance
     Authority; Series 2003 D, Improvement RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.38%    06/01/28      1,200      1,104,864
==================================================================================================

WISCONSIN-1.73%

  Fond du Lac (City of) School District; Series
     2000, Ref. Unlimited Tax GO(b)(c)(f)              5.25%    04/01/10      1,000      1,038,300
--------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 1993 2, Ref. Unlimited Tax GO(b)           5.13%    11/01/11      2,000      2,119,180
--------------------------------------------------------------------------------------------------
     Series 1999 C, Unlimited Tax GO(b)                5.75%    05/01/10      2,000      2,094,820
==================================================================================================
                                                                                         5,252,300
==================================================================================================

WYOMING-0.31%

  Wyoming (State of) Municipal Power Agency;
     Series 2008 A, RB(b)                              5.38%    01/01/25      1,000        936,930
==================================================================================================
TOTAL INVESTMENTS(g)-95.04% (Cost $291,288,288)                                        288,354,224
==================================================================================================
OTHER ASSETS LESS LIABILITIES-4.96%                                                     15,052,151
==================================================================================================
NET ASSETS-100.00%                                                                    $303,406,375
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

CEP    - Credit Enhancement Provider
COP    - Certificates of Participation
FHLMC  - Federal Home Loan Mortgage Corp.
FHA    - Federal Housing Administration
FNMA   - Federal National Mortgage Association
GNMA   - Government National Mortgage Association
GO     - General Obligation Bonds
IDR    - Industrial Development Revenue Bonds
INS    - Insurer
Jr.    - Junior
LOC    - Letter of Credit
RAC    - Revenue Anticipation Certificates
RB     - Revenue Bonds
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
VRD    - Variable Rate Demand
Wts.   - Warrants


Notes to Schedule of Investments:

(a) Principal and/or interest payments are secured by the bond insurance company listed.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $261,754,224, which represented 86.27% of the Fund's Net Assets. See Note 1A.
(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.
(e)   Security is considered a cash equivalent.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g) This table, as of September 30, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Ambac Assurance Corp.                                                               20.55%
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                   16.74
-------------------------------------------------------------------------------------------
MBIA Insurance Corp.                                                                 8.65
___________________________________________________________________________________________
===========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM TAX-FREE INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $291,288,288)                           $288,354,224
--------------------------------------------------------------------------------
Cash                                                                      28,312
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    13,768,468
--------------------------------------------------------------------------------
  Fund shares sold                                                     1,321,273
--------------------------------------------------------------------------------
  Interest                                                             3,597,084
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         42,218
--------------------------------------------------------------------------------
Other assets                                                              47,472
================================================================================
     Total assets                                                    307,159,051
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                2,720,948
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 425,010
--------------------------------------------------------------------------------
  Dividends                                                              424,219
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              41,479
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        61,868
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        79,152
================================================================================
     Total liabilities                                                 3,752,676
================================================================================
Net assets applicable to shares outstanding                         $303,406,375
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $305,542,261
--------------------------------------------------------------------------------
Undistributed net investment income                                      757,434
--------------------------------------------------------------------------------
Undistributed net realized gain                                           40,744
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (2,934,064)
================================================================================
                                                                    $303,406,375
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $162,209,245
________________________________________________________________________________
================================================================================
Class A3                                                            $140,227,966
________________________________________________________________________________
================================================================================
Institutional Class                                                 $    969,164
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               15,563,788
________________________________________________________________________________
================================================================================
Class A3                                                              13,457,325
________________________________________________________________________________
================================================================================
Institutional Class                                                       93,132
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      10.42
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.42 divided by 99.00%)                  $      10.53
================================================================================
Class A3:
  Net asset value and offering price per share                      $      10.42
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      10.41
________________________________________________________________________________
================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM TAX-FREE INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                                                             $ 6,472,092
================================================================================================


EXPENSES:

Advisory fees                                                                            388,314
------------------------------------------------------------------------------------------------
Administrative services fees                                                              39,798
------------------------------------------------------------------------------------------------
Custodian fees                                                                             8,980
------------------------------------------------------------------------------------------------
Distribution Fees -- Class A3                                                            106,847
------------------------------------------------------------------------------------------------
Transfer agent fees -- A and A3                                                           41,813
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         467
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 10,931
------------------------------------------------------------------------------------------------
Other                                                                                     75,404
================================================================================================
     Total expenses                                                                      672,554
================================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                                 (819)
================================================================================================
  Net expenses                                                                           671,735
================================================================================================
Net investment income                                                                  5,800,357
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                      (81,042)
================================================================================================
Change in net unrealized appreciation (depreciation) of investment securities         (8,475,753)
================================================================================================
Net realized and unrealized gain (loss)                                               (8,556,795)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $(2,756,438)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM TAX-FREE INTERMEDIATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2008 and the year ended March 31, 2008 (Unaudited)



                                                                         SEPTEMBER 30,        MARCH 31,
                                                                              2008              2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  5,800,357      $  7,631,218
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     (81,042)          128,579
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (8,475,753)          295,814
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (2,756,438)        8,055,611
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                   (3,513,819)       (6,318,225)
--------------------------------------------------------------------------------------------------------
  Class A3                                                                  (1,613,248)       (1,343,377)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (19,659)          (34,682)
========================================================================================================
     Total distributions from net investment income                         (5,146,726)       (7,696,284)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                           --        (1,011,322)
--------------------------------------------------------------------------------------------------------
  Class A3                                                                          --          (228,067)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --            (3,784)
========================================================================================================
     Total distributions from net realized gains                                   --         (1,243,173)
========================================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                     (748,050)       22,498,645
--------------------------------------------------------------------------------------------------------
  Class A3                                                                 105,815,095           (98,673)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          116,559        (2,324,127)
========================================================================================================
     Net increase in net assets resulting from share transactions          105,183,604        20,075,845
========================================================================================================
     Net increase in net assets                                             97,280,440        19,191,999
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                      206,125,935       186,933,936
========================================================================================================
  End of period (includes undistributed net investment income of
     $757,434 and $103,803, respectively)                                 $303,406,375      $206,125,935
________________________________________________________________________________________________________
========================================================================================================




NOTES TO FINANCIAL STATEMENTS

September 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

  The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class A3 shares and Institutional Class shares are sold at net asset value.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-

14        AIM TAX-FREE INTERMEDIATE FUND
      term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.


15        AIM TAX-FREE INTERMEDIATE FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                        ANNUAL RATE
---------------------------------------------------------------------
First $500 million                                           0.30%
---------------------------------------------------------------------
Over $500 million up to and including $1 billion             0.25%
---------------------------------------------------------------------
Over $1 billion                                              0.20%
_____________________________________________________________________
=====================================================================




  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $235.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2008, IADI advised the Fund that IADI retained $619 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


16        AIM TAX-FREE INTERMEDIATE FUND

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $         --
--------------------------------------
Level 2                   288,354,224
--------------------------------------
Level 3                            --
======================================
                         $288,354,224
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2008, the Fund engaged in securities purchases of $39,846,472 and securities sales of $9,753,144, which resulted in net realized gains (losses) of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $584.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended September 30, 2008, the Fund paid legal fees of $2,726 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of March 31, 2008.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2008 was $82,657,743 and $13,869,784, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 3,754,478
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (6,688,542)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(2,934,064)
________________________________________________________________________________________________
================================================================================================
Investments have the same cost for tax and financial statement purposes.




17        AIM TAX-FREE INTERMEDIATE FUND

NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                SEPTEMBER 30, 2008(a)               MARCH 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,503,667     $ 16,067,715      6,548,626     $ 70,248,412
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                   12,060,151      128,638,091      1,506,817       16,135,522
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            27,897          296,812         81,238          870,244
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       121,730        1,292,220        322,507        3,450,087
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                      124,629        1,320,538        117,252        1,254,125
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             1,854           19,659          2,121           22,645
========================================================================================================================
Reacquired:
  Class A                                                    (1,697,997)     (18,107,985)    (4,764,421)     (51,199,854)
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                   (2,265,305)     (24,143,534)    (1,632,773)     (17,488,320)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (18,888)        (199,912)      (300,042)      (3,217,016)
========================================================================================================================
                                                              9,857,738     $105,183,604      1,881,325     $ 20,075,845
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


NOTE 11--FINANCIAL HIGHLIGHTS


                                                   NET GAINS
                       NET ASSET                    (LOSSES)                    DIVIDENDS
                         VALUE,       NET     ON SECURITIES (BOTH  TOTAL FROM   FROM NET    DISTRIBUTIONS
                       BEGINNING  INVESTMENT      REALIZED AND     INVESTMENT  INVESTMENT     FROM NET         TOTAL
                       OF PERIOD    INCOME        UNREALIZED)      OPERATIONS    INCOME    REALIZED GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08               $10.70      $0.24(c)        $(0.30)         $(0.06)     $(0.22)       $   --          $(0.22)
Year ended 03/31/08       10.76       0.45(c)          0.02            0.47       (0.45)        (0.08)          (0.53)
Year ended 03/31/07       10.92       0.46            (0.09)           0.37       (0.48)        (0.05)          (0.53)
Year ended 03/31/06       11.21       0.47            (0.26)           0.21       (0.50)           --           (0.50)
Year ended 03/31/05       11.69       0.49            (0.49)          (0.00)      (0.48)           --           (0.48)
Year ended 03/31/04       11.70       0.47(c)         (0.01)           0.46       (0.47)           --           (0.47)
------------------------------------------------------------------------------------------------------------------------
CLASS A3
Six months ended
  09/30/08                10.70       0.23(c)         (0.31)          (0.08)      (0.20)           --           (0.20)
Year ended 03/31/08       10.76       0.43(c)          0.02            0.45       (0.43)        (0.08)          (0.51)
Year ended 03/31/07       10.92       0.46            (0.12)           0.34       (0.45)        (0.05)          (0.50)
Year ended 03/31/06       11.21       0.42            (0.24)           0.18       (0.47)           --           (0.47)
Year ended 03/31/05       11.69       0.43            (0.47)          (0.04)      (0.44)           --           (0.44)
Year ended 03/31/04       11.70       0.43(c)         (0.01)           0.42       (0.43)           --           (0.43)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                10.69       0.24(c)         (0.31)          (0.07)      (0.21)           --           (0.21)
Year ended 03/31/08       10.75       0.45(c)          0.02            0.47       (0.45)        (0.08)          (0.53)
Year ended 03/31/07       10.92       0.46            (0.10)           0.36       (0.48)        (0.05)          (0.53)
Year ended 03/31/06       11.21       0.45            (0.24)           0.21       (0.50)           --           (0.50)
Year ended
  03/31/05(e)             11.40       0.32            (0.19)           0.13       (0.32)           --           (0.32)
________________________________________________________________________________________________________________________
========================================================================================================================

                                                              RATIO OF
                                                            EXPENSES TO       RATIO OF
                                                            AVERAGE NET      EXPENSES TO
                                                            ASSETS WITH  AVERAGE NET ASSETS  RATIO OF NET
                                               NET ASSETS,  FEE WAIVERS      WITHOUT FEE      INVESTMENT
                        NET ASSET                END OF        AND/OR          WAIVERS         INCOME TO
                       VALUE, END    TOTAL    PERIOD (000S    EXPENSES     AND/OR EXPENSES    AVERAGE NET   PORTFOLIO
                        OF PERIOD  RETURN(a)    OMITTED)      ABSORBED        ABSORBED          ASSETS     TURNOVER(b)
---------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  09/30/08               $10.42      (0.60)%    $162,209        0.44%(d)        0.44%(d)         4.56%(d)        6%
Year ended 03/31/08       10.70       4.50       167,381        0.48            0.48             4.18           19
Year ended 03/31/07       10.76       3.49       145,563        0.50            0.50             4.24           11
Year ended 03/31/06       10.92       1.87       194,526        0.46            0.46             4.16            9
Year ended 03/31/05       11.21      (0.01)      246,946        0.43            0.44             4.09            4
Year ended 03/31/04       11.69       4.04       390,903        0.42            0.42             3.98            6
---------------------------------------------------------------------------------------------------------------------------
CLASS A3
Six months ended
  09/30/08                10.42      (0.73)      140,228        0.69(d)         0.69(d)          4.31(d)         6
Year ended 03/31/08       10.70       4.24        37,865        0.73            0.73             3.93           19
Year ended 03/31/07       10.76       3.23        38,156        0.75            0.75             3.99           11
Year ended 03/31/06       10.92       1.57       128,946        0.73            0.73             3.89            9
Year ended 03/31/05       11.21      (0.37)       97,651        0.78            0.79             3.74            4
Year ended 03/31/04       11.69       3.67       101,312        0.77            0.77             3.63            6
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended
  09/30/08                10.41      (0.63)          969        0.50(d)         0.50(d)          4.50(d)         6
Year ended 03/31/08       10.69       4.46           879        0.53            0.53             4.13           19
Year ended 03/31/07       10.75       3.43         3,215        0.52            0.52             4.22           11
Year ended 03/31/06       10.92       1.91        46,992        0.41            0.41             4.21            9
Year ended
  03/31/05(e)             11.21       1.13        32,779        0.42(f)         0.43(f)          4.10(f)         4
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $171,936, $85,244, and $988 for Class A, Class A3 and Institutional Class shares, respectively.
(e)  Commencement date of July 30, 2004.
(f)  Annualized.


18        AIM TAX-FREE INTERMEDIATE FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


19        AIM TAX-FREE INTERMEDIATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $994.00        $2.20       $1,022.86       $2.23        0.44%
---------------------------------------------------------------------------------------------------
       A3            1,000.00        992.70         3.45        1,021.61        3.50        0.69
---------------------------------------------------------------------------------------------------



((1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
((2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


20        AIM TAX-FREE INTERMEDIATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (04/01/08)   (09/30/08)(1)   PERIOD(2)     (09/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
  Institutional     $1,000.00       $993.70        $2.50       $1,022.56       $2.54        0.50%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2008, through September 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.


AIM TAX-FREE INTERMEDIATE FUND

Supplement to Semiannual Report dated 9/30/08

AIM TAX-FREE INTERMEDIATE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 9/30/08                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     10 Years                             3.69%   reinvestment of distributions at NAV.
specific to their holdings. Institutional     5 Years                             2.10    Investment return and principal value will
Class shares are offered exclusively to       1 YEAR                              1.97    fluctuate so your shares, when redeemed,
institutional investors, including defined    6 Months*                          -0.63    may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    *    Cumulative total return that has not    information on comparative benchmarks.
                                                  been annualized                         Please consult your Fund prospectus for
                                             ==========================================   more information. For the most current
                                                                                          month-end performance, please call 800 451
                                             Institutional Class shares' inception date   4246 or visit invescoaim.com.
                                             is July 30, 2004. Returns since that date
                                             are historical returns. All other returns
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is May 11, 1987.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.53%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted,                                       [INVESCO AIM LOGO]
reproduced or shown to the public, nor used in written form as sales literature                                   -- SERVICE MARK --
for public use.

invescoaim.com   TFI-INS-2   Invesco Aim Distributors, Inc.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Tax- Exempt Funds is required under the      renewal process, the Trustees receive        from one another and attributed different
Investment Company Act of 1940 to approve    comparative performance and fee data         weight to the various factors. The
annually the renewal of the AIM Tax-Free     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Intermediate Fund's (the Fund) investment    independent company, Lipper, Inc.            arrangements and resulting advisory fees
advisory agreement with Invesco Aim          (Lipper), under the direction and            for the Fund and the other AIM Funds are
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of the Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year


21    AIM TAX-FREE INTERMEDIATE FUND                                                                                       continued

with the Fund's portfolio manager or         provides to the AIM Funds. The Board         the breakpoints. Based on this
managers, the Board concluded that these     concluded that Invesco Aim continues to be   information, the Board concluded that the
individuals are competent and able to        responsive to the Board's focus on fund      Fund's advisory fees would reflect
continue to carry out their                  performance. Although the independent        economies of scale at higher asset levels.
responsibilities under the Fund's            written evaluation of the Fund's Senior      The Board also noted that the Fund shares
investment advisory agreement.               Officer only considered Fund performance     directly in economies of scale through
                                             through the most recent calendar year, the   lower fees charged by third party service
   In determining whether to continue the    Board also reviewed more recent Fund         providers based on the combined size of
Fund's investment advisory agreement, the    performance and this review did not change   all of the AIM Funds and affiliates.
Board considered the prior relationship      their conclusions.
between Invesco Aim and the Fund, as well                                                    E. Profitability and Financial
as the Board's knowledge of Invesco Aim's       C. Advisory Fees and Fee Waivers                Resources of Invesco Aim
operations, and concluded that it was
beneficial to maintain the current           The Board compared the Fund's contractual    The Board reviewed information from
relationship, in part, because of such       advisory fee rate to the contractual         Invesco Aim concerning the costs of the
knowledge. The Board also considered the     advisory fee rates of funds in the Fund's    advisory and other services that Invesco
steps that Invesco Aim and its affiliates    Lipper expense group that are not managed    Aim and its affiliates provide to the Fund
have taken over the last several years to    by Invesco Aim, at a common asset level      and the profitability of Invesco Aim and
improve the quality and efficiency of the    and as of the end of the past calendar       its affiliates in providing these
services they provide to the AIM Funds in    year. The Board noted that the Fund's        services. The Board also reviewed
the areas of investment performance,         contractual advisory fee rate was below      information concerning the financial
product line diversification,                the median contractual advisory fee rate     condition of Invesco Aim and its
distribution, fund operations, shareholder   of funds in its expense group. The Board     affiliates. The Board also reviewed with
services and compliance. The Board           also reviewed the methodology used by        Invesco Aim the methodology used to
concluded that the quality and efficiency    Lipper in determining contractual fee        prepare the profitability information. The
of the services Invesco Aim and its          rates. The Board noted that Invesco Aim      Board considered the overall profitability
affiliates provide to the AIM Funds in       does not serve as an advisor to other        of Invesco Aim, as well as the
each of these areas have generally           mutual funds or other clients with           profitability of Invesco Aim in connection
improved, and support the Board's approval   investment strategies comparable to those    with managing the Fund. The Board noted
of the continuance of the Fund's             of the Fund.                                 that Invesco Aim continues to operate at a
investment advisory agreement.                                                            net profit, although increased expenses in
                                                The Board noted that Invesco Aim has      recent years have reduced the
   B. Fund Performance                       not proposed any advisory fee waivers or     profitability of Invesco Aim and its
                                             expense limitations for the Fund. The        affiliates. The Board concluded that the
The Board compared the Fund's performance    Board concluded that it was not necessary    Fund's fees were fair and reasonable, and
during the past one, three and five          at this time to discuss with Invesco Aim     that the level of profits realized by
calendar years to the performance of funds   whether to implement any such waivers or     Invesco Aim and its affiliates from
in the Fund's performance group that are     expense limitations because the Fund's       providing services to the Fund was not
not managed by Invesco Aim, and against      total expenses for most classes were was     excessive in light of the nature, quality
the performance of all funds in the Lipper   below the median total expenses of the       and extent of the services provided. The
Intermediate Municipal Debt Funds Index.     funds in the Fund's expense group that are   Board considered whether Invesco Aim is
The Board also reviewed the criteria used    not managed by Invesco Aim.                  financially sound and has the resources
by Invesco Aim to identify the funds in                                                   necessary to perform its obligations under
the Fund's performance group for inclusion      After taking account of the Fund's        the Fund's investment advisory agreement,
in the Lipper reports. The Board noted       contractual advisory fee rate, as well as    and concluded that Invesco Aim has the
that the Fund's performance was in the       the comparative advisory fee information     financial resources necessary to fulfill
first quintile of its performance group      discussed above, the Board concluded that    these obligations.
for the one year period, and in the fifth    the Fund's advisory fees were fair and
quintile for the three and five year         reasonable.                                     F. Independent Written Evaluation of
periods (the first quintile being the best                                                      the Fund's Senior Officer
performing funds and the fifth quintile         D. Economies of Scale and Breakpoints
being the worst performing funds). The                                                    The Board noted that, at their direction,
Board noted that the Fund's performance      The Board considered the extent to which     the Senior Officer of the Fund, who is
was above the performance of the Index for   there are economies of scale in Invesco      independent of Invesco Aim and Invesco
the one year period, and below the           Aim's provision of advisory services to      Aim's affiliates, had prepared an
performance of the Index for the three and   the Fund. The Board also considered          independent written evaluation to assist
five year periods. The Board noted that      whether the Fund benefits from such          the Board in determining the
Invesco Aim made changes to the Fund's       economies of scale through contractual       reasonableness of the proposed management
strategies in 2006 to address the Fund's     breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the Fund.
underperformance and will continue to        schedule or through advisory fee waivers     The Board noted that they had relied upon
monitor the Fund. The Board also             or expense limitations. The Board noted      the Senior Officer's written evaluation
considered the steps Invesco Aim has taken   that the Fund's contractual advisory fee     instead of a competitive bidding process.
over the last several years to improve the   schedule includes two breakpoints but        In determining whether to continue the
quality and efficiency of the services       that, due to the Fund's asset level at the   Fund's investment advisory agreement, the
that Invesco Aim                             end of the past calendar year and the way    Board considered the Senior Officer's
                                             in which the breakpoints have been           written evaluation.
                                             structured, the Fund has yet to benefit
                                             from


22    AIM TAX-FREE INTERMEDIATE FUND                                                                                       continued

   G. Collateral Benefits to Invesco Aim     to 100% of the net advisory fees Invesco        C. Sub-Advisory Fees
      and its Affiliates                     Aim receives from the affiliated money
                                             market funds with respect to the Fund's      The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least June 30, 2009. The Board concluded     advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered                                                 Sub-Advisers are affiliates. After taking
that these services are provided to the         A. Nature, Extent and Quality of          account of the Fund's contractual
Fund pursuant to written contracts which           Services Provided by Affiliated        sub-advisory fee rate, as well as other
are reviewed and approved on an annual             Sub-Advisors                           relevant factors, the Board concluded that
basis by the Board. The Board concluded                                                   the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     The Board reviewed the services to be        reasonable.
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,             D. Financial Resources of the
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Asset Management (Japan) Limited, Invesco
Fund.                                        Australia Limited, Invesco Global Asset      The Board considered whether each
                                             Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              perform its obligations under its
portfolio brokerage transactions executed    Management, Inc. (collectively, the          respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      sub-advisory agreements and the              has the financial resources necessary to
commissions paid by the Fund and/or other    credentials and experience of the officers   fulfill these obligations.
funds advised by Invesco Aim are used to     and employees of the Affiliated
pay for research and execution services.     Sub-Advisers who will provide these
The Board noted that soft dollar             services. The Board concluded that the
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
                                             agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
may be invested in money market funds        managing the Fund.
advised by Invesco Aim pursuant to
procedures approved by the Board. The           B. Fund Performance
Board noted that Invesco Aim will receive
advisory fees from these affiliated money    The Board did not view Fund performance as
market funds attributable to such            a relevant factor in considering whether
investments, although Invesco Aim has        to approve the sub-advisory agreements for
contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
least June 30, 2009, the advisory fees       served as a sub-adviser to the Fund prior
payable by the Fund in an amount equal       to May 1, 2008.


23    AIM TAX-FREE INTERMEDIATE FUND


[GO PAPERLESS
   GRAPHIC]

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
====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents
   trees used to produce paper.                                      will be sent via email as soon as they're  available.

-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's returns.        computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the
SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.


If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      -- SERVICE MARK --
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                  invescoaim.com     TFI-SAR-1     Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 5, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 5, 2008


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: December 5, 2008

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.